As filed with the Securities and Exchange Commission on April 27, 2006

                                                             File No. 333-123040
                                                                       811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 3                                        |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


       Amendment No. 88                                                      |X|
                        (Check appropriate box or boxes.)

                             ----------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                             ----------------------

                         PHL Variable Insurance Company
                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                           (800) 447-4312 (Depositor's
                     Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on May 1, 2006 pursuant to paragraph (b) of Rule 485

     60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  _______________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------
     Title of Securities Being Registered: Deferred fixed & variable annuity contracts
================================================================================

                                     PART A

                             PHOENIX DIMENSIONS(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT

           ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")

PROSPECTUS                                                           MAY 1, 2006
    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and Contract Value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at Net Asset Value, shares of a Series in the following designated funds.

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund *
[diamond] AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP
          (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio *

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST- CLASS S
---------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Fund Small Cap/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
          (f/k/a Phoenix-Engemann Capital Growth Series)
[diamond] Phoenix Mid-Cap Growth Series
          (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
[diamond] Phoenix Strategic Theme Series
          (f/k/a Phoenix-Seneca Strategic Theme Series)
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Growth Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Growth and Income Series
[diamond] Phoenix-Engemann Small-Cap Growth Series
[diamond] Phoenix-Engemann Strategic Allocation Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series
          (f/k/a Phoenix-Engemann Value Equity Series)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund *
[diamond] Rydex Variable Trust Nova Fund *
[diamond] Rydex Variable Trust Sector Rotation Fund *

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

 *Closed to new investment on May 1, 2006. See Appendix A for more information.

    The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2006, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:


     [envelope] PHL VARIABLE INSURANCE COMPANY     [telephone] TEL. 800/541-0171
                Annuity Operations Division
                PO Box 8027
                Boston, MA 02266-8027

                                TABLE OF CONTENTS

Heading                                                    Page
----------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5
   Expense Examples.......................................    7
   Annual Fund Expenses...................................    8

CONTRACT SUMMARY..........................................   11
FINANCIAL HIGHLIGHTS......................................   13
FINANCIAL STATEMENTS......................................   13
PERFORMANCE HISTORY.......................................   13
THE VARIABLE ACCUMULATION ANNUITY.........................   13
PHL VARIABLE AND THE SEPARATE ACCOUNT ....................   13
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   14
   Participating Investment Funds.........................   14
   Investment Advisors and Subadvisors....................   14
   Services of the Advisors...............................   14
GIA.......................................................   15
MVA  .....................................................   15
PURCHASE OF CONTRACTS.....................................   16
DEDUCTIONS AND CHARGES....................................   16
   5-Year Surrender Charge Fee............................   16
   Annual Administrative Charge...........................   17
   Daily Administrative Fee...............................   17
   Guaranteed Minimum Accumulation Benefit Fee............   17
   Guaranteed Minimum Income Benefit Fee..................   17
   Guaranteed Minimum Withdrawal Benefit Fee..............   17
   Market Value Adjustment................................   18
   Mortality and Expense Risk Fee.........................   18
   Surrender Charges......................................   18
     Nursing Home Waiver..................................   19
     Terminal Illness Waiver..............................   19
   Tax....................................................   19
   Transfer Charge........................................   19
   Reduced Fees, Credits and Excess Interest .............   19
   Other Charges..........................................   20
THE ACCUMULATION PERIOD...................................   20
   Accumulation Units.....................................   20
   Accumulation Unit Values...............................   20
   Internet, Interactive Voice Response and Telephone
     Transfers............................................   20
   Disruptive Trading and Market Timing ..................   21
   Optional Programs and Benefits.........................   22
   Surrender of Contract and Withdrawals..................   30
   Contract Termination...................................   30
   Payment Upon Death Before Maturity Date ...............   30
THE ANNUITY PERIOD........................................   32
   Annuity Payments.......................................   32
   Annuity Payment Options................................   32
     Other Conditions.....................................   34
   Payment Upon Death After Maturity Date.................   35
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   35
   Valuation Date.........................................   35
   Valuation Period.......................................   35
   Accumulation Unit Value................................   35
   Net Investment Factor..................................   35
MISCELLANEOUS PROVISIONS..................................   35
   Assignment.............................................   35
   Payment Deferral.......................................   35
   Free Look Period.......................................   36
   Amendments to Contracts................................   36
   Substitution of Fund Shares............................   36
   Ownership of the Contract..............................   36
FEDERAL INCOME TAXES......................................   36
   Introduction...........................................   36
   Income Tax Status......................................   36
   Taxation of Annuities in General--Nonqualified Plans...   37
   Additional Considerations..............................   38
   Owner Control..........................................   38
   Diversification Standards..............................   39
   Taxation of Annuities in General--Qualified Plans......   40
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   43
SERVICING AGENT...........................................   44
STATE REGULATION..........................................   44
REPORTS...................................................   44
VOTING RIGHTS.............................................   44
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   44
LEGAL MATTERS.............................................   44
SAI TABLE OF CONTENTS.....................................   45
APPENDIX A--INVESTMENT OPTIONS............................. A-1
APPENDIX B--DEDUCTIONS FOR TAXES........................... B-1
APPENDIX C--FINANCIAL HIGHLIGHTS........................... C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the Maturity Date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two Annuitants. One is the primary Annuitant and the other is considered to be the joint Annuitant. Prior to the Maturity Date, the Annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a Series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the Annuity Unit Value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first Valuation Date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The Annuity Unit Value on any subsequent Valuation Date is equal to the Annuity Unit Value of the subaccount on the immediately preceding Valuation Date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The Valuation Date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the Contract Value is the sum of all Accumulation Units held in the subaccounts of the Separate Account and the value held in the GIA and/or MVA plus the value held in the loan security account, and less any loan debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there is more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An Annuity Payment Option providing payments with a fixed dollar amount after the first payment is made.

GIA, OR GUARANTEED INTEREST ACCOUNT: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MVA, OR MARKET VALUE ADJUSTED GUARANTEED INTEREST ACCOUNT: An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, or as required by applicable law, the Maturity Date will not be any earlier than the fifth contract anniversary and no later than the younger Annuitant's 95th birthday or ten years from the Contract Date. The election is subject to certain conditions described in "The Annuity Period." If there is more than one Annuitant, the younger Annuitant's age will be used to determine that Maturity Date.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

o   Nonqualified plans--$25,000
o   Bank draft program--$150
o   Qualified plans--$3,500


MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent premium payments, after the Minimum Initial Payment (see above). The Minimum Subsequent Payment for all contracts is $100.


NET ASSET VALUE: Net Asset Value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or Annuitant anytime: (a) before the Maturity Date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An Annuity Payment Option providing payments that vary with the investment experience of the subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    7-Year Surrender Charge Schedule (as a percentage of amount surrendered):
       Age of Premium Payment in Complete Years 0.....     7%
       Age of Premium Payment in Complete Years 1.....     6%
       Age of Premium Payment in Complete Years 2.....     5%
       Age of Premium Payment in Complete Years 3.....     4%
       Age of Premium Payment in Complete Years 4.....     3%
       Age of Premium Payment in Complete Years 5.....     2%
       Age of Premium Payment in Complete Years 6.....     1%

       Age of Premium Payment thereafter..............    None          This table describes the fees and expenses that you will
    Optional 5-Year Surrender Charge Schedule (as a percentage          pay at the time that you surrender the contract or transfer
    of amount surrendered):                                             value between the subaccounts. State premium taxes may also be deducted.

       Age of Premium Payment in Complete Years 0.....     7%
       Age of Premium Payment in Complete Years 1.....     6%
       Age of Premium Payment in Complete Years 2.....     5%           When you purchase your contract, you will need to elect a
       Age of Premium Payment in Complete Years 3.....     4%           Surrender Charge Schedule. The 5-Year Surrender Charge
       Age of Premium Payment in Complete Years 4.....     3%           Schedule is an Optional Benefit and if you elect it, you
       Age of Premium Payment thereafter..............     None         will be charged the 5-Year Surrender Charge Fee listed in
                                                                        the Optional Benefit Fees table.
    Transfer Charge(1)
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."


------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Current.........................................      $35
    Maximum(1)......................................      $35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a
percentage of average Account Value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee..................   1.125%
    Daily Administrative Fee........................    .125%
                                                    ---------
    Total Annual Separate Account Expenses..........   1.250%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP                             This table describes the fees and expenses that you will pay
    ---------------------------------------                             periodically during the time that you own the contract, not
    Mortality and Expense Risk Fee..................   1.375%           including annual fund fes and expenses.
    Daily Administrative Fee........................    .125%
                                                       ------
    Total Annual Separate Account Expenses..........   1.500%

    DEATH BENEFIT OPTION 3 - EARNINGS ENHANCEMENT BENEFIT
    -----------------------------------------------------
    Mortality and Expense Risk Fee..................   1.375%
    Daily Administrative Fee........................    .125%
                                                       ------
    Total Annual Separate Account Expenses..........   1.500%

    DEATH BENEFIT OPTION 4 - GREATER OF ANNUAL STEP-UP OR
    ANNUAL ROLL-UP
    -----------------------------------------------------
    Mortality and Expense Risk Fee..................   1.625%
    Daily Administrative Fee........................    .125%
                                                       ------
    Total Annual Separate Account Expenses..........   1.750%

-----------------------------------------------------------------------------------------------------------------------------------

(1) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."

------------------------------------------------------------------------------------------------------------------------------------

                                                           OPTIONAL BENEFIT FEES
                                                           ---------------------


             This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.


------------------------------------------------------------------------------------------------------------------------------------

5-YEAR SURRENDER CHARGE FEE PERCENTAGE(1)                               The 5-Year Surrender Charge option can be elected in
    Current.........................................   0.250%           combination with any of the guaranteed benefit options.
    Maximum.........................................   1.000%
------------------------------------------------------------------------------------------------------------------------------------

             Since you can only elect one guaranteed benefit option, you should consult with your financial advisor as to whether the GMAB, the GMIB or the GMWB fits your particular needs.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)                          GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE(3) (as a
FEE(2) (as a percentage of the greater of the Guaranteed                percentage of the greater of the Guaranteed Annuitization
Amount or Contract Value)                                               Value or Contract Value )

    Current.........................................   0.500%               Current.........................................  0.600%
    Maximum.........................................   1.000%               Maximum.........................................  1.000%

                       If you elect GMWB, you will also need to elect one of the four versions.

             GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE(4) (as a percentage of the greater of the Benefit Amount or the Contract Value)

                                                                        LIFETIME GMWB - 5% WITHDRAWAL LIMIT
GMWB 5 - 5% WITHDRAWAL LIMIT                                                Current.........................................  0.600%
    Current.........................................   0.350%               Maximum.........................................  1.000%
    Maximum.........................................   1.000%
                                                                        LIFETIME GMWB FOR 2 - SPOUSAL CONTINUATION - 5%
GMWB 7 - 7% WITHDRAWAL LIMIT                                            WITHDRAWAL LIMIT
    Current.........................................   0.500%               Current.........................................  0.700%
    Maximum.........................................   1.000%               Maximum.........................................  1.000%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum  and  maximum  total  operating

                                      Minimum      Maximum              expenses, as a percentage of daily net assets, for the year
                                      -------      -------              ended 12/31/05 charged by the fund companies that you may
    Total Annual Fund Operating                                         pay periodically during the time that you own the contract.
    Expenses (expenses that are                                         More detail concerning the funds' fees and total and net
    deducted from the fund assets                                       fund operating expenses can be found after the Expense
    include management fees,                                            Examples and are contained in the fund prospectuses.
    12b-1 fees and other expenses)....  0.34%        5.11%


------------------------------------------------------------------------------------------------------------------------------------

(1) The 5-Year Surrender Charge Fee Percentage will be deducted annually on the contract anniversary only if you selected the 5-Year Surrender Charge Schedule. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."

(2) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."

(3) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."

(4) The Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee varies depending on which version you elect and you may elect only one. The fee percentage is locked in at the time you elect the benefit. The fee charged at the time you elect the Optional Reset may be higher or lower than when you first elected GMWB. The fee, however, will not exceed the maximum charge of 1.000%. See "Optional Programs and Benefits."

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES

These examples will help you compare the cost of investing in the contract if you elect the 5-Year Surrender Charge Schedule and the Lifetime GMWB for 2 - Spousal Continuation Guaranteed Minimum
Withdrawal Benefit. These elections will result in the highest total cost of investing in this contract.

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

     DEATH BENEFIT OPTION 1
     ----------------------

          1 Year       3 Years     5 Years       10 Years               These examples are intended to help you compare the cost of
---------------------------------------------------------               investing in the contract with the cost of investing in
          $1,393       $2,687      $3,916         $6,859                other variable annuity contracts. These costs include
                                                                        Contract Owner transaction expenses contract fees, separate
     DEATH BENEFIT OPTION 2 AND 3                                       account annual expenses, maximum of all applicable riders
     ----------------------------                                       and benefit fees, and the maximum fund fees and expenses
                                                                        that were charged for the year ended 12/31/05.

          1 Year       3 Years     5 Years       10 Years               The examples assume that you invest $10,000 in the contract
---------------------------------------------------------               for the time periods  indicated. The examples also assume
          $1,415       $2,747      $4,006         $6,989                that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that
     DEATH BENEFIT OPTION 4                                             you have  allocated all of your contract value to the fund
     ----------------------                                             with the maximum fees and expenses. Although your actual
          1 Year       3 Years     5 Years       10 Years               costs may be higher or lower based on these assumptions,
---------------------------------------------------------               your costs are shown in the table to the left.
          $1,437       $2,806      $4,094         $7,115


If you do not surrender your contract at the end of the applicable time period, your maximum costs would be:


     DEATH BENEFIT OPTION 1
     ----------------------


         1 Year        3 Years     5 Years       10 Years
         ------------------------------------------------
           $ 781       $2,275      $3,684         $6,859

     DEATH BENEFIT OPTIONS 2 AND 3
     ------------------------------

         1 Year        3 Years     5 Years       10 Years
         ------------------------------------------------
           $ 805       $2,338      $3,776         $6,989

     DEATH BENEFIT OPTION 4
     ----------------------
         1 Year        3 Years     5 Years       10 Years
         ------------------------------------------------
           $ 828       $2,401      $3,867         $7,115


------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Rule
                                                    Investment   12b-1 or     Other                     Contractual     Total Net
                                                    Management   Service    Operating  Total Annual    Reimbursement   Annual Fund
                      Series                           Fee         Fees     Expenses   Fund Expenses     & Waivers      Expenses
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    0.61          -         0.29         0.90             N/A          N/A(1,2)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                           0.60          -         0.27         0.87             N/A          N/A(1,2,3)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                   0.72          -         0.31         1.03             N/A          N/A(1)
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *           0.85          -         0.06         0.91             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              0.19          -         0.15         0.34           (0.06)        0.28(4)
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II      0.60          -         0.38         0.98             N/A          N/A(5),(17)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary          0.60          -         0.40         1.00             N/A          N/A(5),(17)
Shares
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  0.57        0.10        0.09         0.76             N/A          N/A(6)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           0.57        0.10        0.13         0.80             N/A          N/A(7)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         0.57        0.10        0.10         0.77             N/A          N/A(6)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                       0.46        0.25        0.02         0.73             N/A          N/A(8)
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         0.60        0.25        0.18         1.03             N/A          N/A(9)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          1.24        0.25        0.29         1.78             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     0.65        0.25        0.17         1.07           (0.05)        1.02(10)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      0.75        0.25        0.07         1.07             N/A          N/A(8,9)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *               0.75        0.25        0.22         1.22             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                  0.50          -         0.44         0.94           (0.04)        0.90(11,12)
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio               0.48          -         0.41         0.89             N/A          N/A(12)
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                   0.74          -         0.38         1.12             N/A          N/A(13)
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio               1.15        0.25        0.70         2.10           (0.69)        1.41(14)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio               0.85        0.25        0.17         1.27           (0.02)        1.25(14)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA              0.64        0.25        0.02         0.91             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                 0.63        0.25        0.04         0.92             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA             0.74        0.25        0.05         1.04             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                         0.68          -         0.21         0.89             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                         0.80          -         0.41         1.21             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                        0.75          -         0.40         1.15             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 0.75          -         0.31         1.06             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                             0.75          -         0.39         1.14             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                 0.85          -         0.80         1.65             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index             0.45          -         0.27         0.72             N/A          N/A(17)
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities          0.75          -         0.28         1.03             N/A          N/A
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series             0.70          -         0.29         0.99             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series              0.90          -         0.78         1.68             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series          0.58          -         0.21         0.79             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   0.40          -         0.26         0.66             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      0.50          -         0.25         0.75             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond          0.50          -         0.48         0.98             N/A          N/A(17)
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                 0.70          -         0.82         1.52             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          0.90          -         1.09         1.99             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Rule
                                                    Investment   12b-1 or     Other                     Contractual     Total Net
                                                    Management   Service    Operating  Total Annual    Reimbursement   Annual Fund
                      Series                           Fee         Fees     Expenses   Fund Expenses     & Waivers      Expenses
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select            0.90          -         0.30         1.20             N/A          N/A(17)
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                        0.35          -         0.64         0.99             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           0.35          -         0.76         1.11             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:          0.40        0.25        0.29         0.94           (0.24)        0.97(15)
Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:          0.40        0.25        0.27         0.92           (0.22)        0.95(15)
Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:          0.40        0.25        0.69         1.34           (0.64)        0.90(15)
Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:          0.40        0.25        0.34         0.99           (0.29)        0.93(15)
Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        1.05          -         0.28         1.33             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series      1.05          -         0.35         1.40             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                    0.70          -         0.29         0.99             N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio      0.49        0.25        0.25         0.99             N/A          N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                       0.25        0.25        0.25         0.75             N/A          N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                      0.25        0.25        0.25         0.75             N/A          N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund *                      0.90          -         4.21         5.11             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *                      0.75          -         0.78         1.53             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *           0.90          -         0.80         1.70             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio            0.46        0.35        0.32         1.13             N/A          N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                           0.99          -         0.33         1.32             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        0.95          -         0.18         1.13             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                         0.85          -         0.12         0.97             N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         0.90          -         0.05         0.95             N/A          N/A

-----------------------------------------------------------------------------------------------------------------------------------


* Fund closed to new investment on May 1, 2006. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.

(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.

(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.

(14) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.

(15) "Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds.

(16) "Other Expenses" reflect an administrative fee of 0.25%.

(17) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

----------------------------------------------------------------------------------------------------
                        FUND                          REIMBURSEMENTS      NET ANNUAL FUND EXPENSES
----------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II          (0.26)                   0.72(a)
----------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        (0.25)                   0.75(a)
----------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                             (0.06)                   1.15
----------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                            (0.05)                   1.10
----------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                 (0.14)                   1.00
----------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                     (0.65)                   1.00
----------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          (0.07)                   0.65
----------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                 (0.04)                   0.95
----------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                  (0.43)                   1.25
----------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       (0.01)                   0.65
----------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       (0.28)                   0.70
----------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     (0.67)                   0.85
----------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              (0.94)                   1.05
----------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         (0.15)                   1.05
----------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            (0.39)                   0.60
----------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               (0.51)                   0.60
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            (0.03)                   1.30
----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          (0.10)                   1.30
----------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock                               (0.04)                   0.95
----------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                (0.30)                   0.83(b)
----------------------------------------------------------------------------------------------------

a Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.

b The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. Your rights and obligations under the contract will be determined by the language of the contract itself. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in front of this prospectus.

OVERVIEW

    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. For more information, see "Investments of the Separate Account," "GIA" and "MVA."


    You also select a death benefit option that is suitable to your financial objectives. The Death Benefit Options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date " and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the Minimum Initial Payment, there are no required premium payments.

[diamond] You may make premium payments anytime prior to the Maturity Date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Generally, the minimum initial premium payment is $3,500 for a qualified plan and $25,000 for nonqualified plans. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Premium payments are invested in one or more of the subaccounts, GIA and the MVA. (GIA is not availble in Massachusetts). The MVA is not available for investment after the Maturity Date.

[diamond] Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Disruptive Trading and Market Timing."


[diamond] Transfers between the subaccounts and from the subaccounts into the MVA are subject to disruptive trading and market timing restrictions. For more information, see "Disruptive Trading and Market Timing." Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see "MVA" and the MVA prospectus.


[diamond] The Contract Value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.


[diamond] The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).


[diamond] Payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its Contract Value less any applicable surrender charge, market value adjustment and premium tax.

[diamond] Each year you may withdraw part of your Contract Value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

o Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond] Annual Administrative Charge--maximum of $35 each year. For more information, see "Deductions and Charges" below.

[diamond] Guaranteed Minimum Accumulation Benefit fee --the fee equals 0.500% multiplied by the greater of the guaranteed amount or Contract Value on the date the fee is deducted. For more information, see "Deductions and Charges" below.

[diamond] Guaranteed Minimum Income Benefit fee--the fee equals 0.600% multiplied by the greater of the guaranteed annuitization value or Contract Value on the date the fee is deducted. For more information, see "Deductions and Charges" below.


[diamond] Guaranteed Minimum Withdrawal Benefit fee--the fee percentage will vary depending on which one of the four available GMWB versions you elect. The fee is equal to a stated percentage multiplied by the greater of Benefit Amount or Contract Value on the date the fee is deducted.

-----------------------------------------------------------
          GMWB 5                       GMWB 7
    5% WITHDRAWAL LIMIT          7% WITHDRAWAL LIMIT
-----------------------------------------------------------
          0.350%                       0.500%
-----------------------------------------------------------
                                 LIFETIME GMWB FOR 2
       LIFETIME GMWB            SPOUSAL CONTINUATION
   5% WITHDRAWAL LIMIT*         5% WITHDRAWAL LIMIT*
-----------------------------------------------------------
          0.600%                       0.700%
-----------------------------------------------------------
*Available only on contracts issued on or after November 14, 2005 in states where the associated rider has been approved.

          For more information, see "Deductions and Charges" below.

[diamond] Market Value Adjustment--any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see "MVA."

[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts.

          Two surrender charge schedules are available. There is no additional fee applicable to the 7-Year Surrender Charge Schedule.

7-Year Surrender Charge Schedule:

--------------------------------------------------------------
Percent                 7%   6%   5%   4%   3%  2%   1%   0%
--------------------------------------------------------------
Age of Premium
Payment in Complete     0    1    2    3    4    5   6    7+
Years
--------------------------------------------------------------

    There is an additional fee applicable to the 5-Year Surrender Charge Schedule. We will deduct a fee of 0.250% of each premium payment for five contract anniversaries following each payment.

5-Year Surrender Charge Schedule:

--------------------------------------------------------------
Percent                    7%    6%     5%    4%    3%    0%
--------------------------------------------------------------
Age of Premium Payment      0     1     2      3     4    5+
in Complete Years
--------------------------------------------------------------

    No surrender charges are taken upon the death of the owner. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited.

    For more information, see "Deductions and Charges" below.

[diamond] Taxes--taken from the Contract Value upon premium payments or commencement of annuity payments.

          o PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see "Tax" and Appendix B.

[diamond] Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges" below.

FROM THE SEPARATE ACCOUNT

[diamond] Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges" below.

[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges" below.

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers four Death Benefit Options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain Death Benefit Options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the Contract Value plus any charges made under this contract as of the date of cancellation. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period" under "Miscellaneous Provisions" below.

TERMINATION
    If on any Valuation Date the total Contract Value equals zero, the contract will immediately terminate without value, unless you elected the Guaranteed Minimum Withdrawal Benefit rider and the Benefit Amount is greater than zero.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are four different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The financial statements of PHL Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information
(SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------


The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that premium payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.



PHL VARIABLE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


    We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06103-2899.

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

    PHL Variable is a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc. Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which, is a manufacturer of insurance, annuity and asset management products.


    On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable Insurance Company.

    Contributions to the GIA and MVA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."

INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund

[diamond] DWS Scudder Investments VIT Funds

[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] Lazard Retirement Series
[diamond] Lord Abbett Series Fund, Inc.

[diamond] Neuberger Berman Management Trust
[diamond] Oppenheimer Variable Account Fund
[diamond] The Phoenix Edge Series Fund
[diamond] PIMCO Variable Insurance Trust

[diamond] The Rydex Variable Trust
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any Series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by PHL Variable, Phoenix, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.


    The company and its affiliates may have arrangements with the funds' investment advisor, subadvisor, distributor, and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the contracts The company may profit from these fees.

    In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the contract, or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund, and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.


    The interests of variable annuity Contract Owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisor continually furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.

GIA
--------------------------------------------------------------------------------


    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.


    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.


    Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Contract Value in the GIA as of the date of the transfer. Also, the Contract Value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    Contracts are subject to a Maximum GIA Percentage provision that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval. GIA is not available in Massachusetts.

MVA
--------------------------------------------------------------------------------

    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an Annuity Payment Option before the end of the guarantee period, a market value adjustment will be made. The MVA is available only during the accumulation phase of your contract. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the MVA. The MVA option currently offers different guarantee periods, which provide you with the ability to earn interest at different guaranteed rates on all or part of your Contract Value. Each allocation has its own guaranteed rate and expiration date. Because we change guaranteed rates periodically, amounts allocated to a guarantee period at different times will have different guaranteed rates and expiration dates. The applicable guaranteed rate, however, does not change during the guarantee period.

    We will notify you of the expiration of the guarantee period and of your available options within 30 days of the expiration date. You will have 15 days before and 15 days following the expiration date ("window period") to notify us of your election. During this window period, any withdrawals or transfers from the MVA will not be subject to a market value adjustment. Unless you elect to transfer funds to a different guarantee period, to the subaccounts of the Separate Account, to the GIA or elect to withdraw funds, we will begin another guarantee period of the same duration as the one just ended and credit interest at the current rate for that new guarantee period. If you choose a guarantee period that is no longer available or if your original guarantee period is no longer available, we will use the guarantee period with the next longest duration.

    We reserve the right, at any time, to discontinue guarantee periods or to offer guarantee periods that differ from those available at the time your contract was issued. Since guarantee periods may change, please contact us to determine the current guarantee periods being offered.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.

    A market value adjustment will not be applied upon the payment of the death benefit.

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

    The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    Generally, we require minimum initial premium payments of:

[diamond] Nonqualified plans--$25,000

[diamond] Bank draft program--$150
          o You may authorize your bank to draw $150 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account.

[diamond] Qualified plans--$3,500


The initial payment is due and payable before the contract becomes effective. We require minimum subsequent premium payments of $100.


    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the Maturity Date of a contract.



    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.


    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."

    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;
(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA or MVA.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

5-YEAR SURRENDER CHARGE FEE
    If you elect the 5-Year Surrender Charge Schedule, we will deduct a fee for five contract anniversaries following each premium payment. The fee is calculated by applying the fee percentage to each premium payment. If multiple premium payments are submitted in any one year, these will be added together and the fee applied to the total. The fee is deducted in arrears on each contract anniversary date and upon full surrender of the contract. If you surrender your contract on any other date than the contract anniversary, the fee will be deducted proportionately based on the number of months completed during the contract year.

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    The fee percentage is locked in at the time you elect this benefit.
Currently the fee percentage is equal to 0.250%. However, we reserve the right to charge up to 1.000%.

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the Contract Value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your Contract Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the Contract Value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA).

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE
    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.

    The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect either the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM INCOME BENEFIT FEE
    If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount, GIA and MVA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value.

    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted.

     If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FEE
    If the Guaranteed Minimum Withdrawal Benefit rider is part of your contract, we will deduct a fee. The fee percentage will vary depending on which one of the four available GMWB versions you elect. The fee is equal to a stated percentage multiplied by the greater of Benefit Amount or Contract Value on the date the fee is deducted.

-----------------------------------------------------------
          GMWB 5                       GMWB 7
    5% WITHDRAWAL LIMIT          7% WITHDRAWAL LIMIT
-----------------------------------------------------------
          0.350%                       0.500%
-----------------------------------------------------------
                                 LIFETIME GMWB FOR 2
       LIFETIME GMWB            SPOUSAL CONTINUATION
   5% WITHDRAWAL LIMIT*         5% WITHDRAWAL LIMIT*
-----------------------------------------------------------
          0.600%                       0.700%
-----------------------------------------------------------
*Available only on contracts issued on or after November 14, 2005 in states where the associated rider has been approved.


    For all versions, we reserve the right to charge up to 1.000%, multiplied by the greater of the Benefit Amount or Contract Value on the date that the fee is deducted. The fee percentage is locked in on the date that this rider is added to the contract.


    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be

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

deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount, GIA and MVA, if applicable, bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount, GIA and MVA, if applicable. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.

    If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The current charge under each death benefit option is equal to the following percentages on an annual basis:

-----------------------------------------------------------
  DEATH BENEFIT OPTION 1       DEATH BENEFIT OPTION 2
     RETURN OF PREMIUM             ANNUAL STEP-UP
-----------------------------------------------------------
          1.125%                       1.375%
-----------------------------------------------------------
  DEATH BENEFIT OPTION 3       DEATH BENEFIT OPTION 4
   EARNINGS ENHANCEMENT     GREATER OF ANNUAL STEP-UP OR
          BENEFIT                  ANNUAL ROLL-UP
-----------------------------------------------------------
          1.375%                       1.625%
-----------------------------------------------------------

    Although you bear the investment risk of the Series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the Annuitant lives.

    No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the Contract Owners.

SURRENDER CHARGES

    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract and which surrender schedule you elected (refer to the charts shown below). The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are deferred charges because they are not deducted from premiums. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the Contract Value. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the Contract Value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% free withdrawal amount, are as follows:

7-Year Surrender Charge Schedule (no fee charged)

--------------------------------------------------------------
Percent                7%   6%   5%   4%   3%   2%  1%   0%
--------------------------------------------------------------
Age of Premium
Payment in Complete    0    1    2    3    4    5   6    7+
Years
--------------------------------------------------------------

5-Year Surrender Charge Schedule (additional fee charged)

--------------------------------------------------------------
Percent                  7%     6%    5%    4%    3%    0%
--------------------------------------------------------------
Age of Premium
Payment in Complete      0      1     2     3     4     5+
Years
--------------------------------------------------------------

    If you elect the 5-Year Surrender Charge Schedule, we will deduct a fee of 0.250% of each premium payment for five

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contract anniversaries following each premium payment. The fee will be deducted in arrears on each contract anniversary for five years. If this benefit terminates on any other day for any reason other than death or commencement of annuity payments, a pro rated portion of the fee will be deducted.

    This contract allows you to choose between two distinct Surrender Charge Schedules. You should consult with a qualified financial advisor before making your election.

    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

    Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see "MVA" or refer to the MVA prospectus.

    Under this contract surrender charges may be waived due to two life situations: admission into a nursing home or a terminal illness. There are no fees for these waivers.

    NURSING HOME WAIVER. Prior to Maturity Date, you may surrender all or a portion of the Contract Value without a surrender charge, provided that:
    (a) more than one year has elapsed since the Contract Date; and
    (b) the withdrawal is requested within two years of the owner's admission into a Licensed Nursing Home Facility; and
    (c) the owner has been confined to the Licensed Nursing Home Facility (as defined below) for at least the preceding 120 days.

    This waiver is subject to state approval (note: this waiver is not available in Massachusetts).

    Licensed Nursing Home Facility: a state licensed hospital or state licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis. The owner must provide us with satisfactory evidence of confinement by written notice.


    TERMINAL ILLNESS WAIVER. Prior to Maturity Date, you may surrender all or a portion of the Contract Value without a surrender charge, provided that we receive proof, satisfactory to us, of the owner's terminal illness which is defined as an illness or condition that is expected to result in the owner's death within six months.


    This waiver is subject to state approval (note: this waiver is not available in Massachusetts).

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the Contract Date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED FEES, CREDITS AND EXCESS INTEREST
    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest, when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;


(2) the amount of anticipated purchase payments;


(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

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

    Any reduction or elimination of the mortality and expense risk fee or the withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES

    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily Net Asset Values of each Series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS

    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding accumulation unit value. The number of Accumulation Units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an Accumulation Unit in that subaccount next determined after receipt of the premium payment. The value of the Accumulation Units of a subaccount will vary depending upon the investment performance of the applicable Series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the contract, the total value of the Accumulation Units in a subaccount can be computed by multiplying the number of such units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each subaccount and their current value will be reported to you at least annually.

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
    You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contract Value among one or more subaccounts, the GIA or MVA subject to the limitations established for the GIA and MVA. A transfer from a subaccount will result in the redemption of Accumulation Units and, if another subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts, the GIA or MVA by Internet, Interactive Voice Response and telephone by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any Valuation Date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contract Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    Transfers to the GIA are not permitted during the first Contract Year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract Owners. These risks and harmful effects include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our Contract Owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Annuity Operations Division by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract Owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify Contract Owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all Contract Owners from the potential effects of Disruptive Trading, while also abiding by any rights that Contract Owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract Owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter

Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

      We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a Contract Owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or, if so, what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND BENEFITS

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

ASSET ALLOCATION PROGRAMS
    Asset allocation is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long-term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

      We currently offer the following asset allocation programs:
Phoenix-Ibbotson Strategic Asset Allocation and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. Subject to regulatory requirements and approvals, in the future, we may, offer other asset allocation services. These asset allocation programs are not offered by this prospectus and are not part of your contract. The asset allocation programs are separate services made available in connection with the contract. There is no additional charge associated with participating in these programs.

*"S&P," "S&P500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
    PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of carefully selected combinations of subaccounts. The options approved for use are:

o   Conservative Portfolio
o   Moderately Conservative Portfolio
o   Moderate Portfolio
o   Moderately Aggressive Portfolio
o   Aggressive Portfolio

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
    The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. The options approved for use are:

o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

      You select an asset allocation program, and within that program, an asset allocation option. For the Phoenix-Ibbotson Strategic Asset Allocation program, when you select an asset allocation option, your initial premium payment (or Contract Value for inforce contracts) and subsequent payments will be allocated across the subaccounts, in accordance with the option that you selected. For the Phoenix-S&P Dynamic Asset Allocation Series, when you select an asset allocation option, your initial premium payment (or Contract Value for inforce contracts) and subsequent payments will be allocated to the subaccount that corresponds to the "fund of funds" that invests in accordance with the option that you selected.


ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA. There is no charge for participating in this program.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding Valuation Date.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    Transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)
    The GMAB provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten-year term. Currently, we only allow you to elect this rider on the Contract Date. This rider may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above.

    The benefit is available if each owner and Annuitant are less than 81 years old on the date that this rider is added to the Contract (the "rider date").


    The GMAB is only available if you allocate your premiums to an approved asset allocation program and one of its options, and if you remain fully invested through an asset allocation program and one of its options for the term of the benefit. Currently, the asset allocation programs approved for use with the GMAB are the Phoenix-Ibbotson Strategic Asset Allocation Program and the Phoenix-S&P Dynamic Asset Allocation Series. The asset allocation options for each program are listed below.

PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
o   Conservative Portfolio
o   Moderately Conservative Portfolio
o   Moderate Portfolio
o   Moderately Aggressive Portfolio
o   Aggressive Portfolio

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    You select an asset allocation program, and within that program, an asset allocation option. For the Phoenix-Ibbotson Strategic Allocation program, when you select an asset allocation option, your initial premium payment and subsequent payments will be allocated across the subaccounts, in accordance with the option that you selected. For the Phoenix-S&P Dynamic Asset Allocation Series, when you select an asset allocation option, your initial premium payment and subsequent payments will be allocated to the subaccount that corresponds to the "fund of funds" that invests in accordance with the option that you selected.

For more information on the asset allocation programs, see "Asset Allocation Programs."


GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

    A =  the Contract Value on the rider date.

    B = 100% of each subsequent premium payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

    C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contract Value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
    If on the last day of the term:

[diamond] the Contract Value is less than the guaranteed amount base, we will add an additional amount to the Contract Value equal to the difference between the Contract Value and the guaranteed amount.

[diamond] the Contract Value is greater than or equal to the guaranteed amount base, we will add an additional amount to the Contract Value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

[diamond] the contract annuitizes, the death of an owner or Annuitant occurs or a full surrender is made, the Contract Value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the Contract Value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the Contract Value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

[diamond] the date that any portion of the Contract Value is not invested according to an asset allocation model established and maintained by us for the benefit;

[diamond] the date that a full surrender is made;

[diamond] the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

[diamond] the date that annuity payments commence; or

[diamond] the date that the contract terminates.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the Annuity Payment Option rate for the Annuity Payment Option selected under the rider.


    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.


    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above. Currently, we only allow you to elect this rider on the Contract Date. Once you elect this benefit rider, it is irrevocable. You should consult with a qualified financial advisor before you make your decision.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older Annuitant's
80th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

    A = the Contract Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D  = any tax that may be due.

    After the contract anniversary following the older Annuitant's 80th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

    A = the guaranteed annuitization value on the contract anniversary following the older Annuitant's 80th birthday.

    B = the sum of premium payments made after the contract anniversary following the older Annuitant's 80th birthday.

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older Annuitant's 80th birthday.

    D  = any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
     A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

    The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:

    A  = the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and B = (a) multiplied by (b), where:
         (a) = the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in "A" above;
         (b) = 1 minus the result of (c) divided by (d), where:
         (c) = the Contract Value after the withdrawal, and
         (d) = the Contract Value before the withdrawal less the value determined in "A" above.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below.

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contract Value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contract Value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each rider anniversary.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day following the last contract anniversary that occurs after the older Annuitant's 90th birthday;


2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving Annuitant or Joint Annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following Annuity Payment
Options:


    GMIB OPTION A -- LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the Annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the Annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any Annuitant dies after the end of the period certain. This option is not available if the life expectancy of the Annuitant is less than the period certain on the date the benefit is exercised.


    GMIB OPTION B -- NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any Annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.


    GMIB OPTION D -- JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the Annuitant or joint Annuitant named under this rider is living. This option is only available if the Annuitant and Joint Annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving Annuitant.

    GMIB OPTION F -- JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN a fixed annuity payable monthly while either the Annuitant or Joint Annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the Annuitant and Joint Annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving Annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving Annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older Annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the Maturity Date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the Annuity Payment Option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.


    If the Annuitant and Joint Annuitant, if any, die and are survived by any owner, any remaining certain period annuity payments will be paid to such owner. Payments will continue under the Annuity Payment Option in effect at the date of death and may not be deferred or otherwise extended.


--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide Contract Value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any Annuitant or Joint Annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

    UNLESS OTHERWISE SPECIFIED BELOW, ALL FEATURES AND BENEFITS OF THE GMWB RIDER, WHETHER ISSUED BEFORE, ON OR AFTER NOVEMBER 14, 2005 ARE THE SAME.

    This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees at least the return of your Contract Value on the date that this rider is added to the contract ("rider date") plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. The Benefit Amount Percentage is currently 105%. If your rider was issued on or after November 14, 2005 in states where the rider has been approved, you must annuitize your contract under one of the GMWB Annuity Payment Options described below to receive the benefits provided by this rider.

    The GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. The GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time; you will not lose the guarantee if you don't make withdrawals or if you withdraw less than the Withdrawal Limit (as described below). If you do make withdrawals, income taxes, tax penalties and surrender charges may apply.

    We offer four versions of the GMWB: GMWB 5, GMWB 7, Lifetime GMWB and Lifetime GMWB for 2 - Spousal Continuation ("Lifetime GMWB for 2"). GMWB 5 and GMWB 7 are non-lifetime withdrawal benefits; Lifetime GMWB and Lifetime GMWB for 2 are lifetime withdrawal benefits. The GMWB guarantees withdrawals or payments each year equal to the Withdrawal Limit until we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. In addition, if you elect Lifetime GMWB and the owner is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the death of the owner. If you elect Lifetime GMWB for 2 and the owner and/or beneficiary is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the later of the death of the owner and beneficiary.

    You elect one version of the GMWB on the rider date and this election is irrevocable except as provided in the Optional Reset provision described below. Currently, we only allow you to elect this rider on the Contract Date. The GMWB can not be terminated except as described below.

    This rider is subject to the following issue age, ownership, and beneficiary limitations, subject to state regulations.

    For the GMWB 5 and GMWB 7 versions, for nonqualified plans, the base contract minimum and maximum issue ages apply to this rider. For qualified plans, the base contract minimum issue age applies to this rider and the maximum issue age is 80.

    For the Lifetime GMWB version, there can be only one owner, and the owner must be a natural person. For nonqualified plans, the base contract maximum issue age applies to this rider and the minimum issue age is 60. For qualified plans, the minimum issue age is 60 and the maximum issue age is 80.

    For the Lifetime GMWB for 2 version, there may be one or two owners and both must be natural persons. If there is one owner, the spouse must be sole beneficiary and eligible for spousal continuation of contract. If there are two owners, they must be spouses and eligible for spousal continuation of contract; the same two individuals must be the beneficiaries. For nonqualified plans, the minimum issue age is 65 for the owner and beneficiary and the base contract maximum issue age applies to this rider. For qualified plans, the minimum issue age is 65 for the owner and beneficiary and the maximum issue age is 80 for the owner and beneficiary.

    A fee for this benefit is deducted on each contract anniversary and varies depending on which one of the four

GMWB versions you elect. See "Deductions and Charges" above.

ASSET ALLOCATION REQUIREMENTS

      The GMWB is only available if you allocate your premiums to an approved asset allocation program and one of its options, and if you remain fully invested through an asset allocation program and one of its options for the term of the benefit. Currently, the asset allocation programs approved for use with the GMWB are the Phoenix-Ibbotson Strategic Asset Allocation Program and the Phoenix-S&P Dynamic Asset Allocation Series. The asset allocation options for each program are listed below.

PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
o   Conservative Portfolio
o   Moderately Conservative Portfolio
o   Moderate Portfolio
o   Moderately Aggressive Portfolio
o   Aggressive Portfolio

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

      You select an asset allocation program, and within that program, an asset allocation option. For the Phoenix-Ibbotson Strategic Allocation program, when you select an asset allocation option, your initial premium payment and subsequent payments will be allocated across the subaccounts, in accordance with the option that you selected. For the Phoenix-S&P Dynamic Asset Allocation Series, when you select an asset allocation option, your initial premium payment and subsequent payments will be allocated to the subaccount that corresponds to the "fund of funds" that invests in accordance with the option that you selected.

    When you purchase a contract with the GMWB feature, the asset allocation program and the option within the program that you select will remain in effect until such time you select another option within your current program, or another program and one of its options. You may only change your program or option annually and the change will be effective on your contract anniversary. When changing programs or options, you must transfer 100% of your Contract Value to the newly selected option within your current program or to one option within your newly selected program.

    For more information on the asset allocation programs, see "Asset Allocation Programs."


BENEFIT AMOUNT
    The Benefit Amount is the amount available for withdrawals or payments and is established for the sole purpose of determining the Withdrawal Limit, Benefit Payment and Benefit Payment Duration. It is not used in calculating the surrender value or other values or benefits.


    The Benefit Amount is calculated on the rider date. If the rider is not issued as a result of an Optional Reset, the Benefit Amount is equal to the Contract Value on the rider date multiplied by the Benefit Amount Percentage. The Benefit Amount will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.


    The Benefit Amount is recalculated after each subsequent premium payment. The new Benefit Amount is equal to the current Benefit Amount plus the Benefit Amount Percentage multiplied by the subsequent premium payment. If your rider was issued on or after November 14, 2005 in states where the rider has been approved, the new Benefit Amount (calculated as a result of a subsequent premium payment) will never be greater than the Contract Value on the rider date plus total subsequent premium payments less total withdrawals made after the rider date, multiplied by the Benefit Amount Percentage.

    The Benefit Amount is recalculated after each withdrawal. If the Contract Value before the withdrawal is greater than or equal to the Benefit Amount before the withdrawal, the new Benefit Amount is equal to the Benefit Amount before the withdrawal less the amount of the withdrawal. If the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the new Benefit Amount is equal to the Contract Value after the withdrawal. The Benefit Amount may never be less than zero.

    Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

WITHDRAWAL LIMIT
    The Withdrawal Limit is calculated on the rider date and is equal to the initial Benefit Amount multiplied by the Withdrawal Limit Percentage, currently 7% for GMWB 7 and 5% for GMWB 5, Lifetime GMWB and Lifetime GMWB for 2. The Withdrawal Limit will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.


    If the sum of all withdrawals in any given rider year does not exceed the Withdrawal Limit, no surrender charge will be deducted, even if such withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.


    Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

IF YOUR RIDER WAS ISSUED BEFORE NOVEMBER 14, 2005 OR IN STATES WHERE THE RIDER HAS NOT BEEN APPROVED:

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to (A) multiplied by (B), added to (C), where:

    (A) =Withdrawal Limit Percentage;
    (B) =Benefit Amount Percentage multiplied by the premium payment; and
    (C) =current Withdrawal Limit.

The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero. If the Benefit Amount is reduced to zero, then the Withdrawal Limit is equal to zero.

IF YOUR RIDER WAS ISSUED ON OR AFTER NOVEMBER 14, 2005 IN STATES WHERE THE RIDER HAS BEEN APPROVED:

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to the greater of the current Withdrawal Limit and the Withdrawal Limit Percentage multiplied by the Benefit Amount after the subsequent premium payment.

    The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero.

OPTIONAL RESET
    The purpose of an Optional Reset is to lock in a higher Benefit Amount, which may increase the Withdrawal Limit and lengthen the period of time over which withdrawals and payments can be taken. Locking in a higher Benefit Amount increases your total future guaranteed withdrawals or payments.

    If you have Lifetime GMWB or Lifetime GMWB for 2, you may elect an Optional Reset on the first rider anniversary or any subsequent rider anniversary where the Contract Value is greater than the Benefit Amount. If you have GMWB 5 or GMWB 7, you may elect an Optional Reset on the fifth rider anniversary or any rider anniversary thereafter where the Contract Value is greater than the Benefit Amount.

    If you elect the Optional Reset, we will terminate the existing rider and issue a new rider. At that time, you will be given the opportunity to change to a different version of the GMWB if you meet all of the issue age, ownership and beneficiary requirements. You must notify us within 30 days after the rider anniversary that you wish to elect the Optional Reset.

    As a result of an Optional Reset, we will set the Benefit Amount equal to the Contract Value on the date of the reset. In addition, we will set the Withdrawal Limit equal to the Withdrawal Limit Percentage (under the new rider) multiplied by the Benefit Amount. We will also reset the Benefit Amount Percentage and the GMWB Fee Percentage to the then current percentages we are offering for new issues of the rider on the date of the reset. The GMWB Fee Percentage will never exceed the maximum charge of 1.000%.

    We reserve the right to prohibit the Optional Reset if we no longer offer GMWB as an additional option on new issues of the contract.

CONTRACT VALUE REDUCED TO ZERO
    If the Contract Value is reduced to zero, you will begin receiving monthly payments one month following the date the Contract Value is reduced to zero as described below. Subsequent payments will be made on the same date each month as the first payment. Payments may not be commuted or accelerated. Once you begin receiving monthly payments you will be prohibited from making any further premium payments, withdrawals, transfers, surrenders, or commencing annuity payments under an Annuity Payment Option as described in the contract. In addition, you will be prohibited from electing the Optional Reset or any other optional riders previously available under your contract.

    The Benefit Payment is the amount of each monthly payment we will make to you after your Contract Value has been reduced to zero. The Benefit Payment is calculated on the date the Contract Value is reduced to zero. The Benefit Payment is equal to one twelfth of the Withdrawal Limit on the date the Contract Value is reduced to zero.

    The Benefit Payment Duration is the number of months it will take for us to return the Benefit Amount remaining on the date the Contract Value is reduced to zero. The Benefit Payment Duration is equal to (A) divided by (B), rounded to the next highest whole number, where:

    A = the Benefit Amount on the date the Contract Value is reduced to zero;
        and
    B = the amount of the Benefit Payment.

    The Benefit Payment Duration may be zero, if (A) above is equal to zero.

IF YOUR RIDER WAS ISSUED BEFORE NOVEMBER 14, 2005 OR IN STATES WHERE THE RIDER HAS NOT BEEN APPROVED:

    You will receive monthly payments equal to the Benefit Payment for the Benefit Payment Duration. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly payments. Except to the extent required under Federal income tax laws, the total annual payments will not exceed the Withdrawal Limit on the date the Contract Value was reduced to zero. Monthly payments made under this rider shall be considered withdrawals from the contract under Federal income tax law, and shall be subject to the same requirements as any other withdrawal. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

IF YOUR RIDER WAS ISSUED ON OR AFTER NOVEMBER 14, 2005 IN STATES WHERE THE RIDER HAS BEEN APPROVED:

[diamond] We will set the Maturity Date equal to the date the Contract Value is reduced to zero.

[diamond] If you have GMWB 5 or GMWB 7 and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

[diamond] If you have Lifetime GMWB and the original owner is alive, you will receive fixed annuity payments under the GMWB Life with Period Certain Payment Option described below.

[diamond] If you have Lifetime GMWB and the original owner is not alive (but the beneficiary has elected to continue the contract under spousal continuation) and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

[diamond] If you have Lifetime GMWB for 2, you will receive fixed annuity payments under the GMWB Joint Life with Period Certain Payment Option described below.

GMWB ANNUITY PAYMENT OPTIONS
    This section describes the GMWB Annuity Payment Options available if your rider was issued on or after November 14, 2005 in states where the rider has been approved.

    GMWB SPECIFIED PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. Upon the death of the last surviving owner (or Annuitant, if the owner is a non-natural person), annuity payments, if any remain, will continue to the beneficiary. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly fixed annuity payments under this option.

    GMWB LIFE WITH PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the death of the original owner, subject to proof of survivorship. Upon the death of the owner, annuity payments, if any remain, will continue to the beneficiary.

     GMWB JOINT LIFE WITH PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the later of the death of the original owner and the beneficiary, subject to proof of survivorship. Upon the death of the owner and beneficiary, annuity payments, if any remain, will continue to the beneficiary.

BENEFIT TERMINATION
    This benefit will terminate without value on the occurrence of any of the following events:

[diamond] the change of ownership of the contract for any reason; or

[diamond] the commencement of annuity payments under an Annuity Payment Option as described in the contract; or

[diamond] termination of the contract to which this benefit is attached; or

[diamond] the election of the Optional Reset, if available; or

[diamond] the surrender of the contract; or

[diamond] the death of the owner (or Annuitant, if the owner is a non-natural person) unless the contract is continued by a surviving spouse; or

[diamond] any portion of the Contract Value is no longer invested in accordance with the requirements of an asset allocation program; or

[diamond] if you have GMWB 5 or GMWB 7, when the Contract Value and Benefit
          Amount have been reduced to zero; or

[diamond] if you have Lifetime GMWB, when the Contract Value and Benefit Amount have been reduced to zero and upon death of the original owner; or

[diamond] if you have Lifetime GMWB for 2, when the Contract Value and Benefit
          Amount have been reduced to zero and upon the later of the death of the original owner and the beneficiary.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program is in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the Maturity Date. There is no charge for participating in this program.

SURRENDER OF CONTRACT AND WITHDRAWALS

    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the Contract Value on the previous contract anniversary. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


    The appropriate number of Accumulation Units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation Units redeemed in a withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received. Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

    If you elect GMWB, no surrender charge will be deducted if cumulative withdrawals in a rider year do not exceed the Withdrawal Limit, even if cumulative withdrawals exceed the free withdrawal amount.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date the Contract Value is zero, unless you elected the Guaranteed Minimum Withdrawal Benefit rider and the Benefit Amount is greater than zero. PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary Annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond] DEATH OF AN OWNER
          If the owner dies before the contract Maturity Date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners dies prior to the Maturity Date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the Annuitant are not the same individual and the Annuitant dies prior to the Maturity Date, the owner becomes the Annuitant, unless the owner appoints a new Annuitant. If a Joint Annuitant dies prior to the Maturity Date, the owner may appoint a new Joint Annuitant. The death of the Annuitant or Joint Annuitant will not cause the death benefit to be paid.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the Maturity Date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new Contract Value for the continued contract and the current death benefit option will remain in effect.

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[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary Annuitant dies before the Maturity Date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?

    The owner shall elect any of the available Death Benefit Options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.


[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
             b) the Contract Value on the Claim Date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.


          Upon the death of the owner who has not attained age 81, the death benefit is the greatest of:
             a) the sum of all premium payments, less adjusted partial
                withdrawals (as defined below); or
             b) the Contract Value on the Claim Date; or
             c) the annual step-up amount (as defined below).


          Upon the death of the owner who has attained age 81, the death benefit is the greater of:


             a) the death benefit amount at the end of the contract year prior to the owner attaining age 81, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 81; or


             b) the Contract Value on the Claim Date.

          If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

[diamond] DEATH BENEFIT OPTION 3--EARNINGS ENHANCEMENT BENEFIT The availability of this option is subject to state approval.

          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the Contract Date.

          Upon the death of the owner who has not attained age 70 on the Contract Date, the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
             b) the Contract Value on the Claim Date plus 40% of the relief amount (as defined below).

          Upon death of the owner who has attained age 70, but is less than 76 on the Contract Date, the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
             b) the Contract Value on the Claim Date plus 25% of the relief amount (as defined below).


          If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, the death benefit will be calculated using the surviving spouse's attained age. The spouse's attained age at the death of the deceased owner will be used to determine the percentage of Relief Amount, if any.


[diamond] DEATH BENEFIT OPTION 4-- GREATER OF ANNUAL STEP-UP OR ANNUAL ROLL-UP
          The availability of this option is subject to state approval.

          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 81 on the Contract Date.

          Upon the death of the owner who has not attained age 81 on the Contract Date, the death benefit is the greater of:

             a) the sum of all of premium payments, less Adjusted Partial
                Withdrawals (as defined below); or
             b) the Contract Value on the Claim Date; or
             c) the Annual Step-up Amount (as defined below) on the Claim Date;
                and
             d) the Annual Roll-up Amount (as defined below) on the Claim Date.

          On the contract anniversary following the oldest owner's attained age 81, the death benefit is the greater of:

             a) the death benefit calculated at the end of the contract year prior to the oldest owner's attained age 81, plus the sum of all premium payments, less adjusted partial withdrawals (as defined below); and
             b) the Contract Value on the Claim Date.

          If the owner is not an individual, the age of the primary Annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 4, the death benefit will be calculated using the surviving spouse's attained age.

          Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the Contract Value and the death benefit (prior to the withdrawal) on the withdrawal date.

          Annual Roll-Up Amount: In the first contract year the Annual Roll-up Amount is equal to the sum of all premium payments, less adjusted partial withdrawals. At the beginning of the second contract year or any subsequent contract year, the Annual Roll-up Amount is equal to the

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          Annual Roll-up Amount at the end of the previous contract year multiplied by a factor of 1.05, plus 100% of premium payments, less Adjusted Partial Withdrawals made since the end of the previous contract year. The Annual Roll-up Amount may not exceed 200% of total premium payments less Adjusted Partial Withdrawals.

          Annual Step-up Amount: In the first contract year the Annual Step-Up Amount is equal to the sum of all premium payments less adjusted partial withdrawals. After that, in any following contract year the Annual Step-Up Amount equals the greater of (1) the Annual Step-Up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or
          (2) the Contract Value.

          Modified Premium Payments: Modified Premium Payments equal the sum of all premium payments made less any withdrawals of premiums. If there are no withdrawals or the withdrawal does not exceed the difference between the Contract Value and cumulative premiums made, the value is zero.

          Relief Amount: the Relief Amount is equal to the Contract Value less modified premium payments, not to exceed the following maximum amount:

          o When the age of the eldest owner on the Contract Date is less than 70, the maximum relief amount equals 200% multiplied by:
              1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
              2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date).


          o When the eldest owner on the Contract Date has attained age 70 but has not attained age 76, the maximum relief amount equals 100% multiplied by:
              1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
              2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date).


    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax." and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available Death Benefit Options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's Maturity Date if the owner is alive and the contract is still in force. Beginning on the Maturity Date, investment in the Separate Account is continued unless a Fixed Payment Annuity is selected. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. If you have not selected an Annuity Payment Option by the Maturity Date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a Maturity Date at the time of its issuance. However, you may subsequently elect a different Maturity Date. The Maturity Date may not be earlier than the fifth contract anniversary. The latest Maturity Date is the contract anniversary nearest the Annuitant's 95th birthday or ten years from the Contract Date, unless agreed otherwise. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The Maturity Date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional Maturity Date. If you do not elect a Maturity Date, which is different from the provisional Maturity Date, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative Annuity Payment Option is elected on or before the Maturity Date, the amounts held under a contract on the Maturity Date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or

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

before the Maturity Date of the contract, elect any of the other Annuity Payment Options described below. After the first annuity payment, you may not change the elected Annuity Payment Option. No surrender charge will be assessed under any Annuity Payment Option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any Annuity Payment Option. See the MVA prospectus for more information.


    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the Accumulation Units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the Annuity Payment Option selected and the age of the Annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed Annuity Payment Options and the first annuity payment for the variable Annuity Payment Options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following Annuity Payment Options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount.

    The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and
N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the Annuity Payment Options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the Annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the Annuitant is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the Annuitant or Joint Annuitant is living. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the Annuitant is living. If the Annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the Annuitant or joint Annuitant is living, or if later, the end of 10 years. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the Annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the Annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

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

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the Annuitant or joint Annuitant is living, or if later, the end of 10 years. You must designate the Joint Annuitant at the time you elect this option. The Joint Annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the Annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the Annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint Annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contract Value and affect the amount of future payments. Upon the death of the Annuitant (and joint Annuitant, if applicable), any remaining Contract Value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the Annuitant lives. In the event of the death of the Annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current Annuity Unit Value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding Annuity Unit Value on that date, minus
2. the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the Annuitant is living. No monthly payment, death benefit or refund is payable after the death of the Annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its Maturity Date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a

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single sum payment equal to the Contract Value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the Maturity Date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the Annuitant and joint Annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

-------------------------------------------------------
New Year's Day                    Independence Day
-------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
-------------------------------------------------------
Presidents Day                    Thanksgiving Day
-------------------------------------------------------
Good Friday                       Christmas Day
-------------------------------------------------------
Memorial Day
-------------------------------------------------------

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL

    Payment of the Contract Value, attributable to the Separate Account, in a single sum upon a withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if

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any, are applicable and will govern as to whether conditions described in (b),
(c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted Contract Value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial premium payment has been allocated to the MVA, we will apply the Market Value Adjustment that can increase or decrease your initial premium payment. If applicable state law requires, we will return the full amount of any premium payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of the other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market Subaccount. When your Free Look Period expires we allocate the Contract Value among the subaccounts, the GIA and/or MVA according to your instructions. We may use the Temporary Money market Allocation Amendment depending on the state of issue and under contain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by Contract Owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of PHL Variable's management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another subaccount for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the Annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the Annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

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TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the Contract Value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the Series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

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ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax advisor.

    If the primary Annuitant, which is not the Contract Owner, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, however, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the earliest death of any of the Contract Owners.

    If the Contract Owner or a joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

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    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91,
issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the Contract Owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and PHL Variable regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the Series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the Contract Owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected annuity payment option may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

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    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES (TSAS)
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's Contract Value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the Contract Value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------


      PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

      PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

      PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION
      Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

      We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 7.0% of purchase payments (if up-front compensation is paid to registered representatives) and up to 2.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

      To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

      This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

      PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. These services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.

    Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation and Sammons Securities Company, LLC. Also, State Farm distributes PHL Variable products as its exclusive unaffiliated variable annuity to its customers.

SERVICING AGENT
--------------------------------------------------------------------------------


    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


---------------------------------------------------------
   YEAR ENDED DECEMBER 31,             FEE PAID
---------------------------------------------------------
             2003                    $1.7 million
---------------------------------------------------------
             2004                    $2.2 million
---------------------------------------------------------

             2005                    $1.9 million

---------------------------------------------------------

STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

REPORTS
--------------------------------------------------------------------------------


    Reports showing the Contract Value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding Series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

LEGAL MATTERS
--------------------------------------------------------------------------------


    Kathleen A. McGah, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

    We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

    For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond] PHL Variable Insurance Company
[diamond] Underwriter
[diamond] Servicing Agent
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts

[diamond] Separate Account Financial Statements

[diamond] Company Financial Statements

    Contract Owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

In the table below, funds with a "*" next to their name were closed to new investment on May 1, 2006. For all owners who had value allocated to a fund before its applicable closure date the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund            Growth of capital                           AIM Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund *                   Growth of capital                           AIM Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *           Long-term growth of capital                 Phoenix Variable Advisors, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap Portfolio *   Long-term capital appreciation              Fred Alger Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Match the performance of the Standard &
                                              Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                      which emphasizes stocks of large U.S.       Deutsche Asset Management, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
Federated Fund for U.S. Government            Current income by investing primarily in
Securities II - Primary Shares                a diversified portfolio or U.S.             Federated Investment Management Company
                                              government securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income by investing
Federated High Income Bond Fund II -          primarily in a professionally managed,
Primary Shares                                diversified portfolio of fixed income       Federated Investment Management Company
                                              securities
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio          Long-term capital appreciation              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                 Capital appreciation                        Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities Portfolio   Capital growth                              Fidelity Management and Research Company
--------------------------------------------- ------------------------------------------- ------------------------------------------
Franklin Income Securities Fund               Maximize income while maintaining           Franklin Advisers, Inc.
                                              prospects for capital appreciation
--------------------------------------------- ------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                 Capital appreciation with income as a       Franklin Mutual Advisers, LLC
                                              secondary goal
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities Fund  Long-term capital appreciation              Templeton Asset Management Ltd.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund             Long-term capital growth                    Templeton Investment Counsel, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund              Long-term capital growth                    Templeton Global Advisors Limited
--------------------------------------------- ------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap Portfolio *       Long-term capital appreciation              Lazard Asset Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio          for capital appreciation to produce a       Lord, Abbett & Co. LLC
                                              high total return
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio       without excessive fluctuations in market    Lord, Abbett & Co. LLC
                                              value
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation through investments,
                                              primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio           believed to be undervalued in the           Lord, Abbett & Co. LLC
                                              marketplace
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio       Long term capital growth                    Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio       Long term growth of capital; current        Neuberger Berman Management Inc.
                                              income is a secondary goal                    Subadvisor: Neuberger Berman, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA      securities of well-known, established       OppenheimerFunds, Inc.
                                              companies
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation by in
                                              securities of foreign insurers,
Oppenheimer Global Securities Fund/VA         "growth-type" companies, cyclical           OppenheimerFunds, Inc.
                                              industries and special situations
--------------------------------------------- ------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA     Capital appreciation                        OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Intermediate and long-term growth of
Phoenix Capital Growth Series                 capital appreciation with income as a       Phoenix Investment Counsel, Inc.
                                              secondary consideration                       Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                 Capital appreciation                          Subadvisor: Bennett Lawrence Management
                                                                                            LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix Strategic Theme Series                Long-term capital appreciation              Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Bennett Lawrence Management
                                                                                            LLC
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------

                                              High total return consistent with           Phoenix Investment Counsel, Inc.
Phoenix-Aberdeen International Series         reasonable risk                               Subadvisor: Aberdeen Asset Management
                                                                                            Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-AIM Growth Series                     Long-term growth of capital                 Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: AIM Capital Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series         Long-term capital growth                    Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index     High total return                           Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: AllianceBernstein L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate             Capital appreciation and income with        Duff & Phelps Investment Management Co.
Securities Series                             approximately equal emphasis
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Growth and Income Series     Dividend growth, current income and         Engemann Asset Management
                                              capital appreciation
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      Long-term growth of capital                 Phoenix Investment Counsel, Inc.
                                                                                            Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Engemann Strategic Allocation Series  High total return consistent with prudent   Phoenix Investment Counsel, Inc.
                                              investment risk                               Subadvisor: Engemann Asset Management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              As high a level of current income as is
Phoenix-Goodwin Money Market Series           consistent with the preservation of         Phoenix Investment Counsel, Inc.
                                              capital and maintenance of liquidity
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income     Long-term total return                      Phoenix Investment Counsel, Inc.
Series
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              High current income while attempting to
Phoenix-Goodwin Multi-Sector Short Term       limit changes in the series' net asset
Bond Series                                   value per share caused by interest rate     Phoenix Investment Counsel, Inc.
                                              changes
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
Phoenix-Kayne Rising Dividends Series         dividend income as a secondary                Subadvisor: Kayne Anderson Rudnick
                                              consideration                                 Investment Management, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation with         Phoenix Investment Counsel, Inc.
Phoenix-Kayne Small-Cap Quality Value Series  dividend income as a secondary                Subadvisor: Kayne Anderson Rudnick
                                              consideration                                 Investment Management, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Lazard International Equity Select    Long-term capital appreciation              Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: Lazard Asset Management LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Northern Dow 30 Series                Tracks the total return of the Dow Jones    Phoenix Variable Advisors, Inc.
                                              Industrial Average(SM) before fund expenses   Subadvisor: Northern Trust Investments,
                                                                                            N.A.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series   Tracks the total return of the Nasdaq-100   Phoenix Variable Advisors, Inc.
                                              Subadvisor: Northern Trust nvestments,
                                              Index(R) before fund expenses N.A.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth                    Phoenix Variable Advisors, Inc.
Series: Aggressive Growth                                                                   Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth with current       Phoenix Variable Advisors, Inc.
Series: Growth                                income as a secondary consideration           Subadvisor: Standard & Poor's
                                                                                            Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Current income with capital growth as a       Subadvisor: Standard & Poor's
Series: Moderate                              secondary consideration                     Investment Advisory
                                                                                            Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth and current        Phoenix Variable Advisors, Inc.
Series: Moderate Growth                       income  with a greater emphasis on            Subadvisor: Standard & Poor's
                                              capital growth                                Investment Advisory Services, LLC
--------------------------------------------- ------------------------------------------- ------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value       Long-term capital appreciation with         Phoenix Variable Advisors, Inc.
Series                                        current income as a secondary investment      Subadvisor: AllianceBernstein L.P.
                                              objective
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Long-term capital appreciation by
                                              investing primarily in small-capitalization Phoenix Variable Advisors, Inc.
Phoenix-Sanford Bernstein Small-Cap Value     stocks that appear to be undervalued with     Subadvisor: AllianceBernstein L.P.
Series                                        current income as a secondary investment
                                              objective
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
--------------------------------------------- ------------------------------------------- ------------------------------------------

                                              Long-term capital appreciation with         Phoenix Variable Advisors, Inc.
                                              current income as a secondary                 Subadvisor: Morgan Stanley Investment
Phoenix-Van Kampen Comstock Series            consideration                                 Management Inc.
--------------------------------------------- ------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn Strategy        Maximum real return consistent with         Pacific Investment Management Company LLC
Portfolio                                     prudent investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum real return, consistent
PIMCO VIT Real Return Portfolio               preservation of real capital and prudent    Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Maximum total return, consistent with
PIMCO VIT Total Return Portfolio              preservation of capital and prudent         Pacific Investment Management Company LLC
                                              investment management
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Juno Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
--------------------------------------------- ------------------------------------------- ------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Nova Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
--------------------------------------------- ------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund *   Long-term capital appreciation              Rydex Global Advisors
--------------------------------------------- ------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio    Capital appreciation and current income     Morgan Stanley Investment Management Inc.

--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Select                   Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger International Small Cap                Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger Select                                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
--------------------------------------------- ------------------------------------------- ------------------------------------------


APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS

----------------------------------------------------------------------------------------------------------------------------------

                                                               UPON              UPON

STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2006. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


       For a more detailed explanation of the assessment of taxes, see Deductions and Charges--Tax."



----------------------------
 * Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.





 * Date subaccount began operations.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                               SUBACCOUNT     SUBACCOUNT         UNITS
                                                                               UNIT VALUE     UNIT VALUE     OUTSTANDING AT
                                                                               BEGINNING         END         END OF PERIOD
                                 SUBACCOUNT                                    OF PERIOD      OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $1.057         $1.102            125
AIM V.I. PREMIER EQUITY FUND - CLASS I
==============================================================================================================================
From 11/4/05* to 12/31/05                                                        $1.021         $1.051             18
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $0.994         $0.997            531
FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
==============================================================================================================================
From 10/24/05* to 12/31/05                                                       $1.014         $1.028             76
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
==============================================================================================================================
From 8/26/05* to 12/31/05                                                        $1.038         $1.128             96
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $1.033         $1.084            136
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
==============================================================================================================================
From 11/4/05* to 12/31/05                                                        $1.040         $1.067             14
LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $1.030         $1.051            212
LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
==============================================================================================================================
From 12/6/05* to 12/31/05                                                        $1.075         $1.067             2
MUTUAL SHARES SECURITIES FUND - CLASS 2
==============================================================================================================================
From 8/26/05* to 12/31/05                                                        $1.023         $1.077             96
PHOENIX MID-CAP GROWTH SERIES
==============================================================================================================================
From 12/6/05* to 12/31/05                                                        $1.056         $1.047             2
PHOENIX-ABERDEEN INTERNATIONAL SERIES
==============================================================================================================================
From 8/8/05* to 12/31/05                                                         $1.068         $1.194            100
PHOENIX-ALGER SMALL-CAP GROWTH SERIES
==============================================================================================================================
From 12/6/05 to 12/31/05                                                         $1.188         $1.161             2
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $1.099         $1.100            151
PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $1.040         $1.036            116
PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
==============================================================================================================================
From 11/4/05* to 12/31/05                                                        $1.082         $1.099             10


 * Date subaccount began operations.

                                                                               SUBACCOUNT     SUBACCOUNT         UNITS
                                                                               UNIT VALUE     UNIT VALUE    OUTSTANDING AT
                                                                               BEGINNING         END         END OF PERIOD
                                 SUBACCOUNT                                    OF PERIOD      OF PERIOD       (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
PHOENIX-GOODWIN MONEY MARKET SERIES
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $1.002         $1.010           1,223
PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $1.003         $1.011            155
PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES
==============================================================================================================================
From 8/26/05* to 12/31/05                                                        $1.004         $1.006            168
PHOENIX-KAYNE RISING DIVIDENDS SERIES
==============================================================================================================================
From 11/4/05* to 12/31/05                                                        $0.987         $1.000             31
PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES
==============================================================================================================================
From 8/26/05* to 12/31/05                                                        $1.069         $1.088             21
PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $1.034         $1.094            366
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $1.082         $1.065            154
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
==============================================================================================================================
From 8/8/05* to 12/31/05                                                         $1.068         $1.074             79
SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $1.038         $1.044            247
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
==============================================================================================================================
From 11/4/05* to 12/31/05                                                        $1.061         $1.112             15
WANGER INTERNATIONAL SELECT
==============================================================================================================================
From 10/24/05* to 12/31/05                                                       $1.065         $1.161             50
WANGER INTERNATIONAL SMALL CAP
==============================================================================================================================
From 8/2/05* to 12/31/05                                                         $1.075         $1.171             70
WANGER SELECT
==============================================================================================================================
From 8/26/05* to 12/31/05                                                        $1.028         $1.131             62
WANGER U.S. SMALLER COMPANIES

==============================================================================================================================
From 8/29/05* to 12/31/05                                                        $1.038         $1.090             45


DEATH BENEFIT OPTION 2 CONTRACTS
                                                                               SUBACCOUNT     SUBACCOUNT         UNITS
                                                                               UNIT VALUE     UNIT VALUE     OUTSTANDING AT
                                                                               BEGINNING         END         END OF PERIOD
                                 SUBACCOUNT                                    OF PERIOD      OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
==============================================================================================================================
From 10/10/05* to 12/31/05                                                       $1.028         $1.100             43
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==============================================================================================================================
From 10/10/05* to 12/31/05                                                       $0.995         $0.996             52
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
==============================================================================================================================
From 10/10/05* to 12/31/05                                                       $0.995         $1.082             13
LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
==============================================================================================================================
From 10/10/05* to 12/31/05                                                       $0.999         $1.049             51


 * Date subaccount began operations.

                                                                              SUBACCOUNT    SUBACCOUNT        UNITS
                                                                              UNIT VALUE    UNIT VALUE     OUTSTANDING AT
                                                                              BEGINNING        END         END OF PERIOD
                                 SUBACCOUNT                                   OF PERIOD     OF PERIOD      (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL SERIES
==============================================================================================================================
From 10/10/05* to 12/31/05                                                       $1.117         $1.192             2
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
==============================================================================================================================
From 9/6/05* to 12/31/05                                                         $1.075         $1.098            127
PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
==============================================================================================================================
From 10/10/05* to 12/31/05                                                       $0.990         $1.035             10
PHOENIX-GOODWIN MONEY MARKET SERIES
==============================================================================================================================
From 10/24/05* to 12/31/05                                                       $1.005         $1.008             6
PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
==============================================================================================================================
From 9/6/05* to 12/31/05                                                         $1.014         $1.010            135
PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
==============================================================================================================================
From 10/10/05* to 12/31/05                                                       $1.052         $1.092             58
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
==============================================================================================================================
From 9/6/05* to 12/31/05                                                         $1.064         $1.064            129
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
==============================================================================================================================
From 10/10/05* to 12/31/05                                                       $1.022         $1.073             2
SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
==============================================================================================================================
From 10/10/05* to 12/31/05                                                       $0.991         $1.043             77
WANGER INTERNATIONAL SMALL CAP
==============================================================================================================================
From 9/6/05* to 12/31/05                                                         $1.115         $1.170            137



DEATH BENEFIT OPTION 3 CONTRACTS


                                                                               SUBACCOUNT     SUBACCOUNT         UNITS
                                                                               UNIT VALUE     UNIT VALUE     OUTSTANDING AT
                                                                               BEGINNING         END         END OF PERIOD
                                 SUBACCOUNT                                    OF PERIOD      OF PERIOD       (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.043         $1.099             3
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.004         $0.995             15
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.010         $1.081             3
LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.017         $1.048             4
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.050         $1.097             1
PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.017         $1.033             2
PHOENIX-GOODWIN MONEY MARKET SERIES
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.002         $1.007             2
PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.012         $1.009             3
PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.041         $1.091             9
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.060         $1.062             1



 * Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS
                                                                              SUBACCOUNT    SUBACCOUNT        UNITS
                                                                              UNIT VALUE    UNIT VALUE     OUTSTANDING AT
                                                                              BEGINNING        END         END OF PERIOD
                                 SUBACCOUNT                                   OF PERIOD     OF PERIOD      (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------


SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.019         $1.041             4
WANGER INTERNATIONAL SMALL CAP
==============================================================================================================================
From 8/31/05* to 12/31/05                                                        $1.085         $1.168             1





 * Date subaccount began operations.

                                     PART B

                             PHOENIX DIMENSIONS(SM)

             PHL VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")

                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY

One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027

                                                Boston, Massachusetts 02266-8027





                                   May 1, 2006

    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                            PAGE

PHL Variable Insurance Company............................................     2

Underwriter...............................................................     2

Servicing Agent...........................................................     2

Performance History.......................................................     2


Calculation of Yield and Return...........................................    19

Calculation of Annuity Payments ..........................................    21

Experts ..................................................................    21

Separate Account Financial Statements....................................   SA-1


Company Financial Statements..............................................   F-1

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------


    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899.


    We are a wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc.

UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.

SERVICING AGENT
--------------------------------------------------------------------------------


    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.

    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


---------------------------------------------------------
   YEAR ENDED DECEMBER 31,             FEE PAID
---------------------------------------------------------
             2003                    $1.7 million
---------------------------------------------------------
             2004                    $2.2 million
---------------------------------------------------------

             2005                    $1.9 million

---------------------------------------------------------

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state).

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.


                 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                             7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 1
---------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                        SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      3/30/2001       1.07%                              0.23%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                5/1/2006
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       12/1/2004      -0.14%                              2.32%
---------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                6/5/2000       6.61%    -3.42%                   -7.55%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                10/29/2001     -3.04%                              3.05%
---------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II        7/15/1999      -5.66%     2.89%                    3.86%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      7/15/1999      -5.04%     5.45%                    2.31%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                     6/5/2000       8.98%     4.64%                    2.97%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio              6/5/2000       1.09%    -1.74%                   -4.22%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                            6/5/2000      -2.06%    -5.49%                   -7.44%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                          5/1/2006
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            5/1/2000       2.76%     6.15%                    7.30%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             5/1/2006
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                        5/1/1997       2.38%     1.45%                    4.87%
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                         5/1/2000       1.09%     4.17%                    4.66%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                   4/25/2005                                          1.86%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                    4/20/2005                                         -2.69%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                 4/20/2005                                          2.15%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                     4/20/2005                                          7.20%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                  5/1/2006
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                  5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                 5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                    5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                5/1/2006
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                           12/7/1994      -3.99%    -9.33%      1.13%         3.37%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                            3/2/1998      -3.53%    -8.10%                    3.56%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                          1/29/1996      -6.49%    -8.95%                    4.57%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   12/7/1994      10.68%     2.16%      7.09%         6.94%
---------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                               12/20/1999      1.08%    -7.63%                   -7.49%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                   8/12/2002       7.79%                             17.16%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        7/14/1997      -4.02%    -2.59%                    2.81%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      5/1/1995       7.25%    18.83%     14.70%        15.38%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                  3/2/1998      -2.91%    -0.95%                    2.83%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                8/15/2000       1.57%    -3.65%                   -6.28%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            12/7/1994      -5.89%     1.47%      6.29%         7.24%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     12/7/1994      -5.11%    -0.07%      2.14%         2.34%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        12/7/1994      -5.90%     5.90%      5.51%         6.82%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series      6/2/2003      -6.31%                              0.65%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   8/12/2002      -8.42%                              3.12%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            8/12/2002       1.33%                             13.94%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       8/12/2002       0.89%                             11.81%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          12/20/1999     -6.61%    -0.56%                   -0.83%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             8/15/2000      -6.42%    -8.92%                  -15.86%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           3/2/1998      -0.02%    13.66%                    7.15%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        11/20/2000     -0.29%    13.10%                   14.27%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                       3/2/1998      -2.30%    -3.05%                    5.75%
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio         5/1/2006
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                          5/1/2006
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                         5/1/2006
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                           6/2/2003     -12.42%                             -7.08%
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                           6/2/2003      -3.74%                             12.79%
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                6/2/2003       5.88%                             12.89%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                         5/1/2006
---------------------------------------------------------------------------------------------------------------------


                      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                           7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 1 (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                        SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
Wanger International Select                              2/1/1999       8.57%    2.98%                    11.25%
---------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           5/1/1995      13.60%    7.94%      13.24%        15.45%
---------------------------------------------------------------------------------------------------------------------
Wanger Select                                            2/1/1999       2.70%    9.81%                    12.95%
---------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            5/1/1995       3.45%    9.94%      13.77%        14.39%
---------------------------------------------------------------------------------------------------------------------

   *The date that the subaccount was added to the Separate Account.

   The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                                 7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 2
---------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                        SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                        3/30/2001      0.80%                            -0.03%
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                  5/1/2006
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                         12/1/2004     -0.40%                             2.05%
---------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  6/5/2000      6.32%     -3.67%                 -7.78%
---------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 10/29/2001     -3.30%                             2.79%
---------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          7/15/1999     -5.91%      2.63%                  3.60%
---------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                        7/15/1999     -5.29%      5.18%                  2.05%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       6/5/2000      8.69%      4.38%                  2.71%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                6/5/2000      0.82%     -1.99%                 -4.46%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              6/5/2000     -2.32%     -5.72%                 -7.68%
---------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                            5/1/2006
---------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                              5/1/2000      2.49%      5.88%                  7.03%
---------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund               5/1/2006     19.12%     15.25%                  0.75%
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                          5/1/1997      2.11%      1.19%                  4.61%
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                           5/1/2000      0.82%      3.91%                  4.39%
---------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                     4/25/2005                                        1.68%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                      4/20/2005                                       -2.87%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   4/20/2005                                        1.96%
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       4/20/2005                                        7.01%
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                    5/1/2006
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                   5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                      5/1/2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                  5/1/2006
---------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                             12/7/1994      -4.25%    -9.56%      0.87%       3.11%
---------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              3/2/1998      -3.79%    -8.33%                  3.30%
---------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                            1/29/1996      -6.72%    -9.18%                  4.30%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     12/7/1994      10.39%     1.89%      6.82%       6.67%
---------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                12/20/1999       0.81%    -7.86%                 -7.72%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                     8/12/2002       7.50%                           16.86%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997      -4.27%    -2.84%                  2.56%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995       6.97%    18.53%     14.41%      15.09%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                    3/2/1998      -3.17%    -1.20%                  2.57%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                  8/15/2000       1.30%    -3.90%                 -6.51%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series              12/7/1994      -6.15%     1.21%      6.03%       6.97%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       12/7/1994      -5.37%    -0.33%      1.88%       2.09%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/7/1994      -6.15%     5.63%      5.24%       6.55%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003      -6.55%                            0.39%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                     8/12/2002      -8.65%                            2.86%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002       1.06%                           13.65%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002       0.62%                           11.52%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           12/20/1999      -6.84%    -0.81%                 -1.08%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000      -6.66%    -9.15%                -16.07%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998      -0.29%    13.37%                  6.89%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         11/20/2000      -0.56%    12.82%                 13.98%
---------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                         3/2/1998      -2.56%    -3.29%                  5.48%
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio           5/1/2006
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                            5/1/2006
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                           5/1/2006
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             6/2/2003     -12.64%                           -7.32%
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             6/2/2003      -4.00%                           12.50%
---------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                   6/2/2003      5.60%                           12.60%
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                           5/1/2006
---------------------------------------------------------------------------------------------------------------------


                      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                           7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 2 (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                        SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS     INCEPTION
---------------------------------------------------------------------------------------------------------------------
Wanger International Select                                2/1/1999      8.28%      2.72%                 10.97%
---------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995      13.30%     7.66%    12.96%       15.16%
---------------------------------------------------------------------------------------------------------------------
Wanger Select                                              2/1/1999      2.43%      9.53%                 12.67%
---------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995      3.18%      9.66%    13.49%       14.10%
---------------------------------------------------------------------------------------------------------------------

  *The date that the subaccount was added to the Separate Account.

  The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                                 7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 3
-------------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                        SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS     INCEPTION
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       3/30/2001      0.80%                              -0.03%
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                 5/1/2006
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                        12/1/2004     -0.40%                               2.05%
-------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 6/5/2000      6.32%      -3.67%                  -7.78%
-------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                10/29/2001     -3.30%                               2.79%
-------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II         7/15/1999     -5.91%       2.63%                   3.60%
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       7/15/1999     -5.29%       5.18%                   2.05%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                      6/5/2000      8.69%       4.38%                   2.71%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio               6/5/2000      0.82%      -1.99%                  -4.46%
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                             6/5/2000     -2.32%      -5.72%                  -7.68%
-------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                           5/1/2006
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             5/1/2000      2.49%       5.88%                   7.03%
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund              5/1/2006     19.12%      15.25%                   0.75%
-------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/1/1997      2.11%       1.19%                   4.61%
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          5/1/2000      0.82%       3.91%                   4.39%
-------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                    4/25/2005                                          1.68%
-------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                     4/20/2005                                         -2.87%
-------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                  4/20/2005                                          1.96%
-------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                      4/20/2005                                          7.01%
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                   5/1/2006
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                   5/1/2006
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                  5/1/2006
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                     5/1/2006
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                 5/1/2006
-------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            12/7/1994     -4.25%      -9.56%      0.87%        3.11%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                             3/2/1998     -3.79%      -8.33%                   3.30%
-------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                           1/29/1996     -6.72%      -9.18%                   4.30%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    12/7/1994     10.39%       1.89%      6.82%        6.67%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                               12/20/1999      0.81%      -7.86%                  -7.72%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    8/12/2002      7.50%                              16.86%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         7/14/1997     -4.27%      -2.84%                   2.56%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       5/1/1995      6.97%      18.53%     14.41%       15.09%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                   3/2/1998     -3.17%      -1.20%                   2.57%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 8/15/2000      1.30%      -3.90%                  -6.51%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series             12/7/1994     -6.15%       1.21%      6.03%        6.97%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      12/7/1994     -5.37%      -0.33%      1.88%        2.09%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/7/1994     -6.15%       5.63%      5.24%        6.55%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       6/2/2003     -6.55%                               0.39%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                    8/12/2002     -8.65%                               2.86%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             8/12/2002      1.06%                              13.65%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        8/12/2002      0.62%                              11.52%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          12/20/1999     -6.84%      -0.81%                  -1.08%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              8/15/2000     -6.66%      -9.15%                 -16.07%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/1998     -0.29%      13.37%                   6.89%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        11/20/2000     -0.56%      12.82%                  13.98%
-------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                        3/2/1998     -2.56%      -3.29%                   5.48%
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio          5/1/2006
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                           5/1/2006
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                          5/1/2006
-------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                            6/2/2003    -12.64%                              -7.32%
-------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                            6/2/2003     -4.00%                              12.50%
-------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 6/2/2003      5.60%                              12.60%
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                          5/1/2006
-------------------------------------------------------------------------------------------------------------------------

                      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                           7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 3 (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                        SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS     INCEPTION
-------------------------------------------------------------------------------------------------------------------------
Wanger International Select                               2/1/1999      8.28%       2.72%                  10.97%
-------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            5/1/1995     13.30%       7.66%    12.96%        15.16%
-------------------------------------------------------------------------------------------------------------------------
Wanger Select                                             2/1/1999      2.43%       9.53%                  12.67%
-------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             5/1/1995      3.18%       9.66%    13.49%        14.10%
-------------------------------------------------------------------------------------------------------------------------

  *The date that the subaccount was added to the Separate Account.

  The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                                 7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 4
----------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                        SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS     INCEPTION
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                       3/30/2001      0.53%                              -0.29%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                 5/1/2006
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                        12/1/2004     -0.67%                               1.78%
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 6/5/2000      6.04%      -3.91%                  -8.02%
----------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                 10/29/2001    -3.56%                               2.52%
----------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II         7/15/1999     -6.16%       2.36%                   3.33%
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       7/15/1999     -5.54%       4.91%                   1.80%
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                      6/5/2000      8.40%       4.11%                   2.45%
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio               6/5/2000      0.55%      -2.23%                  -4.70%
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                             6/5/2000     -2.58%      -5.96%                  -7.91%
----------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                           5/1/2006
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             5/1/2000      2.22%       5.60%                   6.75%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund              5/1/2006     18.81%      14.96%                   0.49%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                         5/1/1997      1.84%       0.93%                   4.34%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                          5/1/2000      0.56%       3.64%                   4.13%
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                    4/25/2005                                          1.49%
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                     4/20/2005                                         -3.06%
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                  4/20/2005                                          1.77%
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                      4/20/2005                                          6.81%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                   5/1/2006
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                   5/1/2006
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                  5/1/2006
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                     5/1/2006
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                 5/1/2006
----------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                            12/7/1994     -4.50%      -9.79%     0.62%         2.85%
----------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                             3/2/1998     -4.05%      -8.57%                   3.04%
----------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                           1/29/1996     -6.95%      -9.41%                   4.04%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    12/7/1994     10.09%       1.63%     6.55%         6.40%
----------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                12/20/1999     0.54%      -8.09%                  -7.96%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    8/12/2002      7.22%                              16.57%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         7/14/1997     -4.53%      -3.08%                   2.30%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series       5/1/1995      6.68%      18.23%    14.12%        14.80%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                   3/2/1998     -3.43%      -1.45%                   2.31%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 8/15/2000      1.03%      -4.14%                  -6.75%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series             12/7/1994     -6.39%       0.95%     5.76%         6.70%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      12/7/1994     -5.62%      -0.58%     1.63%         1.83%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         12/7/1994     -6.39%       5.36%     4.98%         6.28%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series       6/2/2003     -6.78%                               0.13%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                    8/12/2002     -8.88%                               2.59%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series             8/12/2002      0.79%                              13.36%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        8/12/2002      0.35%                              11.24%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          12/20/1999     -7.07%      -1.06%                  -1.33%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              8/15/2000     -6.89%      -9.38%                 -16.28%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series            3/2/1998     -0.56%      13.08%                   6.62%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        11/20/2000     -0.82%      12.53%                  13.69%
----------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                        3/2/1998     -2.82%      -3.54%                   5.22%
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio          5/1/2006
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                           5/1/2006
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                          5/1/2006
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                            6/2/2003    -12.86%                              -7.55%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                            6/2/2003     -4.26%                              12.21%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                 6/2/2003      5.32%                              12.31%
----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                          5/1/2006
----------------------------------------------------------------------------------------------------------------------


                      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 FOR
                           7-YEAR SURRENDER CHARGE CONTRACTS WITH DEATH BENEFIT OPTION 4 (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                        SINCE
                      SUBACCOUNT                           DATE*       1 YEAR    5 YEARS   10 YEARS     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                               2/1/1999      7.99%      2.45%                  10.70%
---------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                            5/1/1995     13.00%      7.39%     12.67%       14.87%
---------------------------------------------------------------------------------------------------------------------
Wanger Select                                             2/1/1999      2.15%      9.25%                  12.39%
---------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                             5/1/1995      2.90%      9.38%     13.20%       13.82%
---------------------------------------------------------------------------------------------------------------------

  *The date that the subaccount was added to the Separate Account.

   The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges deducted from redemptions after one year. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                           NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                  1996    1997     1998    1999     2000     2001     2002    2003    2004     2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             16.11%  12.10%     17.82% 42.82%  -12.01%  -24.24% -25.30%  27.91%    5.30%   7.48%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares             18.44%  24.16%     26.10% 32.58%  -15.62%  -23.80% -16.63%  22.88%    7.61%   4.01%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                 -12.21%  25.74%   12.40%   6.28%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio      10.64%  18.19%     55.87% 75.85%  -25.78%  -16.99% -34.74%  33.05%    6.84%  13.02%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                          27.12% 18.89%  -10.36%  -13.30% -23.29%  26.57%    9.21%   3.38%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                                 2.90%   7.23%      6.32% -1.83%    9.61%    5.69%   7.69%   1.09%    2.32%   0.76%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II             12.88%  12.42%      1.42%  1.05%  -10.15%    0.10%   0.12%  20.70%    9.08%   1.38%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                              28.32% 22.61%   -7.87%  -13.47% -10.55%  26.76%   13.90%  15.40%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                       22.96%  2.89%  -18.21%  -15.52% -22.89%  28.05%    5.73%   7.51%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                     37.65% 35.58%  -12.17%  -18.76% -31.07%  31.13%    1.98%   4.36%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                   17.95%   -0.50%  -1.84%  30.08%   12.44%   0.35%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          15.98%     -1.43% 12.17%   11.85%    5.70% -12.91%  23.59%   11.23%   9.18%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
  Fund                                                -30.26%    -22.03% 51.40%  -32.89%   -9.24%  -1.39%  51.09%   23.16%  25.85%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund              22.21%  12.25%      7.69% 21.72%   -3.58%  -17.05% -19.58%  30.57%   17.05%   8.80%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund               19.46%  11.81%      7.35% 19.34%    0.22%   -2.54% -19.51%  30.50%   14.58%   7.51%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                             -4.42%  3.82%   19.55%   17.15% -18.70%  35.52%   13.46%   2.70%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                6.58%  16.54%    6.54%   0.05%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio        17.90%  23.11%     11.48% 15.29%   14.34%   -7.88% -19.05%  29.39%   11.25%   1.96%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                               50.55%    6.70% -10.91%  23.21%   22.50%   6.88%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                                    23.51%   10.48%   1.62%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                                    29.76%   14.11%   6.81%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                          -27.99%  29.07%    5.29%   3.56%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                     -13.27% -23.33%  41.09%   17.40%  12.65%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                         -16.97%  42.45%   17.70%   8.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                                             -35.41% -25.75%  24.92%    3.66%   2.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                             -26.07% -33.34%  27.23%    5.39%   2.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                         15.73%     42.91% 53.09%  -12.57%  -28.28% -35.79%  35.56%    4.12%  -0.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          17.18%  10.66%     26.35% 27.91%  -16.86%  -25.00% -15.87%  30.23%   19.28%  17.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                        -12.28%  -24.80% -29.73%  19.33%    2.91%   7.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                      51.48%    0.85%  14.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
  Series                                                          30.05% 17.36%  -12.57%  -13.01% -24.64%  24.66%    8.47%   2.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                       31.46%  20.55%   -22.19%   3.48%   29.18%    5.28%  10.69%  36.55%   33.02%  13.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                  15.56%   -7.77%   -9.32% -23.48%  25.88%    9.10%   3.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                  -27.65% -29.69%  44.61%    8.33%   7.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
  Series                                        7.70%  19.25%     19.30%  9.88%   -0.66%    0.59% -12.68%  18.38%    6.12%   0.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series             3.72%   3.88%      3.79%  3.52%    4.73%    2.52%   0.16%  -0.57%   -0.46%   1.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                       11.02%   9.71%     -5.34%  4.15%    5.16%    4.76%   8.63%  13.15%    5.51%   0.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
  Series                                                                                                             4.02%   0.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                      17.62%    3.95%  -2.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                               18.79%   24.12%   7.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
  Series                                                                                                   28.20%   14.41%   7.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                    -6.73%   -7.16% -16.55%  25.82%    3.37%  -0.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
  Series                                                                                  -33.91% -38.36%  47.00%    8.67%  -0.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
  Series                                                                -11.40%   15.46%   21.45%  -9.69%  39.23%   18.91%   6.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
  Series                                                                                   14.31%  -9.68%  42.08%   21.15%   6.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       22.79%   30.55%  -18.99% -22.91%  22.34%   11.51%   4.12%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
  Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                     -11.78%  -6.42%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                    28.45% 21.73%  -21.29%  -24.53% -36.52%  37.46%   13.20%   2.67%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                  28.29%    9.34%  12.30%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                          10.13%   6.05%
------------------------------------------------------------------------------------------------------------------------------------


                     NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                  1996    1997     1998    1999     2000     2001     2002    2003    2004     2005
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                                      -2.80%  -27.54% -16.35%  39.48%   22.79%  14.98%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                30.39%  -2.69%     14.89% 123.71% -28.75%  -22.26% -14.91%  47.02%   28.65%  20.02%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                                     8.10%    7.72%  -8.77%  29.11%   17.82%   9.12%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                 44.80%  27.83%      7.34   23.53%  -9.30%    9.99% -17.85%  41.44%   16.86%   9.87%
------------------------------------------------------------------------------------------------------------------------------------

  ** PIMCO VIT Funds began operations February 28, 2006.


    Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                           NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                  1996    1997     1998    1999     2000     2001     2002    2003    2004     2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              15.82%  11.82%   17.53%  42.46%  -12.23%  -24.43%  -25.49%  27.59%   5.03%    7.21%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares              18.15%  23.85%   25.78%  32.25%  -15.83%  -23.99%  -16.84%  22.57%   7.34%    3.75%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                  -12.43%  25.42%  12.12%    6.01%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio       10.36%  17.90%   55.48%  75.42%  -25.96%  -17.20%  -34.90%  32.72%   6.57%   12.74%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                         26.80%  18.59%  -10.58%  -13.52%  -23.48%  26.25%   8.94%    3.12%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                                  2.64%   6.96%    6.05%  -2.07%    9.34%    5.43%    7.42%   0.84%   2.06%    0.51%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II              12.60%  12.14%    1.17%   0.79%  -10.38%   -0.15%   -0.12%  20.40%   8.81%    1.13%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                             28.00%  22.30%   -8.10%  -13.68%  -10.78%  26.44%  13.62%   15.11%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
  Portfolio                                                      22.65%   2.63%  -18.42%  -15.73%  -23.08%  27.73%   5.46%    7.24%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    37.30%  35.24%  -12.39%  -18.96%  -31.24%  30.81%   1.72%    4.10%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                   17.66%   -0.75%   -2.09%  29.76%  12.16%    0.10%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           15.69%   -1.68%  11.89%   11.57%    5.44%  -13.13%  23.29%  10.95%    8.91%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
  Fund                                                 -30.44%  -22.22%  51.03%  -33.06%   -9.47%   -1.63%  50.72%  22.85%   25.54%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               21.91%  11.97%    7.42%  21.42%   -3.82%  -17.26%  -19.78%  30.25%  16.76%    8.53%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                19.16%  11.53%    7.09%  19.04%   -0.03%   -2.78%  -19.71%  30.17%  14.29%    7.24%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                            -4.66%   3.56%   19.25%   16.85%  -18.90%  35.18%  13.17%    2.45%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                 6.32%  16.25%   6.28%   -0.20%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio         17.60%  22.80%   11.21%  15.00%   14.06%   -8.11%  -19.26%  29.06%  10.97%    1.71%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                               50.18%    6.43%  -11.13%  22.90%  22.19%    6.61%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                                     23.20%  10.21%    1.37%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                                     29.44%   13.82%   6.54%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                           -28.17%  28.74%   5.02%    3.31%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                     -13.49%  -23.52%  40.73%  17.10%   12.37%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                          -17.18%  42.10%  17.40%    8.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                                             -35.57%  -25.93%  24.61%   3.40%    2.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                             -26.25%  -33.51%  26.92%   5.13%    2.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                          15.44%   42.55%  52.71%  -12.79%  -28.46%  -35.95%  35.22%   3.86%   -0.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           16.89%  10.38%   26.04%  27.59%  -17.07%  -25.19%  -16.08%  29.90%  18.98%   16.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                        -12.49%  -24.99%  -29.90%  19.03%   2.65%    7.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                       51.10%   0.60%   13.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
  Series                                                         29.73%  17.06%  -12.79%  -13.23%  -24.83%  24.35%   8.20%    2.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
  Series                                        31.13%  20.25%  -22.38%   3.22%   28.86%    5.02%   10.41%  36.21%  32.68%   13.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                  15.27%   -8.00%   -9.55%  -23.67%  25.57%   8.83%    3.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                  -27.84%  -29.87%  44.25%   8.06%    7.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series     7.43%  18.95%   19.00%   9.61%   -0.91%    0.34%  -12.90%  18.09%   5.86%    0.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              3.46%   3.62%    3.53%   3.27%    4.46%    2.26%   -0.09%  -0.81%  -0.71%    1.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
  Series                                        10.74%   9.44%   -5.58%   3.89%    4.90%    4.50%    8.36%  12.87%   5.24%    0.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
  Series                                                                                                            3.76%    -0.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                       17.32%   3.69%   -2.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                18.49%  23.81%    7.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
  Series                                                                                                    27.88%  14.13%    7.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                    -6.97%   -7.39%  -16.76%  25.51%   3.11%   -0.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                -34.07% -38.51%  46.64%   8.40%   -0.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
  Series                                                                -11.63%   15.17%   21.14%   -9.92%  38.88%  18.61%    6.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
  Series                                                                                   14.02%   -9.90%  41.72%  20.84%    5.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       22.49%   30.23%  -19.20%  -23.10%  22.03%  11.23%    3.86%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
  Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                     -12.00%   -6.65%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   28.13%  21.43%  -21.49%  -24.73%  -36.68%  37.12%  12.91%    2.42%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                   27.97%   9.06%   12.02%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                           9.86%    5.78%
------------------------------------------------------------------------------------------------------------------------------------

                     NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                    1996   1997    1998    1999     2000     2001     2002    2003    2004     2005
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                       -3.04%  -27.72%  -16.56%  39.14%  22.48%   14.69%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  30.06%  -2.93%   14.61% 123.16%  -28.93%  -22.46%  -15.12%  46.65%  28.33%   19.72%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                      7.83%    7.45%   -9.00%  28.78%  17.53%    8.84%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                   44.44%  27.51%    7.08%  23.22%   -9.53%    9.71%  -18.05%  41.09%  16.57%    9.60%
------------------------------------------------------------------------------------------------------------------------------------

  ** PIMCO VIT Funds began operations February 28, 2006.


           Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                         NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                   1996    1997     1998     1999     2000     2001    2002     2003    2004    2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              15.82%  11.82%   17.53%   42.46%  -12.23%  -24.43%  -25.49%  27.59%   5.03%   7.21%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares              18.15%  23.85%   25.78%   32.25%  -15.83%  -23.99%  -16.84%  22.57%   7.34%   3.75%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                   -12.43%  25.42%  12.12%   6.01%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio       10.36%  17.90%   55.48%   75.42%  -25.96%  -17.20%  -34.90%  32.72%   6.57%  12.74%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                         26.80%   18.59%  -10.58%  -13.52%  -23.48%  26.25%   8.94%   3.12%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                    2.64%   6.96%    6.05%   -2.07%    9.34%    5.43%   7.42%    0.84%   2.06%   0.51%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II              12.60%  12.14%    1.17%    0.79%  -10.38%   -0.15%  -0.12%   20.40%   8.81%   1.13%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                             28.00%   22.30%   -8.10%  -13.68%  -10.78%  26.44%  13.62%  15.11%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                      22.65%    2.63%  -18.42%  -15.73%  -23.08%  27.73%   5.46%   7.24%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    37.30%   35.24%  -12.39%  -18.96%  -31.24%  30.81%   1.72%   4.10%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                    17.66%   -0.75%  -2.09%   29.76%  12.16%   0.10%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           15.69%   -1.68%   11.89%   11.57%    5.44%  -13.13%  23.29%  10.95%   8.91%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           -30.44%  -22.22%   51.03%  -33.06%   -9.47%  -1.63%   50.72%  22.85%  25.54%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               21.91%  11.97%    7.42%   21.42%   -3.82%  -17.26%  -19.78%  30.25%  16.76%   8.53%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                19.16%  11.53%    7.09%   19.04%   -0.03%   -2.78%  -19.71%  30.17%  14.29%   7.24%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                            -4.66%    3.56%   19.25%   16.85%  -18.90%  35.18%  13.17%   2.45%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                  6.32%  16.25%   6.28%  -0.20%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio         17.60%  22.80%   11.21%   15.00%   14.06%   -8.11%  -19.26%  29.06%  10.97%   1.71%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                50.18%    6.43%  -11.13%  22.90%  22.19%   6.61%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                                      23.20%  10.21%   1.37%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                                      29.44%  13.82%   6.54%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                            -28.17%  28.74%   5.02%   3.31%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                      -13.49%  -23.52%  40.73%  17.10%  12.37%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                           -17.18%  42.10%  17.40%   8.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                                              -35.57%  -25.93%  24.61%   3.40%   2.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                              -26.25%  -33.51%  26.92%   5.13%   2.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                          15.44%   42.55%   52.71%  -12.79%  -28.46%  -35.95%  35.22%   3.86%  -0.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           16.89%  10.38%   26.04%   27.59%  -17.07%  -25.19%  -16.08%  29.90%  18.98%  16.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                         -12.49%  -24.99%  -29.90%  19.03%   2.65%   7.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                        51.10%   0.60%  13.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                           29.73%   17.06%  -12.79%  -13.23%  -24.83%  24.35%   8.20%   2.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                          31.13%  20.25%  -22.38%    3.22%   28.86%    5.02%   10.41%  36.21%  32.68%  13.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                   15.27%   -8.00%   -9.55%  -23.67%  25.57%   8.83%   3.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                   -27.84%  -29.87%  44.25%   8.06%   7.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series     7.43%  18.95%   19.00%    9.61%   -0.91%    0.34%  -12.90%  18.09%   5.86%   0.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              3.46%   3.62%    3.53%    3.27%    4.46%    2.26%   -0.09%  -0.81%  -0.71%   1.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                          10.74%   9.44%   -5.58%    3.89%    4.90%    4.50%    8.36%  12.87%   5.24%   0.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                3.76%  -0.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                        17.32%   3.69%  -2.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                 18.49%  23.81%   7.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                       27.88%  14.13%   7.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                     -6.97%   -7.39%  -16.76%  25.51%   3.11%  -0.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                -34.07%  -38.51%  46.64%   8.40%  -0.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                           -11.63%   15.17%   21.14%  -9.92%   38.88%  18.61%   6.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                            14.02%  -9.90%   41.72%  20.84%   5.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        22.49%   30.23%  -19.20%  -23.10%  22.03%  11.23%   3.86%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                       -12.00% -6.65%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   28.13%   21.43%  -21.49%  -24.73%  -36.68%  37.12%  12.91%   2.42%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    27.97%   9.06%  12.02%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                            9.86%   5.78%
------------------------------------------------------------------------------------------------------------------------------------

                   NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                   1996    1997     1998     1999     2000     2001    2002     2003    2004    2005
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                        -3.04%  -27.72%  -16.56%  39.14%  22.48%  14.69%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  30.06%  -2.93%   14.61%  123.16%  -28.93%  -22.46%  -15.12%  46.65%  28.33%  19.72%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                       7.83%    7.45%   -9.00%  28.78%  17.53%   8.84%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                   44.44%  27.51%    7.08%   23.22%   -9.53%    9.71%  -18.05%  41.09%  16.57%   9.60%
------------------------------------------------------------------------------------------------------------------------------------

  ** PIMCO VIT Funds began operations February 28, 2006.

           Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

                         NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 4
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                   1996    1997     1998     1999     2000     2001    2002     2003    2004    2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              15.52%  11.54%   17.23%   42.11%  -12.45%  -24.62%  -25.68%  27.27%   4.77%   6.95%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares              17.85%  23.54%   25.47%   31.92%  -16.04%  -24.18%  -17.05%  22.26%   7.07%   3.49%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                   -12.64%  25.11%  11.84%   5.75%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio       10.08%  17.60%   55.10%   74.98%  -26.15%  -17.41%  -35.06%  32.39%   6.31%  12.46%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                         26.48%  18.30%  -10.81%  -13.73%   -23.67%  25.93%   8.67%   2.86%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
Securities II                                    2.38%   6.70%    5.79%   -2.32%    9.07%    5.16%    7.15%   0.59%   1.81%   0.26%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II              12.31%  11.86%    0.92%    0.54%  -10.60%   -0.40%   -0.37%  20.10%   8.54%   0.87%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                             27.69%   21.99%   -8.33%  -13.90%  -11.00%  26.13%  13.33%  14.82%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                      22.35%    2.38%  -18.62%  -15.94%  -23.28%  27.41%   5.20%   6.97%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                    36.96%   34.91%  -12.61%  -19.17%  -31.41%  30.48%   1.47%   3.84%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                                    17.37%   -1.00%   -2.33%  29.43%  11.88%  -0.15%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           15.40%   -1.92%   11.61%   11.29%    5.17%  -13.35%  22.98%  10.67%   8.63%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           -30.61%  -22.42%   50.65%  -33.23%   -9.69%   -1.88%  50.34%  22.54%  25.22%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               21.60%  11.69%    7.15%   21.11%   -4.06%  -17.47%  -19.98%  29.92%  16.47%   8.26%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                18.86%  11.25%    6.82%   18.74%   -0.28%   -3.03%  -19.91%  29.85%  14.01%   6.97%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                            -4.90%    3.30%   18.96%   16.56%  -19.11%  34.84%  12.89%   2.19%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                  6.05%  15.96%   6.01%  -0.45%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio         17.30%  22.50%   10.93%   14.71%   13.78%   -8.35%  -19.46%  28.74%  10.69%   1.45%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                49.81%    6.17%  -11.35%  22.59%  21.89%   6.34%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                                      22.90%   9.93%   1.12%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                                      29.11%  13.54%   6.28%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                            -28.35%  28.42%   4.76%   3.05%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                      -13.71%  -23.71%  40.39%  16.81%  12.09%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                           -17.39%  41.74%  17.11%   7.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                                              -35.73%  -26.12%  24.30%   3.15%   1.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                                              -26.44%  -33.67%  26.60%   4.87%   2.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                          15.15%   42.20%   52.33%  -13.01%  -28.64%  -36.11%  34.88%   3.60%  -0.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           16.59%  10.11%   25.72%   27.27%  -17.27%  -25.38%  -16.29%  29.58%  18.68%  16.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                         -12.71%  -25.18%  -30.08%  18.73%   2.40%   6.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                        50.73%   0.35%  13.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                           29.40%   16.77%  -13.01%  -13.45%  -25.01%  24.04%   7.93%   1.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                          30.80%  19.95%  -22.58%    2.97%   28.53%    4.76%   10.13%  35.87%  32.35%  13.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                   14.99%   -8.23%   -9.78%  -23.86%  25.25%   8.55%   2.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                   -28.02%  -30.05%  43.88%   7.78%   7.44%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series     7.16%  18.65%   18.70%    9.34%   -1.16%    0.09%  -13.12%  17.79%   5.59%   0.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series              3.20%   3.36%    3.28%    3.01%    4.20%    2.00%   -0.34%  -1.06%  -0.96%   0.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                          10.46%   9.17%   -5.81%    3.63%    4.64%    4.23%    8.09%  12.59%   4.98%   0.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                     3.50%  -0.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                        17.03%   3.43%  -2.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                 18.19%  23.50%   7.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                       27.57%  13.84%   6.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                     -7.20%   -7.63%  -16.97%  25.19%   2.85%  -0.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                -34.24%  -38.66%  46.27%   8.12%  -0.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                           -11.85%   14.88%   20.84%  -10.14%  38.53%  18.31%   5.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                            13.74%  -10.13%  41.37%  20.54%   5.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                        22.18%   29.91%  -19.40%  -23.29%  21.73%  10.95%   3.60%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                       -12.22% -6.89%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                   27.81%   21.13%  -21.68%  -24.91%  -36.84%  36.78%  12.63%   2.16%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    27.65%   8.79%  11.74%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                            9.58%   5.52%
------------------------------------------------------------------------------------------------------------------------------------

                   NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 4 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                   1996    1997     1998     1999     2000     2001    2002     2003    2004    2005
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                        -3.28%  -27.91%  -16.77%  38.79%  22.18%  14.41%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  29.74%  -3.17%   14.32%  122.60%  -29.11%  -22.65%  -15.33%  46.29%  28.01%  19.42%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                       7.56%    7.18%   -9.23%  28.46%  17.23%   8.57%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                   44.08%  27.19%    6.81%   22.91%   -9.76%    9.44%  -18.26%  40.74%  16.28%   9.32%
------------------------------------------------------------------------------------------------------------------------------------

  ** PIMCO VIT Funds began operations February 28, 2006.

           Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk fee equal to one of the following: 1.075% (7-Years), 1.375% (5-Years) or 1.525% (3-Years) on an annual basis and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:


     The following examples of a return/yield calculations for the Phoenix-Goodwin Money Market Subaccount were based on the 7-day period ending December 31, 2005:

  DEATH BENEFIT OPTION 1 CONTRACTS
  Value of hypothetical pre-existing account with
    exactly one Unit at the beginning of the period:..........     1.000000
  Value of the same account (excluding capital
    changes) at the end of the 7-day period:..................     1.000460
  Calculation:
    Ending account value......................................     1.000460
    Less beginning account value..............................     1.000000
    Net change in account value...............................    0.0004608
  Base period return:
    (net change/beginning account value)......................    0.0004608
  Current yield = return x (365/7) =..........................        2.40%
  Effective yield = [(1 + return)(365/7)] -1 =................        2.43%

DEATH BENEFIT OPTION 2 CONTRACTS
 Value of hypothetical pre-existing account with
    exactly one unit at the beginning of the period:..........    $1.000000
 Value of the same account (excluding capital
    changes) at the end of the 7-day period:..................     1.000411
 Calculation:
    Ending account value......................................     1.000411
    Less beginning account value..............................     1.000000
    Net change in account value...............................     0.000411
 Base period return:
    (net change/beginning account value)......................    0.000411)
 Current yield = return x (365/7) =...........................        2.14%
 Effective yield = [(1 + return)365/7] -1 =...................        2.17%

DEATH BENEFIT OPTION 3 CONTRACTS
 Value of hypothetical pre-existing account with
    exactly one unit at the beginning of the period:..........    $1.000000
 Value of the same account (excluding capital
    changes) at the end of the 7-day period:..................      1.00411
 Calculation:
    Ending account value......................................     1.000411
    Less beginning account value..............................     1.000000
    Net change in account value...............................    0.000411)
 Base period return:
    (net change/beginning account value)......................     0.000411
 Current yield = return x (365/7) =...........................        2.14%
 Effective yield = [(1 + return)(365/7)] -1 =.................        2.17%

DEATH BENEFIT OPTION 4 CONTRACTS
 Value of hypothetical pre-existing account with
    exactly one unit at the beginning of the period:..........    $1.000000
 Value of the same account (excluding capital
    changes) at the end of the 7-day period:..................     1.000363
 Calculation:
    Ending account value......................................     1.000363
    Less beginning account value..............................     1.000000
    Net change in account value...............................     0.000363
 Base period return:
    (net change/beginning account value)......................     0.000363
 Current yield = return x (365/7) =...........................        1.89%
 Effective yield = [(1 + return)(365/7)] -1 =.................        1.91%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial purchase payment in the subaccount;

(2) We determine the value the hypothetical initial purchase payment would have were it redeemed at the end of each period. All recurring fees and any applicable withdrawal charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 purchase payment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., one, five and 10), and subtract one.

(5) The formula in mathematical terms is:

    R = ((ERV / II)(1/n)) - 1

    Where:

      II       =     a hypothetical initial payment of $1,000

      R        =     average annual total return for the period

      n        =     number of years in the period

      ERV      =     ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one year, five year and ten year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    The New York Times
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 2000 Individual Annuity Mortality Table with a 10-year Age setback and an interest rate of 2.5%. Under Options G and H, the interest rate is 1.5% The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------


    The financial statements of PHL Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, as independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

A N N U A L  R E P O R T




                        PHL VARIABLE ACCUMULATION ACCOUNT




                                                               DECEMBER 31, 2005










                                [LOGO]PHOENIX(R)

                   OL4258(C) 2006 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                    APPRECIATION -     CORE EQUITY-CLASS   AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I                I            EQUITY - CLASS 1       CLASS O
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                       $   44,484,426     $     9,222,753    $    16,105,856    $     17,219,794
       Shares                                      {     1,802,448}   {        677,645}  {        721,589}  {         495,106}
       Cost                                        {$   37,415,770}   {$     9,109,984}  {$    14,969,896}  {$     13,458,642}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                    $   44,484,426     $     9,222,753    $    16,105,856    $     17,219,794

Liabilities:
    Payable to PHL Variable
      Insurance Company                             $        1,706     $           346    $           586    $            660
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   44,482,720     $     9,222,407    $    16,105,270    $     17,219,134
                                                   =================   =================  =================  =================
Net Assets:
    Accumulation Units                              $   44,378,701     $     9,078,261    $    16,069,463    $     17,085,706
    Contracts in payout
      (annuitization period)                        $      104,019     $       144,146    $        35,807    $        133,428

          Total Net Assets                          $   44,482,720     $     9,222,407    $    16,105,270    $     17,219,134
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             20,907,332          8,547,865          8,782,504          12,123,540
                                                   =================   =================  =================  =================
          Unit Value
             Asset Manager Option 1                 $          -       $          1.09    $           -      $            -
             Asset Manager Option 2                 $          -       $           -      $           -      $            -
             Freedom Edge(R)                        $         1.25     $          1.08    $          1.18                1.30
             Phoenix Dimensions(SM) Option 1        $         1.10     $           -      $          1.05    $            -
             Phoenix Dimensions(SM) Option 2        $         1.10     $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $         1.10     $           -      $           -      $            -
             Phoenix Income Choice(R)               $         2.00     $          1.08    $          1.74    $           1.96
             Phoenix Investor's Edge(R) Option 1    $         2.19     $          1.08    $          1.86    $           2.12
             Phoenix Investor's Edge(R) Option 2    $         2.17     $          1.07    $          1.85    $           2.10
             Phoenix Investor's Edge(R) Option 3    $         2.16     $          1.07    $          1.83    $           2.09
             Phoenix Investor's Edge(R) Option 4    $         2.17     $          1.07    $          1.84    $            -
             Phoenix Premium Edge(R)                $         1.87     $          1.08    $          1.73    $           1.30
             Phoenix Spectrum Edge(R) Option 1      $         2.24     $          1.08    $          1.90    $           2.16
             Phoenix Spectrum Edge(R) Option 2      $         2.22     $          1.08    $          1.89    $           2.15
             Phoenix Spectrum Edge(R) Option 3      $         2.21     $          1.08    $          1.88    $           2.14
             Phoenix Spectrum Edge(R) Option 4      $         2.22     $           -      $          1.88    $            -
             Retirement Planner's Edge              $         1.99     $          1.08    $          1.73    $           1.29
             The Big Edge Choice(R)                 $         2.00     $          1.08    $          1.79    $           1.32
             The Phoenix Edge(R)--VA Option 1       $         1.95     $          1.08    $          1.67    $           1.36
             The Phoenix Edge(R)--VA Option 2       $         1.91     $          1.08    $          1.80    $           1.33
             The Phoenix Edge(R)--VA Option 3       $         1.99     $          1.08    $          1.73    $           1.32


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                         FEDERATED HIGH                        FIDELITY VIP
                                                   FEDERATED FUND FOR   INCOME BOND FUND      FIDELITY VIP        GROWTH
                                                   U.S. GOVERNMENT        II - PRIMARY     CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II            SHARES          SERVICE CLASS     SERVICE CLASS
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                       $  165,075,695     $    23,182,682    $    84,978,452    $     16,245,815
       Shares                                      {    14,531,311}   {     2,995,179 }  {      2,747,444}  {         937,439}
       Cost                                        {$  166,408,283}   {$    23,122,541}  {$    64,046,718}  {$     14,535,743}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                    $  165,075,695     $    23,182,682    $    84,978,452    $     16,245,815

Liabilities:
    Payable to PHL Variable Insurance Company       $        6,398     $           879    $         3,149    $            679
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $  165,069,297     $    23,181,803    $    84,975,303    $     16,245,136
                                                   =================   =================  =================  =================
Net Assets:
    Accumulation Units                              $  164,282,020     $    23,118,418    $    84,766,468    $     16,173,408
    Contracts in payout (annuitization period)      $      787,277     $        63,385    $       208,835    $         71,728
          Total Net Assets                          $  165,069,297     $    23,181,803    $    84,975,303    $     16,245,136
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================

          Units Outstanding                             72,223,119           9,388,334         33,121,570           8,065,282
                                                   =================   =================  =================  =================
          Unit Value
             Asset Manager Option 1                 $         2.18     $           -      $           -      $            -
             Asset Manager Option 2                 $          -       $          2.86    $           -      $            -
             Freedom Edge(R)                        $         1.04     $          1.18    $          1.47    $           1.26
             Phoenix Dimensions(SM) Option 1        $         1.00     $          1.03    $          1.13    $           1.08
             Phoenix Dimensions(SM) Option 2        $         1.00     $           -      $           -      $           1.08
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $         0.99     $           -      $           -      $           1.08
             Phoenix Income Choice(R)               $         2.31     $          2.64    $          2.88    $           2.12
             Phoenix Investor's Edge(R) Option 1    $         2.19     $          2.62    $          3.01    $           2.24
             Phoenix Investor's Edge(R) Option 2    $         2.17     $          2.60    $          2.99    $           2.23
             Phoenix Investor's Edge(R) Option 3    $         2.16     $          2.58    $          2.97    $           2.22
             Phoenix Investor's Edge(R) Option 4    $         2.17     $          2.59    $          2.98    $           2.23
             Phoenix Premium Edge(R)                $         2.46     $          2.39    $          2.36    $           1.57
             Phoenix Spectrum Edge(R) Option 1      $         2.24     $          2.68    $          3.08    $           2.30
             Phoenix Spectrum Edge(R) Option 2      $         2.22     $          2.66    $          3.06    $           2.28
             Phoenix Spectrum Edge(R) Option 3      $         2.21     $          2.64    $          3.04    $           2.27
             Phoenix Spectrum Edge(R) Option 4      $         2.22     $          2.65    $          3.05    $           2.28
             Retirement Planner's Edge              $         2.55     $          2.41    $          2.42    $           1.83
             The Big Edge Choice(R)                 $         2.56     $          2.35    $          2.39    $           1.60
             The Phoenix Edge(R)--VA Option 1       $         2.69     $          2.50    $          2.48    $           1.66
             The Phoenix Edge(R)--VA Option 2       $         2.58     $          2.46    $          2.41    $           1.61
             The Phoenix Edge(R)--VA Option 3       $         2.60     $          2.47    $          2.39    $           1.60


                        See Notes to Financial Statements
                                      SA-2

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                               LORD ABBETT
                                                     FIDELITY VIP           LAZARD          LORD ABBETT         GROWTH AND
                                                       GROWTH -          RETIREMENT       BOND-DEBENTURE -      INCOME -
                                                     SERVICE CLASS        SMALL CAP           CLASS VC           CLASS VC
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
       Investments at fair value                    $   40,519,627     $     5,571,099    $    15,385,678    $     96,324,441
          Shares                                   {     1,207,379}   {        341,576}  {      1,339,057}  {       3,682,127}
          Cost                                     {$   34,844,780}   {$     5,341,114}  {$    15,554,983}  {$     96,335,015}
                                                   -----------------   -----------------  -----------------  -----------------
       Total Assets                                 $   40,519,627     $     5,571,099    $    15,385,678    $     96,324,441

Liabilities:
       Payable to PHL Variable Insurance Company    $        1,474     $           220    $           604    $          3,618
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   40,518,153     $     5,570,879    $    15,385,074    $     96,320,823
                                                   =================   =================  =================  =================
Net Assets:
       Accumulation Units                           $   40,428,819     $     5,564,861    $    15,251,370    $     96,017,429
       Contracts in payout (annuitization period)   $       89,334     $         6,018    $       133,704    $        303,394
          Total Net Assets                          $   40,518,153     $     5,570,879    $    15,385,074    $     96,320,823
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             24,590,126           5,103,324         15,078,683          91,873,739
                                                   =================   =================  =================  =================

          Unit Value
             Asset Manager Option 1                 $         2.76     $           -      $           -      $            -
             Asset Manager Option 2                 $         2.73     $           -      $           -      $            -
             Freedom Edge(R)                        $         1.18     $          1.09    $          1.02    $           1.05
             Phoenix Dimensions(SM) Option 1        $         1.07     $           -      $           -      $           1.05
             Phoenix Dimensions(SM) Option 2        $          -       $           -      $           -      $           1.05
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $          -       $           -      $           -      $           1.05
             Phoenix Income Choice(R)               $         1.77     $          1.09    $          1.02    $           1.05
             Phoenix Investor's Edge(R) Option 1    $         1.92     $          1.09    $          1.02    $           1.05
             Phoenix Investor's Edge(R) Option 2    $         1.90     $          1.09    $          1.02    $           1.04
             Phoenix Investor's Edge(R) Option 3    $         1.89     $          1.09    $          1.02    $           1.04
             Phoenix Investor's Edge(R) Option 4    $         1.90     $          1.09    $          1.02    $           1.04
             Phoenix Premium Edge(R)                $         1.28     $          1.09    $          1.02    $           1.05
             Phoenix Spectrum Edge(R) Option 1      $         1.96     $          1.09    $          1.02    $           1.05
             Phoenix Spectrum Edge(R) Option 2      $         1.95     $          1.09    $          1.02    $           1.05
             Phoenix Spectrum Edge(R) Option 3      $         1.94     $          1.09    $          1.02    $           1.05
             Phoenix Spectrum Edge(R) Option 4      $         1.94     $          1.09    $          1.02    $           1.05
             Retirement Planner's Edge              $         1.30     $          1.09    $          1.02    $           1.05
             The Big Edge Choice(R)                 $         1.33     $          1.09    $          1.02    $           1.05
             The Phoenix Edge(R)--VA Option 1       $         1.35     $          1.10    $          1.02    $           1.05
             The Phoenix Edge(R)--VA Option 2       $         1.34     $          1.09    $          1.02    $           1.05
             The Phoenix Edge(R)--VA Option 3       $         1.30     $          1.09    $          1.02    $           1.05


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                     LORD ABBETT        MUTUAL SHARES         PHOENIX            PHOENIX
                                                    MID-CAP VALUE        SECURITIES -          MID-CAP          STRATEGIC
                                                      - CLASS VC           CLASS 2             GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
       Investments at fair value                    $   21,621,146     $    35,253,409    $    20,151,546    $     22,266,431
          Shares                                   {     1,025,185}   {      1,940,199}  {      1,558,632}  {       2,131,396}
          Cost                                     {$   20,475,034}   {$    28,330,716}  {$    24,765,648}  {$     30,745,890}
                                                   -----------------   -----------------  -----------------  -----------------
       Total Assets                                 $   21,621,146     $    35,253,409    $    20,151,546    $     22,266,431

Liabilities:
       Payable to PHL Variable Insurance Company    $          823     $         1,364    $           719    $            807
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   21,620,323     $    35,252,045    $    20,150,827    $     22,265,624
                                                   =================   =================  =================  =================
Net Assets:
       Accumulation Units                           $   21,538,751     $    35,152,091    $    20,086,047    $     22,261,736
       Contracts in payout (annuitization period)   $       81,572     $        99,954    $        64,780    $          3,888
          Total Net Assets                          $   21,620,323     $    35,252,045    $    20,150,827    $     22,265,624
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             19,997,215          13,893,813         12,410,494          15,442,441
                                                   =================   =================  =================  =================

          Unit Value
          Asset Manager Option 1                    $          -       $           -      $           -      $            -
             Asset Manager Option 2                 $          -       $           -      $           -      $            -
             Freedom Edge(R)                        $         1.08     $          1.35    $          1.15    $           1.15
             Phoenix Dimensions(SM) Option 1        $         1.07     $          1.08    $          1.05    $            -
             Phoenix Dimensions(SM) Option 2        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $          -       $           -      $           -      $            -
             Phoenix Income Choice(R)               $         1.08     $          2.55    $          1.55    $           1.49
             Phoenix Investor's Edge(R) Option 1    $         1.08     $          2.65    $          1.85    $           1.83
             Phoenix Investor's Edge(R) Option 2    $         1.08     $          2.63    $          1.84    $           1.82
             Phoenix Investor's Edge(R) Option 3    $         1.08     $          2.62    $          1.83    $           1.81
             Phoenix Investor's Edge(R) Option 4    $         1.08     $          2.63    $          1.83    $           1.82
             Phoenix Premium Edge(R)                $         1.08     $          2.81    $          1.19    $           0.96
             Phoenix Spectrum Edge(R) Option 1      $         1.08     $          2.71    $          1.89    $           1.87
             Phoenix Spectrum Edge(R) Option 2      $         1.08     $          2.69    $          1.88    $           1.86
             Phoenix Spectrum Edge(R) Option 3      $         1.08     $          2.68    $          1.87    $           1.85
             Phoenix Spectrum Edge(R) Option 4      $         1.08     $           -      $          1.88    $            -
             Retirement Planner's Edge              $         1.08     $          3.10    $          2.16    $           1.50
             The Big Edge Choice(R)                 $         1.08     $          1.66    $          1.31    $           1.53
             The Phoenix Edge(R)--VA Option 1       $         1.09     $          3.16    $          2.16    $           1.52
             The Phoenix Edge(R)--VA Option 2       $         1.08     $          3.06    $          2.09    $           1.47
             The Phoenix Edge(R)--VA Option 3       $         1.08     $          3.13    $          1.69    $           1.47



                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                                 PHOENIX-
                                                       PHOENIX-                             PHOENIX-ALGER       ALLIANCE/
                                                       ABERDEEN           PHOENIX-AIM         SMALL CAP         BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
 Assets:
    Investments at fair value                       $   63,547,176     $    38,664,933    $    15,539,268    $     49,043,262
       Shares                                      {     4,447,772}   {      5,539,900}  {        995,176}  {       4,333,686}
       Cost                                        {$   60,125,230}   {$    45,611,979}  {$    13,850,544}  {$     44,189,240}
                                                   -----------------   -----------------  -----------------  -----------------
       Total Assets                                 $   63,547,176     $    38,664,933    $    15,539,268    $     49,043,262

Liabilities:
    Payable to PHL Variable Insurance Company              $ 2,337     $         1,379    $           565    $          2,642
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   63,544,839     $    38,663,554    $    15,538,703    $     49,040,620
                                                   =================   =================  =================  =================
Net Assets:
    Accumulation Units                              $   63,428,776       $  38,507,473    $    15,470,514    $     15,729,899
    Contracts in payout (annuitization period)           $ 116,063           $ 156,081    $        68,189    $     33,310,721
          Total Net Assets                          $   63,544,839       $  38,663,554    $    15,538,703    $     49,040,620
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             28,618,605          27,857,039          4,478,320          28,547,773
                                                   =================   =================  =================  =================

          Unit Value
             Asset Manager Option 1                 $         3.59     $           -      $           -      $            -
             Asset Manager Option 2                 $          -       $           -      $          3.56    $            -
             Freedom Edge(R)                        $         1.64     $          1.16    $          1.31    $           1.22
             Phoenix Dimensions(SM) Option 1        $         1.19     $           -      $          1.16    $            -
             Phoenix Dimensions(SM) Option 2        $         1.19     $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $          -       $           -      $           -      $            -
             Phoenix Income Choice(R)               $         2.80     $          1.63    $          3.50    $           1.97
             Phoenix Income Choice(R) with GPAF     $          -       $           -      $           -      $           1.89
             Phoenix Investor's Edge(R) Option 1    $         3.08     $          1.86    $          3.45    $           2.08
             Phoenix Investor's Edge(R) Option 2    $         3.06     $          1.85    $          3.44    $           2.07
             Phoenix Investor's Edge(R) Option 3    $         3.04     $          1.84    $          3.42    $           2.06
             Phoenix Investor's Edge(R) Option 4    $         3.06     $          1.85    $          3.43    $            -
             Phoenix Premium Edge(R)                $         1.91     $          1.14    $          3.46    $           1.61
             Phoenix Spectrum Edge(R) Option 1      $         3.15     $          1.91    $          3.52    $           2.13
             Phoenix Spectrum Edge(R) Option 2      $         3.13     $          1.89    $          3.50    $           2.12
             Phoenix Spectrum Edge(R) Option 3      $         3.11     $          1.88    $          3.48    $           2.11
             Phoenix Spectrum Edge(R) Option 4      $         3.13     $          1.89    $          3.50    $           2.12
             Retirement Planner's Edge              $         2.22     $          1.22    $          3.48    $           1.70
             The Big Edge Choice(R)                 $         1.99     $          1.27    $          3.49    $           1.25
             The Phoenix Edge(R)--VA Option 1       $         2.30     $          1.27    $          3.54    $           1.74
             The Phoenix Edge(R)--VA Option 2       $         2.20     $          1.26    $          3.50    $           1.68
             The Phoenix Edge(R)--VA Option 3       $         2.08     $          1.25    $          3.49    $           1.66



                        See Notes to Financial Statements
                                      SA-5

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                    PHOENIX-DUFF &
                                                   PHELP REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                      SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME  SMALL-CAP GROWTH
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                       $   76,158,270     $    86,966,463    $    90,061,127    $      9,439,796
       Shares                                      {     2,683,046}   {      5,888,574}  {      7,194,019}  {       1,215,074}
       Cost                                        {$   52,431,422}   {$   121,529,030}  {$    81,648,274}  {$      8,237,537}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                    $   76,158,270     $    86,966,463    $    90,061,127         $ 9,439,796

Liabilities:
    Payable to PHL Variable Insurance Company       $        2,902     $         3,184    $         3,329               $ 356
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   76,155,368     $    86,963,279    $    90,057,798         $ 9,439,440
                                                   =================   =================  =================  =================
Net Assets:
    Accumulation Units                              $   75,946,742     $    86,864,040    $    89,616,921         $ 9,415,072
    Contracts in payout (annuitization period)           $ 208,626            $ 99,239    $       440,877            $ 24,368
          Total Net Assets                          $   76,155,368     $    86,963,279    $    90,057,798         $ 9,439,440
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             15,796,752          70,293,914         48,900,303           6,331,714
                                                   =================   =================  =================  =================

          Unit Value
             Asset Manager Option 1                 $         4.31     $           -      $           -      $            -
             Asset Manager Option 2                 $          -       $           -      $          2.80    $            -
             Freedom Edge(R)                        $         1.76     $          1.14    $          1.25    $           1.32
             Phoenix Dimensions(SM) Option 1        $         1.10     $           -      $          1.04    $           1.10
             Phoenix Dimensions(SM) Option 2        $         1.10     $           -      $          1.03    $            -
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $         1.10     $           -      $          1.03    $            -
             Phoenix Income Choice(R)               $         4.71     $          1.71    $          2.07    $           2.11
             Phoenix Investor's Edge(R) Option 1    $         4.60     $          1.96    $          2.18    $           2.47
             Phoenix Investor's Edge(R) Option 2    $         4.57     $          1.94    $          2.16    $           2.45
             Phoenix Investor's Edge(R) Option 3    $         4.54     $          1.93    $          2.15    $           2.44
             Phoenix Investor's Edge(R) Option 4    $         4.56     $          1.94    $          2.16    $           2.45
             Phoenix Premium Edge(R)                $         5.40     $          1.01    $          1.80    $           1.28
             Phoenix Spectrum Edge(R) Option 1      $         4.70     $          2.00    $          2.23    $           2.52
             Phoenix Spectrum Edge(R) Option 2      $         4.67     $          1.99    $          2.21    $           2.51
             Phoenix Spectrum Edge(R) Option 3      $         4.64     $          1.98    $          2.20    $           2.49
             Phoenix Spectrum Edge(R) Option 4      $         4.66     $          1.98    $          2.21    $           2.50
             Retirement Planner's Edge              $         6.66     $          1.29    $          1.95    $           1.25
             The Big Edge Choice(R)                 $         4.11     $          1.21    $          1.24    $           1.38
             The Phoenix Edge(R)--VA Option 1       $         6.81     $          1.28    $          2.02    $           1.37
             The Phoenix Edge(R)--VA Option 2       $         6.60     $          1.25    $          1.95    $           1.25
             The Phoenix Edge(R)--VA Option 3       $         6.27     $          1.24    $          2.01    $           1.34



                        See Notes to Financial Statements
                                      SA-6

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                              PHOENIX-GOODWIN
                                                    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-GOODWIN    MULTI-SECTOR FIXED
                                                  STRATEGIC ALLOCATION   VALUE EQUITY      MONEY MARKET           INCOME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                       $   91,739,499     $    53,688,031    $    56,226,435    $    109,745,392
       Shares                                      {     6,659,227}   {      3,908,772}  {      5,622,643}  {      12,009,581}
       Cost                                        {$   94,716,523}   {$    49,265,080}  {$    56,226,435}  {$    113,192,718}
    Dividends receivable                            $          -       $           -      $         5,671    $            -
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                    $   91,739,499     $    53,688,031    $    56,232,106    $    109,745,392

Liabilities:
    Payable to PHL Variable Insurance Company       $        3,362     $         1,977    $         2,326    $          4,181
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   91,736,137     $    53,686,054        $ 56,229,780   $    109,741,211
                                                   =================   =================  =================  =================
Net Assets:
    Accumulation Units                              $   91,290,721     $    53,475,890        $ 55,805,931   $    109,313,151
    Contracts in payout (annuitization period)      $      445,416     $       210,164           $ 423,849   $        428,060
          Total Net Assets                          $   91,736,137     $    53,686,054        $ 56,229,780   $    109,741,211
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             44,234,830          24,576,789         31,115,144          46,104,140
                                                   =================   =================  =================  =================

          Unit Value
             Asset Manager Option 1                 $          -       $          2.69    $           -      $           2.60
             Asset Manager Option 2                 $         2.58     $          2.67    $          2.04    $           2.58
             Freedom Edge(R)                        $         1.14     $          1.24    $          1.00    $           1.11
             Phoenix Dimensions(SM) Option 1        $          -       $           -      $          1.01    $           1.01
             Phoenix Dimensions(SM) Option 2        $          -       $           -      $          1.01    $           1.01
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $          -       $           -      $          1.01    $           1.01
             Phoenix Income Choice(R)               $         2.22     $          1.98    $          2.03    $           2.66
             Phoenix Income Choice(R) with GPAF     $          -       $           -      $           -      $            -
             Phoenix Investor's Edge(R) Option 1    $         2.20     $          2.22    $          1.98    $           2.56
             Phoenix Investor's Edge(R) Option 2    $         2.18     $          2.21    $          1.96    $           2.54
             Phoenix Investor's Edge(R) Option 3    $         2.17     $          2.19    $          1.95    $           2.53
             Phoenix Investor's Edge(R) Option 4    $         2.18     $          2.20    $          1.96    $           2.54
             Phoenix Premium Edge(R)                $         2.15     $          2.06    $          2.07    $           2.77
             Phoenix Spectrum Edge(R) Option 1      $         2.25     $          2.27    $          2.02    $           2.62
             Phoenix Spectrum Edge(R) Option 2      $         2.23     $          2.26    $          2.01    $           2.60
             Phoenix Spectrum Edge(R) Option 3      $         2.22     $          2.24    $          2.00    $           2.58
             Phoenix Spectrum Edge(R) Option 4      $         2.23     $          2.25    $          2.00    $           2.60
             Retirement Planner's Edge              $         2.30     $          2.43    $          2.16    $           2.90
             The Big Edge Choice(R)                 $         1.91     $          1.54    $          1.25    $           1.79
             The Phoenix Edge(R)--VA Option 1       $         2.47     $          2.91    $          2.24    $           3.02
             The Phoenix Edge(R)--VA Option 2       $         2.37     $          2.77    $          2.18    $           2.95
             The Phoenix Edge(R)--VA Option 3       $         2.33     $          2.48    $          2.17    $           2.79



                        See Notes to Financial Statements
                                      SA-7

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                    PHOENIX-GOODWIN                        PHOENIX-KAYNE      PHOENIX-LAZARD
                                                   MULTI-SECTOR SHORT   PHOENIX-KAYNE    SMALL-CAP QUALITY    INTERNATIONAL
                                                      TERM BOND        RISING DIVIDENDS        VALUE          EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                       $   34,441,789      $    9,411,624     $    7,795,469     $    99,746,500
       Shares                                      {     3,470,241}    {       823,799}   {       510,495}    {     6,631,470}
       Cost                                        {$   34,806,980}    {$    8,807,859}   {$    6,616,189}   {$    84,136,602}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                    $   34,441,789     $     9,411,624    $     7,795,469    $     99,746,500

Liabilities:
    Payable to PHL Variable Insurance Company       $        1,390     $           366    $           300    $          3,855
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   34,440,399     $     9,411,258    $     7,795,169    $     99,742,645
                                                   =================   =================  =================  =================
Net Assets:
    Accumulation Units                              $   34,412,100     $     9,374,134    $     7,781,802    $     99,421,834
    Contracts in payout (annuitization period)      $       28,299     $        37,124    $        13,367    $        320,811
          Total Net Assets                          $   34,440,399     $     9,411,258    $     7,795,169    $     99,742,645
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             32,571,113           4,148,645          2,475,090          33,679,713
                                                   =================   =================  =================  =================

          Unit Value
             Asset Manager Option 1                 $          -       $           -      $           -      $            -
             Asset Manager Option 2                 $          -       $           -      $           -      $            -
             Freedom Edge(R)                        $         1.07     $          1.09    $          1.47    $           1.44
             Phoenix Dimensions(SM) Option 1        $         1.01     $          1.00    $          1.09    $           1.09
             Phoenix Dimensions(SM) Option 2        $          -       $           -      $           -      $           1.09
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $          -       $           -      $           -      $           1.09
             Phoenix Income Choice(R)               $         1.06     $          2.30    $          1.60    $           3.00
             Phoenix Investor's Edge(R) Option 1    $         1.05     $          2.27    $          3.15    $           2.96
             Phoenix Investor's Edge(R) Option 2    $         1.05     $          2.26    $          3.13    $           2.94
             Phoenix Investor's Edge(R) Option 3    $         1.04     $          2.24    $          3.12    $           2.93
             Phoenix Investor's Edge(R) Option 4    $         1.05     $          2.25    $          3.13    $           2.94
             Phoenix Premium Edge(R)                $         1.05     $          2.27    $          3.15    $           2.96
             Phoenix Spectrum Edge(R) Option 1      $         1.07     $          2.31    $          3.21    $           3.02
             Phoenix Spectrum Edge(R) Option 2      $         1.06     $          2.30    $          3.19    $           3.00
             Phoenix Spectrum Edge(R) Option 3      $         1.06     $          2.29    $          3.18    $           2.98
             Phoenix Spectrum Edge(R) Option 4      $         1.06     $          2.29    $          3.19    $           2.99
             Retirement Planner's Edge              $         1.06     $          2.29    $          3.18    $           2.98
             The Big Edge Choice(R)                 $         1.04     $          2.29    $          3.18    $           2.99
             The Phoenix Edge(R)--VA Option 1       $         1.07     $          2.33    $          3.23    $           3.04
             The Phoenix Edge(R)--VA Option 2       $         1.06     $          2.30    $          3.19    $           3.00
             The Phoenix Edge(R)--VA Option 3       $         1.06     $          2.29    $          3.18    $           2.99



                        See Notes to Financial Statements
                                      SA-8

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                           PHOENIX-SANFORD    PHOENIX-SANFORD
                                                   PHOENIX-NORTHERN    PHOENIX-NORTHERN   BERNSTEIN MID-CAP   BERNSTEIN SMALL-
                                                        DOW 30        NASDAQ-100 INDEX(R)      VALUE            CAP VALUE
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                       $   11,159,639     $    11,670,673     $    65,291,016    $     38,468,242
       Shares                                      {     1,207,284}   {      2,678,265}   {      4,658,607}  {       2,260,134}
       Cost                                        {$   10,395,136}   {$    10,038,655}   {$    53,479,073}  {$     30,921,263}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                    $   11,159,639        $ 11,670,673        $ 65,291,016        $ 38,468,242

Liabilities:
    Payable to PHL Variable Insurance Company       $          415               $ 439             $ 2,465             $ 1,416
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   11,159,224        $ 11,670,234        $ 65,288,551        $ 38,466,826
                                                   =================   =================  =================  =================
Net Assets:
    Accumulation Units                              $   10,860,783        $ 11,529,675        $ 65,075,724        $ 38,421,928
    Contracts in payout (annuitization period)      $      298,441           $ 140,559           $ 212,827            $ 44,898
          Total Net Assets                          $   11,159,224        $ 11,670,234        $ 65,288,551        $ 38,466,826
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              5,463,411          10,684,240          20,476,866          10,406,720
                                                   =================   =================  =================  =================

          Unit Value
             Asset Manager Option 1                 $          -       $           -      $          3.56    $            -
             Asset Manager Option 2                 $          -       $           -      $          3.53    $            -
             Freedom Edge(R)                        $         1.16     $          1.23    $          1.51    $           1.57
             Phoenix Dimensions(SM) Option 1        $          -       $           -      $          1.07    $           1.07
             Phoenix Dimensions(SM) Option 2        $          -       $           -      $          1.06    $           1.07
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $          -       $           -      $          1.06    $            -
             Phoenix Income Choice(R)               $         2.04     $          1.84    $          3.56    $           3.49
             Phoenix Investor's Edge(R) Option 1    $         2.18     $          1.95    $          3.33    $           3.46
             Phoenix Investor's Edge(R) Option 2    $         2.17     $          1.94    $          3.31    $           3.43
             Phoenix Investor's Edge(R) Option 3    $         2.16     $          1.92    $          3.29    $           3.41
             Phoenix Investor's Edge(R) Option 4    $         2.17     $          1.93    $          3.30    $           3.43
             Phoenix Premium Edge(R)                $         2.00     $          0.93    $          4.31    $           3.61
             Phoenix Spectrum Edge(R) Option 1      $         2.24     $          1.99    $          3.41    $           3.54
             Phoenix Spectrum Edge(R) Option 2      $         2.22     $          1.98    $          3.38    $           3.51
             Phoenix Spectrum Edge(R) Option 3      $         2.21     $          1.97    $          3.36    $           3.49
             Phoenix Spectrum Edge(R) Option 4      $         2.22     $           -      $          3.38    $           3.51
             Retirement Planner's Edge              $         1.96     $          0.74    $          4.41    $           3.74
             The Big Edge Choice(R)                 $         1.88     $          0.81    $          1.72    $           4.03
             The Phoenix Edge(R)--VA Option 1       $         1.92     $          0.83    $          4.60    $           4.15
             The Phoenix Edge(R)--VA Option 2       $         1.96     $          0.85    $          4.87    $           3.78
             The Phoenix Edge(R)--VA Option 3       $         1.91     $          0.88    $          4.23    $           4.00




                        See Notes to Financial Statements
                                      SA-9

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                           RYDEX VARIABLE
                                                    RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR    SCUDDER VIT EQUITY
                                                      TRUST JUNO          TRUST NOVA          ROTATION      500 INDEX - CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                       $    7,227,949     $     5,223,579    $     8,350,719    $     56,173,675
       Shares                                      {       347,498}   {        610,231}  {        658,055}  {       4,284,796}
       Cost                                        {$    8,623,312}   {$     4,198,955}  {$     7,407,406}  {$     48,287,688}
                                                 -----------------   -----------------  -----------------  -----------------
    Total Assets                                    $    7,227,949     $     5,223,579    $     8,350,719    $     56,173,675

Liabilities:
    Payable to PHL Variable Insurance Company       $          305     $           221    $           334    $          2,306
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    7,227,644     $     5,223,358    $     8,350,385    $     56,171,369
                                                   =================   =================  =================  =================
Net Assets:
    Accumulation Units                              $    7,200,885     $     5,223,358    $     8,350,385    $     54,528,735
    Contracts in payout (annuitization period)      $       26,759     $           -      $           -      $      1,642,634
          Total Net Assets                          $    7,227,644     $     5,223,358    $     8,350,385    $     56,171,369
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              8,410,451           3,726,644          5,931,403          25,950,056
                                                   =================   =================  =================  =================

          Unit Value
             Asset Manager Option 1                 $          -       $           -      $           -      $            -
             Asset Manager Option 2                 $          -       $           -      $           -      $            -
             Freedom Edge(R)                        $         0.77     $          1.35    $          1.35    $           1.25
             Phoenix Dimensions(SM) Option 1        $          -       $           -      $           -      $           1.04
             Phoenix Dimensions(SM) Option 2        $          -       $           -      $           -      $           1.04
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $          -       $           -      $           -      $           1.04
             Phoenix Income Choice(R)               $         0.87     $           -      $           -      $           2.33
             Phoenix Income Choice(R) with GPAF     $          -       $           -      $           -      $           1.10
             Phoenix Investor's Edge(R) Option 1    $         0.86     $          1.40    $          1.40    $           2.19
             Phoenix Investor's Edge(R) Option 2    $         0.86     $          1.39    $          1.40    $           2.18
             Phoenix Investor's Edge(R) Option 3    $         0.85     $          1.39    $          1.39    $           2.16
             Phoenix Investor's Edge(R) Option 4    $         0.85     $          1.39    $          1.39    $           2.17
             Phoenix Premium Edge(R)                $         0.86     $          1.40    $          1.40    $           2.30
             Phoenix Spectrum Edge(R) Option 1      $         0.87     $          1.42    $          1.42    $           2.24
             Phoenix Spectrum Edge(R) Option 2      $         0.87     $          1.41    $          1.42    $           2.23
             Phoenix Spectrum Edge(R) Option 3      $         0.86     $          1.41    $          1.41    $           2.21
             Phoenix Spectrum Edge(R) Option 4      $         0.87     $          1.41    $          1.41    $           2.22
             Retirement Planner's Edge              $         0.86     $          1.41    $          1.41    $           2.32
             The Big Edge Choice(R)                 $          -       $           -      $          1.41    $           2.32
             The Phoenix Edge(R)--VA Option 1       $         0.88     $          1.43    $          1.43    $           2.37
             The Phoenix Edge(R)--VA Option 2       $         0.87     $          1.41    $          1.42    $           2.33
             The Phoenix Edge(R)--VA Option 3       $         0.87     $          1.41    $          1.41    $           2.32


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)




                                                                          TEMPLETON          TEMPLETON
                                                                      DEVELOPING MARKETS       FOREIGN       TEMPLETON-GLOBAL
                                                     TECHNOLOGY -        SECURITIES -       SECURITIES -     ASSET ALLOCATION
                                                       CLASS I             CLASS 2             CLASS 2           CLASS 2
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                       $    5,328,981     $     3,634,599    $    35,751,712    $      4,982,209
       Shares                                      {     1,488,542}   {        333,449}  {      2,288,842}  {         238,612}
       Cost                                        {$   16,697,242}   {$     2,830,856}  {$    32,901,431}  {$      5,365,124}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                    $    5,328,981     $     3,634,599    $    35,751,712    $      4,982,209

Liabilities:
    Payable to PHL Variable Insurance Company       $          195     $           129    $         1,310    $            186
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    5,328,786     $     3,634,470    $    35,750,402    $      4,982,023
                                                   =================   =================  =================  =================
Net Assets:
    Accumulation Units                              $    5,327,422     $     3,634,470    $    35,606,191    $      4,982,023
    Contracts in payout (annuitization period)      $        1,364     $           -      $       144,211    $            -
          Total Net Assets                          $    5,328,786     $     3,634,470    $    35,750,402    $      4,982,023
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                              9,279,166           2,588,352         16,295,983           2,840,191
                                                   =================   =================  =================  =================

          Unit Value
             Asset Manager Option 1                 $          -       $           -      $          3.19    $            -
             Asset Manager Option 2                 $          -       $           -      $           -      $            -
             Freedom Edge(R)                        $         1.08     $           -      $          1.47    $            -
             Phoenix Dimensions(SM) Option 1        $          -       $           -      $          1.11    $            -
             Phoenix Dimensions(SM) Option 2        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $          -       $           -      $           -      $            -
             Phoenix Income Choice(R)               $         1.26     $           -      $          2.45    $            -
             Phoenix Investor's Edge(R) Option 1    $         1.39     $           -      $          2.68    $            -
             Phoenix Investor's Edge(R) Option 2    $         1.38     $           -      $          2.67    $            -
             Phoenix Investor's Edge(R) Option 3    $         1.37     $           -      $          2.65    $            -
             Phoenix Investor's Edge(R) Option 4    $         1.38     $           -      $          2.66    $            -
             Phoenix Premium Edge(R)                $         0.45     $          3.41    $          2.09    $           2.42
             Phoenix Spectrum Edge(R) Option 1      $         1.42     $           -      $          2.74    $            -
             Phoenix Spectrum Edge(R) Option 2      $         1.41     $           -      $          2.73    $            -
             Phoenix Spectrum Edge(R) Option 3      $         1.41     $           -      $          2.71    $            -
             Phoenix Spectrum Edge(R) Option 4      $          -       $           -      $          2.72    $            -
             Retirement Planner's Edge              $         0.50     $          2.93    $          2.37    $           2.73
             The Big Edge Choice(R)                 $         0.55     $          1.09    $          1.50    $           1.69
             The Phoenix Edge(R)--VA Option 1       $         0.55     $          3.50    $          2.41    $           2.84
             The Phoenix Edge(R)--VA Option 2       $         0.55     $          3.42    $          2.42    $           2.80
             The Phoenix Edge(R)--VA Option 3       $         0.55     $          2.94    $          2.24    $           2.47


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)




                                                                            WANGER             WANGER
                                                   TEMPLETON GROWTH      INTERNATIONAL   INTERNATIONAL SMALL
                                                 SECURITIES - CLASS 2       SELECT              CAP            WANGER SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
    Investments at fair value                       $   40,605,956     $    14,782,896    $   111,680,510    $     20,910,437
       Shares                                      {     2,940,330}   {        753,077}  {      3,646,115}  {         922,791}
       Cost                                        {$   33,426,639}   {$    11,824,470}  {$    76,187,241}  {$     14,810,675}
                                                   -----------------   -----------------  -----------------  -----------------
    Total Assets                                    $   40,605,956     $    14,782,896    $   111,680,510    $     20,910,437

Liabilities:
    Payable to PHL Variable Insurance Company       $        1,541     $           537    $         4,109    $            775
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   40,604,415     $    14,782,359    $   111,676,401    $     20,909,662
                                                   =================   =================  =================  =================
Net Assets:
    Accumulation Units                              $   40,473,139     $    14,779,132    $   111,527,063    $     20,854,670
    Contracts in payout (annuitization period)      $      131,276     $         3,227    $       149,338    $         54,992
          Total Net Assets                          $   40,604,415     $    14,782,359    $   111,676,401    $     20,909,662
                                                   =================   =================  =================  =================
                                                   =================   =================  =================  =================
          Units Outstanding                             17,788,468           5,340,491         32,776,932           6,650,141
                                                   =================   =================  =================  =================

          Unit Value
             Asset Manager Option 1                 $          -       $           -      $          4.38    $            -
             Asset Manager Option 2                 $         3.06     $           -      $           -      $            -
             Freedom Edge(R)                        $         1.41     $          1.73    $          1.90    $           1.36
             Phoenix Dimensions(SM) Option 1        $          -       $          1.16    $          1.17    $           1.13
             Phoenix Dimensions(SM) Option 2        $          -       $           -      $          1.17    $            -
             Phoenix Dimensions(SM) Option 3        $          -       $           -      $           -      $            -
             Phoenix Dimensions(SM) Option 4        $          -       $           -      $          1.17    $            -
             Phoenix Income Choice(R)               $         2.55     $          2.84    $          3.28    $           3.27
             Phoenix Investor's Edge(R) Option 1    $         2.59     $          3.36    $          3.87    $           3.13
             Phoenix Investor's Edge(R) Option 2    $         2.58     $          3.33    $          3.84    $           3.12
             Phoenix Investor's Edge(R) Option 3    $         2.56     $          3.31    $          3.82    $           3.10
             Phoenix Investor's Edge(R) Option 4    $         2.57     $          3.33    $          3.84    $           3.11
             Phoenix Premium Edge(R)                $         2.49     $          2.09    $          2.18    $           3.29
             Phoenix Spectrum Edge(R) Option 1      $         2.65     $          3.43    $          3.96    $           3.21
             Phoenix Spectrum Edge(R) Option 2      $         2.64     $          3.41    $          3.93    $           3.19
             Phoenix Spectrum Edge(R) Option 3      $         2.62     $          3.39    $          3.91    $           3.17
             Phoenix Spectrum Edge(R) Option 4      $         2.63     $          3.40    $          3.92    $           3.18
             Retirement Planner's Edge              $         2.95     $          3.53    $          3.36    $           4.12
             The Big Edge Choice(R)                 $         1.75     $          2.16    $          3.75    $           2.39
             The Phoenix Edge(R)--VA Option 1       $         3.11     $          3.63    $          3.47    $           4.13
             The Phoenix Edge(R)--VA Option 2       $         3.12     $          3.48    $          3.31    $           3.96
             The Phoenix Edge(R)--VA Option 3       $         2.74     $          3.46    $          3.28    $           3.87


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)


                                                      WANGER U.S.
                                                   SMALLER COMPANIES
                                                      SUBACCOUNT
                                                   -----------------
Assets:
    Investments at fair value                       $  131,372,635
       Shares                                      {     3,764,259}
       Cost                                        {$   70,678,138}
                                                   -----------------
    Total Assets                                    $  131,372,635

Liabilities:
    Payable to PHL Variable Insurance Company       $        4,784
                                                   -----------------
                                                    $  131,367,851
                                                   =================
Net Assets:
    Accumulation Units                              $  131,102,636
    Contracts in payout (annuitization period)      $      265,215
          Total Net Assets                          $  131,367,851
                                                   =================
                                                   =================
          Units Outstanding                             38,623,717
                                                   =================

          Unit Value
             Asset Manager Option 1                 $         3.86
             Asset Manager Option 2                 $          -
             Freedom Edge(R)                        $         1.46
             Phoenix Dimensions(SM) Option 1        $         1.09
             Phoenix Dimensions(SM) Option 2        $          -
             Phoenix Dimensions(SM) Option 3        $          -
             Phoenix Dimensions(SM) Option 4        $          -
             Phoenix Income Choice(R)               $         3.01
             Phoenix Investor's Edge(R) Option 1    $         3.12
             Phoenix Investor's Edge(R) Option 2    $         3.10
             Phoenix Investor's Edge(R) Option 3    $         3.08
             Phoenix Investor's Edge(R) Option 4    $         3.10
             Phoenix Premium Edge(R)                $         3.48
             Phoenix Spectrum Edge(R) Option 1      $         3.19
             Phoenix Spectrum Edge(R) Option 2      $         3.17
             Phoenix Spectrum Edge(R) Option 3      $         3.15
             Phoenix Spectrum Edge(R) Option 4      $         3.17
             Retirement Planner's Edge              $         3.43
             The Big Edge Choice(R)                 $         3.43
             The Phoenix Edge(R)--VA Option 1       $         3.51
             The Phoenix Edge(R)--VA Option 2       $         3.40
             The Phoenix Edge(R)--VA Option 3       $         3.41


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                    AIM V.I. CAPITAL     AIM V.I. MID CAP                       ALGER AMERICAN
                                                      APPRECIATION         CORE EQUITY -    AIM V.I. PREMIER       LEVERAGED
                                                        CLASS I              CLASS I        EQUITY - CLASS I    ALLCAP - CLASS O
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $        26,864     $        46,124     $       134,227     $           -
Expenses:
      Mortality and expense fees                             474,802             121,177             194,011             214,261
      Indexing (gain) loss                                       257                 269                 192                (128)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                (448,195)            (75,322)            (59,976)           (214,133)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             35,893              28,328              30,831             852,854
      Realized gain distributions                                  -             281,941                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                    35,893             310,269              30,831             852,854
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      3,526,299             314,887             786,552           1,157,041
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     3,113,997     $       549,834     $       757,407     $     1,795,762
                                                    =================   =================   =================   =================


                                                   FEDERATED FUND FOR     FEDERATED HIGH      FIDELITY VIP     FIDELITY VIP GROWTH
                                                    U.S. GOVERNMENT     INCOME BOND FUND     CONTRAFUND(R) -     OPPORTUNITIES -
                                                     SECURITIES II     II - PRIMARY SHARES    SERVICE CLASS       SERVICE CLASS
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     5,372,807     $     2,215,326     $       111,133     $        43,915
Expenses:
      Mortality and expense fees                           1,935,371             362,345             889,340             111,924
      Indexing (gain) loss                                     1,832               1,025               1,384                  66
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                               3,435,604           1,851,956            (779,591)            (68,075)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            124,977             603,640             232,335              54,873
      Realized gain distributions                                -                   -                10,103                 -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   124,977             603,640             242,438              54,873
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     (2,548,492)         (2,175,326)         10,694,460             895,127
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     1,012,089     $       280,270     $    10,157,307     $       881,925
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                             LORD ABBETT BOND  LORD ABBET GROWTH
                                                   FIDELITY VIP GROWTH  LAZARD RETIREMENT      DEBENTURE -        AND INCOME -
                                                     - SERVICE CLASS        SMALL CAP           CLASS VC            CLASS VC
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       151,520     $           -       $       742,324     $       917,646
Expenses:
      Mortality and expense fees                             532,250              57,810             145,452             771,662
      Indexing (gain) loss                                       257                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                (380,987)            (57,810)            596,872             145,984
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            536,242              74,773              34,210              40,356
      Realized gain distributions                                -               414,908             162,447           5,606,660
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   536,242             489,681             196,657           5,647,016
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      1,592,724             229,985            (169,305)            (10,575)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     1,747,979     $       661,856     $       624,224     $     5,782,425
                                                    =================   =================   =================   =================


                                                      LORD ABBETT
                                                     MID-CAP VALUE -      MUTUAL-SHARES      PHOENIX MID-CAP   PHOENIX STRATEGIC
                                                        CLASS VC      SECURITIES - CLASS 2       GROWTH              THEME
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $        91,974     $       248,203     $           -       $           -
Expenses:
      Mortality and expense fees                             190,570             419,104             300,256             329,919
      Indexing (gain) loss                                       -                   730                (417)               (851)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (98,596)           (171,631)           (299,839)           (329,068)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            104,116             297,371          (2,267,064)         (4,437,964)
      Realized gain distributions                          1,256,724              92,974                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 1,360,840             390,345          (2,267,064)         (4,437,964)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      1,146,112           2,516,912           2,986,577           4,381,901
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     2,408,356     $     2,735,626     $       419,674     $      (385,131)
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                                    PHOENIX-
                                                    PHOENIX-ABERDEEN       PHOENIX-AIM        PHOENIX-ALGER    ALLIANCE/BERNSTEIN
                                                      INTERNATIONAL           GROWTH        SMALL CAP GROWTH     ENHANCED INDEX
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     2,440,622     $           -       $           -       $       643,650
Expenses:
      Mortality and expense fees                             732,466             517,849             189,940           1,025,175
      Indexing (gain) loss                                     1,485                 324                  (8)              1,716
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                               1,706,671            (518,173)           (189,932)           (383,241)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (976,640)         (3,246,753)            183,398              45,283
      Realized gain distributions                                -                   -             1,291,383                 -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                  (976,640)         (3,246,753)          1,474,781              45,283
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      7,975,983           6,407,340             734,853           1,059,280
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     8,706,014     $     2,642,414     $     2,019,702     $       721,322
                                                    =================   =================   =================   =================


                                                     PHOENIX-DUFF &
                                                   PHELPS REAL ESTATE    PHOENIX-ENGEMANN   PHOENIX-ENGEMANN     PHOENIX-ENGEMANN
                                                       SECURITIES         CAPITAL GROWTH    GROWTH AND INCOME    SMALL-CAP GROWTH
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     1,199,089     $        56,570     $       942,366     $           -
Expenses:
      Mortality and expense fees                             949,483           1,268,592           1,156,159             154,565
      Indexing (gain) loss                                      (876)             (1,256)              1,752                 (84)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 250,482          (1,210,766)           (215,545)           (154,481)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          2,059,879         (12,488,369)            531,094              29,265
      Realized gain distributions                          3,704,453                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 5,764,332         (12,488,369)            531,094              29,265
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      3,024,312          14,944,314           2,664,755             657,853
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     9,039,126     $     1,245,179     $     2,980,304     $       532,637
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                                                 PHOENIX-GOODWIN
                                                    PHOENIX-ENGEMANN     PHOENIX-ENGEMANNN   PHOENIX-GOODWIN      MULTI-SECTOR
                                                   STRATEGIC ALLOCATION    VALUE EQUITY       MONEY MARKET        FIXED INCOME
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     2,370,486     $       683,334     $     1,559,281     $     5,379,605
Expenses:
      Mortality and expense fees                           1,392,375             833,558             852,057           1,527,434
      Indexing (gain) loss                                     1,107               1,176               1,110               2,187
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 977,004            (151,400)            706,114           3,849,984
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (540,549)            890,708                 -              (913,772)
      Realized gain distributions                          2,580,153                 -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                 2,039,604             890,708                 -              (913,772)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     (2,852,463)          1,303,745                 -            (2,521,091)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       164,145     $     2,043,053     $       706,114     $       415,121
                                                    =================   =================   =================   =================


                                                     PHOENIX-GOODWIN                          PHOENIX-KAYNE      PHOENIX-LAZARD
                                                    MULTI-SECTOR SHORT    PHOENIX-KAYNE     SMALL-CAP QUALITY  INTERNATIONAL EQUITY
                                                       TERM BOND        RISING DIVIDENDS          VALUE               SELECT
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $     1,261,963     $       135,335     $       108,212     $     1,051,391
Expenses:
      Mortality and expense fees                             499,355             166,330              95,345           1,006,877
      Indexing (gain) loss                                       599                 238                  28               1,623
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 762,009             (31,233)             12,839              42,891
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (40,788)            364,988             115,977              50,335
      Realized gain distributions                                -                65,331             274,453             457,259
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   (40,788)            430,319             390,430             507,594
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (769,153)           (740,360)            109,822           5,845,048
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $       (47,932)    $      (341,274)    $       513,091     $      6,395,533
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                             PHOENIX-SANFORD     PHOENIX-SANFORD
                                                    PHOENIX-NORTHERN     PHOENIX-NORTHERN   BERNSTEIN MID-CAP    BERNSTEIN SMALL-
                                                         DOW 30        NASDAQ-100 INDEX(R)        VALUE             CAP VALUE
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       214,649     $           -       $        66,754     $           -
Expenses:
      Mortality and expense fees                             178,456             169,744             817,799             501,411
      Indexing (gain) loss                                       458                (435)              1,227                 497
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                  35,735            (169,309)           (752,272)           (501,908)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            188,109             240,010           1,114,134             685,749
      Realized gain distributions                                -                   -             4,680,128           2,074,033
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   188,109             240,010           5,794,262           2,759,782
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (353,098)           (176,313)         (1,415,313)           (379,060)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $      (129,254)    $      (105,612)    $     3,626,677     $     1,878,814
                                                    =================   =================   =================   =================


                                                                                             RYDEX VARIABLE
                                                     RYDEX VARIABLE       RYDEX VARIABLE      TRUST SECTOR     SCUDDER VIT EQUITY
                                                       TRUST JUNO           TRUST NOVA          ROTATION       500 INDEX - CLASS A
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $           -       $        18,276     $           -       $       677,048
Expenses:
      Mortality and expense fees                             132,210              76,034              57,859             677,611
      Indexing (gain) loss                                        21                  69                  66                 894
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                (132,231)            (57,827)            (57,925)             (1,457)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (373,402)            147,754              73,711             425,234
      Realized gain distributions                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                  (373,402)            147,754              73,711             425,234
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (219,893)             (5,544)            521,392           1,241,198
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $      (725,526)    $        84,383     $       537,178     $     1,664,975
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                            TEMPLETON
                                                                        DEVELOPING MARKETS  TEMPLETON FOREIGN   TEMPLETON GLOBAL
                                                      TECHNOLOGY -         SECURITIES -        SECURITIES -     ASSET ALLOCATION -
                                                        CLASS  I             CLASS 2            CLASS 2             CLASS 2
                                                       SUBACCOUNT           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $           -       $        44,544     $       405,514     $       192,923
Expenses:
      Mortality and expense fees                              77,425              44,672             454,853              71,437
      Indexing (gain) loss                                      (207)                271                 916                 105
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (77,218)               (399)            (50,255)            121,381
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         (3,349,541)             76,253            (475,665)            (78,564)
      Realized gain distributions                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                (3,349,541)             76,253            (475,665)            (78,564)
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      3,243,425             709,469           3,442,410              42,362
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $      (183,334)    $       785,323     $     2,916,490     $        85,179
                                                    =================   =================   =================   =================


                                                    TEMPLETON GROWTH         WANGER             WANGER
                                                      SECURITIES -        INTERNATIONAL      INTERNATIONAL
                                                        CLASS 2              SELECT           SMALL CAP           WANGER SELECT
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                    -----------------   -----------------   -----------------   -----------------
Income:
      Dividends                                      $       467,160     $       271,276     $     1,083,438     $           -
Expenses:
      Mortality and expense fees                             561,999             184,022           1,377,940             256,991
      Indexing (gain) loss                                     1,165                 548               6,471                (378)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income (loss)                                 (96,004)             86,706            (300,973)           (256,613)
                                                    -----------------   -----------------   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            389,579             262,426           4,646,176             284,202
      Realized gain distributions                                -                   -                   -             1,316,274
                                                    -----------------   -----------------   -----------------   -----------------
      Realized gain (loss)                                   389,579             262,426           4,646,176           1,600,476
                                                    -----------------   -----------------   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      2,569,368           1,492,577          14,880,785             329,816
                                                    -----------------   -----------------   -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                     $     2,862,943     $     1,841,709     $    19,225,988     $     1,673,679
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                       WANGER U.S.
                                                    SMALLER COMPANIES
                                                       SUBACCOUNT
                                                    -----------------
Income:
      Dividends                                      $           -
Expenses:
      Mortality and expense fees                           1,787,922
      Indexing (gain) loss                                     1,823
                                                    -----------------
Net investment income (loss)                              (1,789,745)
                                                    -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         12,185,689
      Realized gain distributions                                  -
                                                    -----------------
      Realized gain (loss)                                12,185,689
                                                    -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      1,755,127
                                                    -----------------
Net increase (decrease) in net assets from
      operations                                     $    12,151,071
                                                    =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004


                                                    AIM V.I. CAPITAL APPRECIATION - CLASS I  AIM V.I. MID CAP CORE EQUITY - CLASS I
                                                                   SUBACCOUNT                              SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                 2005               2004
                                                          ----                ----                 ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (448,195)    $      (300,168)    $       (75,322)    $         3,244
          Realized gains (losses)                             35,893            (152,249)            310,269             347,182
          Unrealized appreciation (depreciation)
             during the year                               3,526,299           1,799,206             314,887            (202,118)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      3,113,997           1,346,789             549,834             148,308
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                              10,387,848           6,989,425             408,157               9,698
          Transfers between subaccounts
             (including fixed account), net                4,828,922           6,084,281           1,406,204           7,883,373
          Transfers for contract
             benefits and terminations                    (2,360,294)         (1,282,582)         (1,115,728)            (47,535)
          Contract maintenance charges                       (53,858)            (43,059)            (18,222)             (1,682)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          12,802,618          11,748,065             680,411           7,843,854
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets      15,916,615          13,094,854           1,230,245           7,992,162

Net assets at beginning of period                         28,566,105          15,471,251           7,992,162                 -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    44,482,720     $    28,566,105     $     9,222,407     $     7,992,162
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                   ALGER AMERICAN LEVERAGED
                                                      AIM V.I. PREMIER EQUITY - CLASS I                ALLCAP - CLASS O
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                 2005               2004
                                                          ----                ----                 ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (59,976)    $       (47,895)    $      (214,133)    $      (243,826)
          Realized gains (losses)                             30,831              (6,299)            852,854            (157,239)
          Unrealized appreciation (depreciation)
             during the year                                 786,552             556,947           1,157,041           1,607,551
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        757,407             502,753           1,795,762           1,206,486
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               4,045,589           2,680,933             437,393           1,684,910
          Transfers between subaccounts
             (including fixed account), net                2,408,257           2,152,023          (2,218,549)          1,964,022
          Transfers for contract
             benefits and terminations                    (1,531,957)           (438,620)         (2,015,397)         (1,349,677)
          Contract maintenance charges                       (23,809)            (11,207)            (52,275)            (47,105)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           4,898,080           4,383,129          (3,848,828)          2,252,150
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       5,655,487           4,885,882          (2,053,066)          3,458,636

Net assets at beginning of period                         10,449,783           5,563,901          19,272,200          15,813,564
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    16,105,270     $    10,449,783     $    17,219,134     $    19,272,200
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      FEDERATED FUND FOR U.S. GOVERNMENT      FEDERATED HIGH INCOME BOND FUND II -
                                                                  SECURITIES II                         PRIMARY SHARES
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                 2005               2004
                                                          ----                ----                 ----               ----
Increase (decrease) in net assets from operations:

          Net investment income (loss)               $     3,435,604     $     3,287,379     $     1,851,956     $     1,980,761
          Realized gains (losses)                            124,977             643,672             603,640            (198,246)
          Unrealized appreciation (depreciation)
             during the year                              (2,548,492)         (1,280,601)         (2,175,326)            622,116
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,012,089           2,650,450             280,270           2,404,631
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                              36,146,832          26,300,088           1,153,701           2,177,803
          Transfers between subaccounts
             (including fixed account), net               12,573,073           9,269,361          (4,986,068)         (2,863,967)
          Transfers for contract
             benefits and terminations                   (13,535,452)         (9,794,454)         (4,360,245)         (2,555,662)
          Contract maintenance charges                      (265,174)           (240,478)            (84,683)            (68,933)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          34,919,279          25,534,517          (8,277,295)         (3,310,759)
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets      35,931,368          28,184,967          (7,997,025)           (906,128)

Net assets at beginning of period                        129,137,929         100,952,962          31,178,828          32,084,956
                                                    -----------------   -----------------   -----------------   -----------------

Net assets at end of period                          $   165,069,297     $   129,137,929     $    23,181,803     $    31,178,828
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         FIDELITY VIP CONTRAFUND(R) -          FIDELITY VIP GROWTH OPPORTUNITIES -
                                                                 SERVICE CLASS                          SERVICE CLASS
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                 2005               2004
                                                          ----                ----                 ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)                    $ (779,591)         $ (466,276)          $ (68,075)          $ (47,615)
          Realized gains (losses)                            242,438             724,026              54,873              22,919
          Unrealized appreciation (depreciation)
             during the year                              10,694,460           5,555,585             895,127             296,741
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     10,157,307           5,813,335             881,925             272,045
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               3,373,692           4,462,666           8,393,170             626,618
          Transfers between subaccounts
             (including fixed account), net               27,397,289          14,022,754           2,452,075             453,370
          Transfers for contract
             benefits and terminations                    (7,361,045)         (3,374,641)           (895,067)           (446,887)
          Contract maintenance charges                      (159,110)            (71,213)            (19,204)            (10,736)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          23,250,826          15,039,566           9,930,974             622,365
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets      33,408,133          20,852,901          10,812,899             894,410

Net assets at beginning of period                         51,567,170          30,714,269           5,432,237           4,537,827
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    84,975,303     $    51,567,170     $    16,245,136     $     5,432,237
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     FIDELITY VIP GROWTH - SERVICE CLASS          LAZARD RETIREMENT SMALL CAP
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                 2005               2004
                                                          ----                ----                 ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (380,987)    $      (424,702)    $       (57,810)    $           -
          Realized gains (losses)                            536,242            (264,242)            489,681                 -
          Unrealized appreciation (depreciation)
             during the year                               1,592,724           1,095,416             229,985                 -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      1,747,979             406,472             661,856                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               3,902,385           8,226,556             115,814                 -
          Transfers between subaccounts
             (including fixed account), net                 (981,248)          3,527,196           5,250,166                 -
          Transfers for contract
             benefits and terminations                    (3,571,872)         (2,389,712)           (450,414)                -
          Contract maintenance charges                       (77,251)            (68,667)             (6,543)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (727,986)          9,295,373           4,909,023                 -
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       1,019,993           9,701,845           5,570,879                 -

Net assets at beginning of period                         39,498,160          29,796,315                 -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    40,518,153     $    39,498,160     $     5,570,879     $           -
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    LORD ABBETT BOND-DEBENTURE - CLASS VC   LORD ABBETT GROWTH AND INCOME - CLASS VC
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)                     $ 596,872     $           -       $       145,984     $           -
          Realized gains (losses)                            196,657                 -             5,647,016                 -
          Unrealized appreciation (depreciation)
             during the year                                (169,305)                -               (10,575)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        624,224                 -             5,782,425                 -
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                                 448,949                 -            12,659,977                 -
          Transfers between subaccounts
             (including fixed account), net               15,538,826                 -            82,325,347                 -
          Transfers for contract
             benefits and terminations                    (1,207,766)                -            (4,368,792)                -
          Contract maintenance charges                       (19,159)                -               (78,134)                -
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          14,760,850                 -            90,538,398                 -
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets      15,385,074                 -            96,320,823                 -

Net assets at beginning of period                                -                   -                   -                   -
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    15,385,074     $           -       $    96,320,823     $           -
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     LORD ABBETT MID-CAP VALUE - CLASS VC      MUTUAL SHARES SECURITIES - CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (98,596)    $           -       $      (171,631)    $      (151,426)
          Realized gains (losses)                          1,360,840                 -               390,345              52,146
          Unrealized appreciation (depreciation)
             during the year                               1,146,112                 -             2,516,912           2,607,687
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,408,356                 -             2,735,626           2,508,407
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                                 774,780                 -             1,568,359           2,622,570
          Transfers between subaccounts
             (including fixed account), net               19,758,243                 -             8,077,735           3,218,155
          Transfers for contract
             benefits and terminations                    (1,297,757)                -            (3,211,913)         (1,659,542)
          Contract maintenance charges                       (23,299)                -               (55,131)            (40,170)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          19,211,967                 -             6,379,050           4,141,013
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets      21,620,323                 -             9,114,676           6,649,420

Net assets at beginning of period                                -                   -            26,137,369          19,487,949
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    21,620,323     $           -       $    35,252,045     $    26,137,369
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX MID-CAP GROWTH                 PHOENIX STRATEGIC THEME
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (299,839)    $      (365,045)    $      (329,068)    $      (442,857)
          Realized gains (losses)                         (2,267,064)         (2,151,556)         (4,437,964)         (5,131,931)
          Unrealized appreciation (depreciation)
             during the year                               2,986,577           4,015,949           4,381,901           6,545,190
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        419,674           1,499,348            (385,131)            970,402
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                                 563,582           1,510,200             385,719           1,203,743
          Transfers between subaccounts
             (including fixed account), net               (7,072,638)           (276,428)         (4,398,266)         (4,332,713)
          Transfers for contract
             benefits and terminations                    (2,744,950)         (2,523,378)         (4,127,433)         (4,041,863)
          Contract maintenance charges                       (55,120)            (70,479)            (77,830)            (80,282)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (9,309,126)         (1,360,085)         (8,217,810)         (7,251,115)
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets      (8,889,452)            139,263          (8,602,941)         (6,280,713)

Net assets at beginning of period                         29,040,279          28,901,016          30,868,565          37,149,278
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    20,150,827     $    29,040,279     $    22,265,624     $    30,868,565
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $     1,706,671     $       652,548     $      (518,173)    $      (510,205)
          Realized gains (losses)                           (976,640)            463,189          (3,246,753)         (1,679,014)
          Unrealized appreciation (depreciation)
             during the year                               7,975,983           7,591,951           6,407,340           3,357,342
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      8,706,014           8,707,688           2,642,414           1,168,123
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               4,256,858           3,421,436           1,022,176           4,613,423
          Transfers between subaccounts
             (including fixed account), net                5,275,979           7,642,128          (3,621,539)            107,938
          Transfers for contract
             benefits and terminations                    (8,179,695)         (4,536,894)         (4,766,709)         (3,204,813)
          Contract maintenance charges                      (133,889)            (83,883)            (96,918)            (88,872)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,219,253           6,442,787          (7,462,990)          1,427,676
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       9,925,267          15,150,475          (4,820,576)          2,595,799

Net assets at beginning of period                         53,619,572          38,469,097          43,484,130          40,888,331
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    63,544,839     $    53,619,572     $    38,663,554     $    43,484,130
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                           PHOENIX-
                                                        PHOENIX-ALGER SMALL-CAP GROWTH         ALLIANCE/BERNSTEIN ENHANCED INDEX
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (189,932)    $      (153,022)    $      (383,241)    $      (247,572)
          Realized gains (losses)                          1,474,781              92,174              45,283            (544,003)
          Unrealized appreciation (depreciation)
             during the year                                 734,853              29,827           1,059,280           4,919,490
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,019,702             (31,021)            721,322           4,127,915
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               1,904,567           3,630,634             934,332             734,562
          Transfers between subaccounts
             (including fixed account), net                 (354,213)          2,509,521          (1,551,325)          9,423,875
          Transfers for contract
             benefits and terminations                    (1,193,350)           (550,191)         (9,141,686)         (7,144,696)
          Contract maintenance charges                       (23,238)            (18,344)            (51,210)            (58,630)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             333,766           5,571,620          (9,809,889)          2,955,111
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       2,353,468           5,540,599          (9,088,567)          7,083,026

Net assets at beginning of period                         13,185,235           7,644,636          58,129,187          51,046,161
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    15,538,703     $    13,185,235     $    49,040,620     $    58,129,187
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                              PHOENIX-DUFF & PHELPS
                                                             REAL ESTATE SECURITIES             PHOENIX-ENGEMANN CAPITAL GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       250,482     $       583,525     $    (1,210,766)    $      (651,971)
          Realized gains (losses)                          5,764,332           5,793,281         (12,488,369)        (10,544,503)
          Unrealized appreciation (depreciation)
             during the year                               3,024,312           9,033,063          14,944,314          15,051,224
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      9,039,126          15,409,869           1,245,179           3,854,750
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               9,281,417           7,077,565           2,224,743           4,948,877
          Transfers between subaccounts
             (including fixed account), net                 (683,220)          3,142,527         (12,633,701)         (9,593,955)
          Transfers for contract
             benefits and terminations                    (8,141,059)         (5,876,271)        (16,162,508)        (15,968,287)
          Contract maintenance charges                      (140,996)           (113,231)           (229,516)           (300,882)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             316,142           4,230,590         (26,800,982)        (20,914,247)
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       9,355,268          19,640,459         (25,555,803)        (17,059,497)

Net assets at beginning of period                         66,800,100          47,159,641         112,519,082         129,578,579
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    76,155,368     $    66,800,100     $    86,963,279     $   112,519,082
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-ENGEMANN GROWTH AND INCOME       PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (215,545)    $       (24,834)    $      (154,481)    $      (166,762)
          Realized gains (losses)                            531,094            (236,818)             29,265            (241,450)
          Unrealized appreciation (depreciation)
             during the year                               2,664,755           7,135,902             657,853             830,674
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,980,304           6,874,250             532,637             422,462
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                              12,125,183          10,227,107             366,436           1,219,463
          Transfers between subaccounts
             (including fixed account), net               (1,682,317)         15,890,685          (1,361,561)            (80,182)
          Transfers for contract
             benefits and terminations                   (10,881,848)         (6,564,630)           (997,229)         (1,401,670)
          Contract maintenance charges                      (185,098)           (141,482)            (28,231)            (40,444)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (624,080)         19,411,680          (2,020,585)           (302,833)
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       2,356,224          26,285,930          (1,487,948)            119,629

Net assets at beginning of period                         87,701,574          61,415,644          10,927,388          10,807,759
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    90,057,798     $    87,701,574     $     9,439,440     $    10,927,388
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    PHOENIX-ENGEMANN STRATEGIC ALLOCATION        PHOENIX-ENGEMANN VALUE EQUITY
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       977,004     $     1,471,237     $      (151,400)    $      (199,033)
          Realized gains (losses)                          2,039,604           3,543,380             890,708             395,813
          Unrealized appreciation (depreciation)
             during the year                              (2,852,463)          1,774,850           1,303,745           6,950,225
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        164,145           6,789,467           2,043,053           7,147,005
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               2,633,712           5,589,162           1,165,743           2,406,393
          Transfers between subaccounts
             (including fixed account), net               (9,194,592)         (2,465,290)         (8,889,358)         16,852,575
          Transfers for contract
             benefits and terminations                   (18,448,122)        (16,796,908)        (10,965,011)         (4,527,383)
          Contract maintenance charges                      (190,563)           (256,115)           (142,700)           (117,364)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (25,199,565)        (13,929,151)        (18,831,326)         14,614,221
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets     (25,035,420)         (7,139,684)        (16,788,273)         21,761,226

Net assets at beginning of period                        116,771,557         123,911,241          70,474,327          48,713,101
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    91,736,137     $   116,771,557     $    53,686,054     $    70,474,327
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                           PHOENIX-GOODWIN MONEY MARKET    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       706,114     $      (486,174)    $     3,849,984     $     4,941,645
          Realized gains (losses)                                -                   -              (913,772)           (319,255)
          Unrealized appreciation (depreciation)
             during the year                                     -                   -            (2,521,091)          1,152,418
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        706,114            (486,174)            415,121           5,774,808
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                              18,781,746          34,376,254           7,771,585           8,792,229
          Transfers between subaccounts
             (including fixed account), net                5,278,922         (33,083,461)          6,188,311          30,316,134
          Transfers for contract
             benefits and terminations                   (30,231,187)        (16,165,176)        (17,255,369)        (13,885,334)
          Contract maintenance charges                      (284,773)           (235,985)           (211,692)           (225,751)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (6,455,292)        (15,108,368)         (3,507,165)         24,997,278
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets      (5,749,178)        (15,594,542)         (3,092,044)         30,772,086

Net assets at beginning of period                         61,978,958          77,573,500         112,833,255          82,061,169
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    56,229,780     $    61,978,958     $   109,741,211     $   112,833,255
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         PHOENIX-GOODWIN MULTI-SECTOR
                                                                 SHORT TERM BOND                PHOENIX-KAYNE RISING DIVIDENDS
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       762,009     $       752,857     $       (31,233)    $         3,869
          Realized gains (losses)                            (40,788)           (166,774)            430,319               1,017
          Unrealized appreciation (depreciation)
             during the year                                (769,153)            279,033            (740,360)            439,751
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        (47,932)            865,116            (341,274)            444,637
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               2,238,220          13,251,079             532,559           2,046,034
          Transfers between subaccounts
             (including fixed account), net                5,734,503           8,801,997          (3,489,557)          1,920,438
          Transfers for contract
             benefits and terminations                    (3,823,424)        (10,382,456)         (1,406,587)           (801,979)
          Contract maintenance charges                       (40,337)            (15,276)            (18,073)            (17,946)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           4,108,962          11,655,344          (4,381,658)          3,146,547
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       4,061,030          12,520,460          (4,722,932)          3,591,184

Net assets at beginning of period                         30,379,369          17,858,909          14,134,190          10,543,006
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    34,440,399     $    30,379,369     $     9,411,258     $    14,134,190
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX-KAYNE SMALL-CAP                    PHOENIX-LAZARD
                                                                  QUALITY VALUE                  INTERNATIONAL EQUITY SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        12,839     $        (9,098)    $        42,891     $        29,695
          Realized gains (losses)                            390,430             114,220             507,594             346,930
          Unrealized appreciation (depreciation)
             during the year                                 109,822             760,784           5,845,048           6,234,040
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        513,091             865,906           6,395,533           6,610,665
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                                 538,713             263,364          28,222,324          16,953,539
          Transfers between subaccounts
             (including fixed account), net                1,367,540           2,228,772          12,263,861          11,293,849
          Transfers for contract
             benefits and terminations                      (537,826)           (225,533)         (4,535,091)         (1,358,863)
          Contract maintenance charges                        (8,769)             (6,018)           (100,065)            (38,159)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           1,359,658           2,260,585          35,851,029          26,850,366
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       1,872,749           3,126,491          42,246,562          33,461,031

Net assets at beginning of period                          5,922,420           2,795,929          57,496,083          24,035,052
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     7,795,169     $     5,922,420     $    99,742,645     $    57,496,083
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                             PHOENIX-NORTHERN DOW 30          PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $        35,735     $        49,633     $      (169,309)    $      (109,434)
          Realized gains (losses)                            188,109              27,967             240,010             (72,152)
          Unrealized appreciation (depreciation)
             during the year                                (353,098)            388,852            (176,313)          1,154,060
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                       (129,254)            466,452            (105,612)            972,474
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                                 384,899           1,520,618             355,232           2,441,719
          Transfers between subaccounts
             (including fixed account), net               (2,945,497)          1,746,766          (1,208,908)            525,465
          Transfers for contract
             benefits and terminations                    (1,546,466)         (1,951,522)         (1,369,801)         (1,816,802)
          Contract maintenance charges                       (42,616)            (39,548)            (27,532)            (29,959)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (4,149,680)          1,276,314          (2,251,009)          1,120,423
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets      (4,278,934)          1,742,766          (2,356,621)          2,092,897

Net assets at beginning of period                         15,438,158          13,695,392          14,026,855          11,933,958
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    11,159,224     $    15,438,158     $    11,670,234     $    14,026,855
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                           PHOENIX-SANFORD BERNSTEIN              PHOENIX-SANFORD BERNSTEIN
                                                                  MID-CAP VALUE                        SMALL-CAP VALUE
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (752,272)    $      (614,198)    $      (501,908)    $      (431,784)
          Realized gains (losses)                          5,794,262           4,372,102           2,759,782           3,261,008
          Unrealized appreciation (depreciation)
             during the year                              (1,415,313)          5,435,435            (379,060)          3,389,666
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      3,626,677           9,193,339           1,878,814           6,218,890
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               6,063,899           3,849,768           4,139,097           2,686,419
          Transfers between subaccounts
             (including fixed account), net                2,200,199           9,933,256            (475,464)          5,233,798
          Transfers for contract
             benefits and terminations                    (7,495,462)         (4,574,953)         (4,390,562)         (2,766,349)
          Contract maintenance charges                      (148,432)           (122,189)            (96,275)            (68,360)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             620,204           9,085,882            (823,204)          5,085,508
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       4,246,881          18,279,221           1,055,610          11,304,398

Net assets at beginning of period                         61,041,670          42,762,449          37,411,216          26,106,818
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    65,288,551     $    61,041,670     $    38,466,826     $    37,411,216
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                            RYDEX VARIABLE TRUST JUNO              RYDEX VARIABLE TRUST NOVA
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (132,231)    $      (147,707)    $       (57,827)    $       (69,490)
          Realized gains (losses)                           (373,402)           (358,747)            147,754               2,036
          Unrealized appreciation (depreciation)
             during the year                                (219,893)         (1,012,393)             (5,544)            581,088
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                       (725,526)         (1,518,847)             84,383             513,634
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                                 351,606           2,013,256              70,448           1,036,269
          Transfers between subaccounts
             (including fixed account), net                 (697,142)          3,079,245             219,409             583,173
          Transfers for contract
             benefits and terminations                      (602,652)           (316,629)           (411,607)           (392,366)
          Contract maintenance charges                       (17,131)             (8,300)            (17,057)             (6,391)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (965,319)          4,767,572            (138,807)          1,220,685
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets      (1,690,845)          3,248,725             (54,424)          1,734,319

Net assets at beginning of period                          8,918,489           5,669,764           5,277,782           3,543,463
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     7,227,644     $     8,918,489     $     5,223,358     $     5,277,782
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     RYDEX VARIABLE TRUST SECTOR ROTATION    SCUDDER VIT EQUITY 500 INDEX - CLASS A
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (57,925)    $       (43,179)    $        (1,457)    $      (122,721)
          Realized gains (losses)                             73,711              (5,526)            425,234               6,530
          Unrealized appreciation (depreciation)
             during the year                                 521,392             208,789           1,241,198           3,371,340
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                        537,178             160,084           1,664,975           3,255,149
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                                  74,956             536,078          11,982,208           9,836,820
          Transfers between subaccounts
             (including fixed account), net                5,072,670            (272,388)          4,150,714           6,674,358
          Transfers for contract
             benefits and terminations                      (355,352)           (107,535)         (5,106,103)         (2,809,344)
          Contract maintenance charges                       (13,189)             (4,256)            (65,755)            (54,526)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           4,779,085             151,899          10,961,064          13,647,308
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       5,316,263             311,983          12,626,039          16,902,457

Net assets at beginning of period                          3,034,122           2,722,139          43,545,330          26,642,873
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     8,350,385     $     3,034,122     $    56,171,369     $    43,545,330
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                                 TEMPLETON DEVELOPING MARKETS
                                                             TECHNOLOGY - CLASS I                   SECURITIES  - CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (77,218)    $      (101,681)    $          (399)    $        15,496
          Realized gains (losses)                         (3,349,541)           (828,531)             76,253             108,273
          Unrealized appreciation (depreciation)
             during the year                               3,243,425             525,080             709,469             574,385
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                       (183,334)           (405,132)            785,323             698,154
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                                 270,546             602,236              21,013              28,540
          Transfers between subaccounts
             (including fixed account), net               (1,156,602)           (672,895)           (138,812)           (366,729)
          Transfers for contract
             benefits and terminations                      (588,926)           (692,989)           (583,769)           (387,139)
          Contract maintenance charges                       (17,343)            (23,253)             (5,839)             (7,295)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,492,325)           (786,901)           (707,407)           (732,623)
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets      (1,675,659)         (1,192,033)             77,916             (34,469)

Net assets at beginning of period                          7,004,445           8,196,478           3,556,554           3,591,023
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $     5,328,786     $     7,004,445     $     3,634,470     $     3,556,554
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        TEMPLETON FOREIGN SECURITIES -        TEMPLETON GLOBAL ASSET ALLOCATION -
                                                                    CLASS 2                                CLASS 2
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (50,255)    $       (80,455)    $       121,381     $        86,136
          Realized gains (losses)                           (475,665)           (251,991)            (78,564)           (244,450)
          Unrealized appreciation (depreciation)
             during the year                               3,442,410           5,144,347              42,362             943,980
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,916,490           4,811,901              85,179             785,666
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               3,280,489           5,033,098              30,568              46,596
          Transfers between subaccounts
             (including fixed account), net                1,955,902           2,226,501            (249,480)           (268,369)
          Transfers for contract
             benefits and terminations                    (4,329,070)         (3,443,566)           (908,432)         (1,029,780)
          Contract maintenance charges                       (70,053)            (58,494)             (6,286)             (7,582)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                             837,268           3,757,539          (1,133,630)         (1,259,135)
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       3,753,758           8,569,440          (1,048,451)           (473,469)

Net assets at beginning of period                         31,996,644          23,427,204           6,030,474           6,503,943
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    35,750,402     $    31,996,644     $     4,982,023     $     6,030,474
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    TEMPLETON GROWTH SECURITIES - CLASS 2         WANGER INTERNATIONAL SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $       (96,004)    $       (60,773)    $        86,706     $      (105,071)
          Realized gains (losses)                            389,579             110,369             262,426             274,804
          Unrealized appreciation (depreciation)
             during the year                               2,569,368           4,882,145           1,492,577           1,922,912
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                      2,862,943           4,931,741           1,841,709           2,092,645
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               1,170,199           2,781,744           1,004,694             969,805
          Transfers between subaccounts
             (including fixed account), net                1,916,343            (555,473)          1,133,138            (545,934)
          Transfers for contract
             benefits and terminations                    (4,973,636)         (3,090,478)         (1,391,528)           (683,421)
          Contract maintenance charges                       (70,098)            (51,207)            (28,264)            (18,023)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          (1,957,192)           (915,414)            718,040            (277,573)
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets         905,751           4,016,327           2,559,749           1,815,072

Net assets at beginning of period                         39,698,664          35,682,337          12,222,610          10,407,538
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $    40,604,415     $    39,698,664     $    14,782,359     $    12,222,610
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                        WANGER INTERNATIONAL SMALL CAP                  WANGER SELECT
                                                                   SUBACCOUNT                             SUBACCOUNT
                                                    --------------------------------------   --------------------------------------
                                                          2005                2004                2005               2004
                                                          ----                ----                ----               ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $      (300,973)    $      (638,311)    $      (256,613)    $      (221,561)
          Realized gains (losses)                          4,646,176           2,100,070           1,600,476             119,686
          Unrealized appreciation (depreciation)
             during the year                              14,880,785          22,029,261             329,816           2,699,319
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     19,225,988          23,491,020           1,673,679           2,597,444
                                                    -----------------   -----------------   -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               7,447,083           7,428,257           1,624,286           1,784,376
          Transfers between subaccounts
             (including fixed account), net               (3,398,266)         (1,375,209)            159,509           3,549,025
          Transfers for contract
             benefits and terminations                   (14,600,222)         (9,792,888)         (2,348,664)         (1,397,274)
          Contract maintenance charges                      (178,376)           (149,575)            (52,724)            (28,520)
                                                    -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (10,729,781)         (3,889,415)           (617,593)          3,907,607
                                                    -----------------   -----------------   -----------------   -----------------

             Total increase (decrease) in net assets       8,496,207          19,601,605           1,056,086           6,505,051

Net assets at beginning of period                        103,180,194          83,578,589          19,853,576          13,348,525
                                                    -----------------   -----------------   -----------------   -----------------
Net assets at end of period                          $   111,676,401     $   103,180,194     $    20,909,662     $    19,853,576
                                                    =================   =================   =================   =================


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                            WANGER U.S. SMALLER COMPANIES
                                                                   SUBACCOUNT
                                                    --------------------------------------
                                                          2005                2004
                                                          ----                ----
Increase (decrease) in net assets from operations:
          Net investment income (loss)               $    (1,789,745)    $    (1,825,325)
          Realized gains (losses)                         12,185,689           4,325,688
          Unrealized appreciation (depreciation)
             during the year                               1,755,127          18,509,270
                                                    -----------------   -----------------

Net increase (decrease) in net assets
      from operations                                     12,151,071          21,009,633
                                                    -----------------   -----------------

Contract transactions:
          Payments received from
             contract owners                               3,342,877           6,366,538
          Transfers between subaccounts
             (including fixed account), net               (5,498,508)         (1,756,768)
          Transfers for contract
             benefits and terminations                   (21,483,900)        (15,960,905)
          Contract maintenance charges                      (273,579)           (274,041)
                                                    -----------------   -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (23,913,110)        (11,625,176)
                                                    -----------------   -----------------

             Total increase (decrease) in net assets     (11,762,039)          9,384,457

Net assets at beginning of period                        143,129,890         133,745,433
                                                    -----------------   -----------------
Net assets at end of period                          $   131,367,851     $   143,129,890
                                                    =================   =================


                        See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION
PHL Variable Accumulation Account (the "Separate Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 49 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following subaccounts:

     --------------------------------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund - Class I
     --------------------------------------------------------------------------------------------
     AIM V.I. Mid Cap Core Equity Fund - Class I
     --------------------------------------------------------------------------------------------
     AIM V.I. Premier Equity Fund - Class I
     --------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio - Class O
     --------------------------------------------------------------------------------------------
     Federated Fund for U.S. Government Securities II
     --------------------------------------------------------------------------------------------
     Federated High Income Bond Fund II - Primary Shares
     --------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund(R) Portfolio - Service Class
     --------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio - Service Class
     --------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio - Service Class
     --------------------------------------------------------------------------------------------
     Lazard Retirement Small Cap Portfolio
     --------------------------------------------------------------------------------------------
     Lord Abbett Bond-Debenture Portfolio - Class VC
     --------------------------------------------------------------------------------------------
     Lord Abbett Growth and Income Portfolio - Class VC
     --------------------------------------------------------------------------------------------
     Lord Abbett Mid-Cap Value Portfolio - Class VC
     --------------------------------------------------------------------------------------------
     Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance
     Product Trust funds)
     --------------------------------------------------------------------------------------------
     Phoenix Mid-Cap Growth Series
     --------------------------------------------------------------------------------------------
     Phoenix Strategic Theme Series
     --------------------------------------------------------------------------------------------
     Phoenix-Aberdeen International Series
     --------------------------------------------------------------------------------------------
     Phoenix-AIM Growth Series
     --------------------------------------------------------------------------------------------
     Phoenix-Alger Small-Cap Growth Series
     --------------------------------------------------------------------------------------------
     Phoenix-Alliance/Bernstein Enhanced Index Series
     --------------------------------------------------------------------------------------------
     Phoenix-Duff & Phelps Real Estate Securities Series
     --------------------------------------------------------------------------------------------
     Phoenix-Engemann Capital Growth Series
     --------------------------------------------------------------------------------------------
     Phoenix-Engemann Growth and Income Series
     --------------------------------------------------------------------------------------------
     Phoenix-Engemann Small-Cap Growth Series
     --------------------------------------------------------------------------------------------
     Phoenix-Engemann Strategic Allocation Series
     --------------------------------------------------------------------------------------------
     Phoenix-Engemann Value Equity Series
     --------------------------------------------------------------------------------------------
     Phoenix-Goodwin Money Market Series
     --------------------------------------------------------------------------------------------
     Phoenix-Goodwin Multi-Sector Fixed Income Series
     --------------------------------------------------------------------------------------------
     Phoenix-Goodwin Multi-Sector Short Term Bond Series
     --------------------------------------------------------------------------------------------
     Phoenix-Kayne Rising Dividends Series
     --------------------------------------------------------------------------------------------
     Phoenix-Kayne Small-Cap Quality Value Series
     --------------------------------------------------------------------------------------------
     Phoenix-Lazard International Equity Select Series
     --------------------------------------------------------------------------------------------
     Phoenix-Northern Dow 30 Series
     --------------------------------------------------------------------------------------------
     Phoenix-Northern Nasdaq-100 Index(R) Series
     --------------------------------------------------------------------------------------------
     Phoenix-Sanford Bernstein Mid-Cap Value Series
     --------------------------------------------------------------------------------------------
     Phoenix-Sanford Bernstein Small-Cap Value Series
     --------------------------------------------------------------------------------------------
     Rydex Variable Trust Juno Fund
     --------------------------------------------------------------------------------------------
     Rydex Variable Trust Nova Fund
     --------------------------------------------------------------------------------------------
     Rydex Variable Trust Sector Rotation Fund
     --------------------------------------------------------------------------------------------
     Scudder VIT Equity 500 Index Fund- Class A
     --------------------------------------------------------------------------------------------
     Technology Portfolio - Class I  (included in Universal Institutional Funds, Inc. funds)
     --------------------------------------------------------------------------------------------
     Templeton Developing Markets Securities Fund - Class 2
     --------------------------------------------------------------------------------------------
     Templeton Foreign Securities Fund - Class 2
     --------------------------------------------------------------------------------------------
     Templeton Global Asset Allocation Fund - Class 2
     --------------------------------------------------------------------------------------------
     Templeton Growth Securities Fund - Class 2
     --------------------------------------------------------------------------------------------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

     --------------------------------------------------------------------------------------------
     Wanger International Select
     --------------------------------------------------------------------------------------------
     Wanger International Small Cap
     --------------------------------------------------------------------------------------------
     Wanger Select
     --------------------------------------------------------------------------------------------
     Wanger U.S. Smaller Companies
     --------------------------------------------------------------------------------------------

Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

SUBACCOUNT                                                                     PURCHASES                       SALES
----------                                                                    ------------                     -----
      AIM V.I. Capital Appreciation Fund - Class I                            $ 16,695,159                   $ 4,370,528
      AIM V.I. Mid Cap Core Equity Fund - Class I                                3,371,835                     2,492,799
      AIM V.I. Premier Equity Fund - Class I                                     7,386,881                     2,559,484
      Alger American Leveraged AllCap Portfolio - Class O                        4,943,977                     9,029,081
      Federated Fund for U.S. Government Securities II                          65,790,056                    27,571,684
      Federated High Income Bond Fund II - Primary Shares                       16,321,575                    22,783,470
      Fidelity VIP Contrafund(R) Portfolio - Service Class                      33,862,689                    11,435,131
      Fidelity VIP Growth Opportunities Portfolio - Service Class               11,705,859                     1,848,550
      Fidelity VIP Growth Portfolio - Service Class                              7,897,097                     9,048,060
      Lazard Retirement Small Cap Portfolio                                      6,898,794                     1,632,453
      Lord Abbett Bond-Debenture Portfolio - Class VC                           18,196,772                     2,676,088
      Lord Abbett Growth and Income Portfolio - Class VC                       104,105,603                     7,810,944
      Lord Abbett Mid-Cap Value Portfolio - Class VC                            24,045,882                     3,674,964
      Mutual Shares Securities Fund - Class 2                                   13,082,255                     6,811,519
      Phoenix Mid-Cap Growth Series                                              5,949,073                    15,589,755
      Phoenix Strategic Theme Series                                               690,912                     9,271,669
      Phoenix-Aberdeen International Series                                     24,713,846                    21,844,768
      Phoenix-AIM Growth Series                                                  2,042,117                    10,069,367
      Phoenix-Alger Small-Cap Growth Series                                      5,244,001                     3,822,831
      Phoenix-Alliance/Bernstein Enhanced Index Series                           3,101,573                    13,385,369
      Phoenix-Duff & Phelps Real Estate Securities Series                       24,466,576                    20,268,863
      Phoenix-Engemann Capital Growth Series                                     4,588,918                    32,725,117
      Phoenix-Engemann Growth and Income Series                                 25,158,242                    26,091,591
      Phoenix-Engemann Small-Cap Growth Series                                   8,424,009                    10,611,420
      Phoenix-Engemann Strategic Allocation Series                               9,836,618                    31,607,792
      Phoenix-Engemann Value Equity Series                                       3,454,238                    22,513,801
      Phoenix-Goodwin Money Market Series                                      101,059,139                   106,884,686
      Phoenix-Goodwin Multi-Sector Fixed Income Series                          27,198,345                    26,981,124
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                       15,708,984                    10,874,024
      Phoenix-Kayne Rising Dividends Series                                      2,415,510                     6,779,808
      Phoenix-Kayne Small-Cap Quality Value Series                               4,133,173                     2,492,392
      Phoenix-Lazard International Equity Select Series                         47,052,268                    10,758,316
      Phoenix-Northern Dow 30 Series                                             1,261,892                     5,392,963
      Phoenix-Northern Nasdaq-100 Index(R) Series                                2,263,795                     4,700,062
      Phoenix-Sanford Bernstein Mid-Cap Value Series                            20,330,655                    15,849,365
      Phoenix-Sanford Bernstein Small-Cap Value Series                          14,401,078                    13,693,493
      Rydex Variable Trust Juno Fund                                             3,433,699                     4,542,325
      Rydex Variable Trust Nova Fund                                             2,177,140                     2,380,122
      Rydex Variable Trust Sector Rotation Fund                                  6,311,117                     1,593,136
      Scudder VIT Equity 500 Index Fund - Class A                               23,989,104                    13,078,816
      Technology Portfolio - Class I                                               527,996                     2,105,347
      Templeton Developing Markets Securities Fund - Class 2                        71,186                       782,722
      Templeton Foreign Securities Fund - Class 2                               14,981,572                    14,229,358
      Templeton Global Asset Allocation Fund - Class 2                             228,758                     1,247,690
      Templeton Growth Securities Fund - Class 2                                 8,753,870                    10,850,598
      Wanger International Select                                                7,326,077                     6,534,798
      Wanger International Small Cap                                            23,851,060                    34,990,715
      Wanger Select                                                              6,975,681                     6,554,646
      Wanger U.S. Smaller Companies                                              9,796,187                    35,652,779
                                                                            ---------------               ---------------
                                                                             $ 796,222,843                 $ 670,496,383
                                                                            ===============               ===============

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--CHANGES IN UNITS OUTSTANDING

                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:  For period ended December 31, 2005       For period ended December 31, 2004

                                                       UNITS        UNITS     NET INCREASE     UNITS        UNITS      NET INCREASE
                                                       -----        -----     ------------     -----        -----      ------------
SUBACCOUNT                                            ISSUED       REDEEMED    (DECREASE)     ISSUED       REDEEMED     (DECREASE)
----------                                            ------       --------    ----------     ------       --------     ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I           8,557,478  (2,159,678)   6,397,800    9,194,995    (3,042,099)    6,152,896
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I            2,998,879  (2,314,518)     684,361    8,035,462      (171,958)    7,863,504
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I                 4,163,549  (1,402,429)   2,761,120    3,389,650      (785,654)    2,603,996
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O    3,901,882  (6,467,908)  (2,566,026)   5,396,045    (4,128,290)    1,267,755
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II      28,065,184 (11,701,108)  16,364,076   27,057,564   (14,810,515)   12,247,049
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares    6,056,444  (9,464,959)  (3,408,515)   6,834,465    (8,539,312)   (1,704,847)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class  14,907,112  (4,716,334)  10,190,778   10,780,022    (3,425,249)    7,354,773
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
Service  Class                                         5,844,162  (1,042,322)   4,801,840      876,863      (606,484)      270,379
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class          4,955,395  (6,406,763)  (1,451,368)  11,135,406    (6,584,309)    4,551,097
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                  6,567,186  (1,463,862)   5,103,324            -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC       17,581,659  (2,502,976)  15,078,683            -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC    98,809,794  (6,936,055)  91,873,739            -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC        23,331,509  (3,334,294)  19,997,215            -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                5,388,224  (2,864,532)   2,523,692    3,596,274    (1,880,712)    1,715,562
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          4,120,461  (9,993,719)  (5,873,258)   4,350,946    (5,621,612)   (1,270,666)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                           588,546  (6,471,895)  (5,883,349)   1,740,595    (7,144,742)   (5,404,147)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 10,907,358 (11,600,691)    (693,333)  17,055,211   (13,221,865)    3,833,346
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                              1,627,740  (7,884,948)  (6,257,208)   6,828,423    (7,189,857)     (361,434)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  1,387,935  (1,253,491)     134,444    3,602,666    (1,802,904)    1,799,762
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       1,436,392  (7,942,014)  (6,505,622)   7,784,744    (7,067,281)      717,463
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    4,919,228  (4,615,947)     303,281    7,531,914    (6,535,201)      996,713
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 4,131,727 (27,083,027) (22,951,300)   9,591,823   (28,451,604)  (18,859,781)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series             13,834,717 (17,157,327)  (3,322,610)  18,932,443    (9,257,932)    9,674,511
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               5,365,864  (7,037,080)  (1,671,216)   4,668,873    (5,414,685)     (745,812)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           2,473,310 (15,042,138) (12,568,828)   6,359,434   (13,971,828)   (7,612,394)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                   1,470,387 (11,254,121)  (9,783,734)  15,096,527    (7,341,904)    7,754,623
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   63,943,124 (69,380,927)  (5,437,803)  95,534,105  (100,951,708)   (5,417,603)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       9,502,781 (12,224,320)  (2,721,539)  23,570,240   (14,528,390)    9,041,850
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series   13,967,499 (10,074,021)   3,893,478   32,272,278   (21,055,674)   11,216,604
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  1,014,821  (2,922,897)  (1,908,076)   2,549,368    (1,178,390)    1,370,978
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           1,380,382    (973,028)     407,354    1,418,125      (522,716)      895,409
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     17,217,909  (4,210,520)  13,007,389   14,453,809    (3,627,372)   10,826,437
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           516,032  (2,641,573)  (2,125,541)   4,283,697    (3,748,073)      535,624
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            2,320,491  (4,405,211)  (2,084,720)   7,083,070    (7,206,325)     (123,255)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         5,333,498  (5,469,631)    (136,133)   7,922,339    (5,382,381)    2,539,958
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       3,662,670  (3,886,962)    (224,292)   5,551,771    (3,787,081)    1,764,690
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                         3,813,353  (5,082,368)  (1,269,015)  13,093,640    (8,817,450)    4,276,190
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         1,584,304  (1,717,481)    (133,177)   2,482,929    (1,544,452)      938,477-
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund              4,712,351  (1,194,836)   3,517,515    1,939,091    (1,888,132)       50,959
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A           11,436,962  (6,076,135)   5,360,827   16,465,646    (9,092,535)    7,373,111
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                           860,886  (3,699,208)  (2,838,322)   2,666,471    (4,537,914)   (1,871,443)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -
Class 2                                                   19,892    (645,840)    (625,948)      46,570      (896,625)     (850,055)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2            7,870,399  (8,068,585)    (198,186)  21,961,342   (20,448,066)    1,513,276
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2          20,829    (685,096)    (664,267)      37,170      (873,015)     (835,845)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2             3,668,440  (4,908,291)  (1,239,851)   6,131,794    (6,688,372)     (556,578)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            3,134,108  (3,087,722)      46,386    5,370,023    (5,550,297)     (180,274)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         9,540,447 (12,719,953)  (3,179,506)  23,308,823   (24,416,612)   (1,107,789)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          2,057,261  (2,290,185)    (232,924)   3,184,526    (1,839,014)    1,345,512
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          3,336,175 (10,817,836)  (7,481,661)   6,574,390   (10,619,590)   (4,045,200)
-----------------------------------------------------------------------------------------------------------------------------------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                        Unit                 Net       Investment           Expense                    Total
                Units                Fair Value            Assets        Income            Ratio (2)                 Return (3)
               (000's)           (Lowest to Highest)       (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

AIM V.I. Capital Appreciation Fund - Class I
    2005           20,907        1.10 to        2.24       44,483           0.08%       0.90% to     1.95%        4.23% to    7.86%
    2004           14,510        1.17 to        2.08       28,566               -       0.75% to     1.95%        2.28% to    5.67%
    2003            8,357        1.11 to        2.54       15,472               -       0.75% to     1.95%        1.32% to   32.69%
    2002            2,219        1.30 to        1.54        3,066               -       0.90% to     1.95%      (25.57%)to   (5.25%)
    2001(6)           514        1.75 to        1.86          924               -       0.90% to     1.60%      (12.38%)to    0.75%

AIM V.I. Mid Cap Core Equity Fund - Class I

    2005            8,548        1.07 to        1.09        9,222           0.52%       0.50% to     1.95%        5.53% to    7.08%
    2004            7,864        1.02 to        1.02        7,992           2.09%       0.50% to     1.95%        1.83% to    1.94%
    2003                -           - to           -            -               -           - to         -            - to        -
    2002(25)            -           - to           -            -               -           - to         -            - to        -
    2001                -           - to           -            -               -           - to         -            - to        -

AIM V.I. Premier Equity Fund - Class I

    2005            8,783        1.05 to        1.90       16,105           0.93%       0.90% to     1.95%        2.99% to    4.72%
    2004            6,021        1.14 to        1.82       10,450           0.68%       0.90% to     1.95%        3.71% to   13.29%
    2003            3,417        1.09 to        1.74        5,566           0.34%       0.90% to     1.95%       10.36% to   27.88%
    2002            2,755        1.23 to        1.40        3,613           0.44%       0.90% to     1.95%      (31.38%)to    1.80%
    2001(5)         1,156        1.78 to        1.95        2,198           0.46%       0.90% to     1.60%      (11.20%)to    1.73%

Alger American Leveraged AllCap Portfolio - Class O

    2005           12,124        1.29 to        2.16       17,219               -       0.90% to     1.95%        0.18% to   13.42%
    2004           14,690        1.14 to        1.91       19,272               -       0.90% to     1.95%        6.08% to    7.21%
    2003           13,422        1.07 to        1.79       15,813               -       0.90% to     1.95%        1.18% to   33.51%
    2002            8,967        0.80 to        1.34        7,664           0.01%       0.90% to     1.95%      (34.97%)to   13.66%)
    2001(10)        6,326        1.23 to        1.87        8,068               -       0.90% to     1.60%      (17.29%)to   (7.82%)

Federated Fund for U.S. Government Securities II

    2005           72,223        0.99 to        2.69      165,069           3.68%       0.50% to     1.95%       (0.93%)to    1.52%
    2004           55,859        1.03 to        2.66      129,138           4.18%       0.50% to     1.95%        1.59% to    3.09%
    2003           43,612        1.01 to        2.59      100,951           3.71%       0.50% to     1.95%        0.37% to    2.13%
    2002           40,786        2.05 to        2.55       99,229           3.15%       0.50% to     1.95%        0.78% to    8.07%
    2001(9)        18,503        2.06 to        2.36       42,397           3.41%       0.90% to     1.60%        2.66% to    6.06%

Federated High Income Bond Fund II - Primary Shares

    2005            9,388        1.03 to        2.86       23,182           8.58%       0.75% to     1.95%        0.66% to    1.89%
    2004           12,797        1.16 to        2.81       31,179           7.96%       0.50% to     1.95%        8.31% to    9.63%
    2003           14,502        1.07 to        2.57       32,086           7.52%       0.50% to     1.95%        7.95% to   21.12%
    2002            7,335        1.77 to        2.00       13,375           7.28%       0.90% to     1.95%       (2.36%)to    4.09%
    2001(11)        4,270        1.77 to        1.98        7,714           9.79%       0.90% to     1.60%       (0.24%)to    1.00%

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2005           33,122        1.13 to        3.08       84,975           0.17%       0.90% to     1.95%        8.64% to   15.80%
    2004           22,931        1.28 to        2.66       51,567           0.21%       0.75% to     1.95%       10.09% to   14.30%
    2003           15,576        1.13 to        2.50       30,712           0.28%       0.75% to     1.95%        6.71% to   33.09%
    2002            9,291        1.43 to        1.96       13,736           0.56%       0.75% to     1.95%      (13.79%)to   (0.45%)
    2001(17)        4,726        1.61 to        1.93        7,641           0.43%       0.90% to     1.60%      (13.78%)to    3.43%

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                        Unit                 Net       Investment           Expense                    Total
                Units                Fair Value            Assets        Income            Ratio (2)                 Return (3)
               (000's)           (Lowest to Highest)       (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio - Service Class

    2005            8,065        1.08 to        2.30       16,245           0.52%       0.90% to     1.95%        4.93% to    8.77%
    2004            3,263        1.17 to        2.13        5,432           0.44%       0.90% to     1.95%        4.97% to    6.10%
    2003            2,993        1.11 to        2.01        4,538           0.59%       0.90% to     1.95%        9.01% to   28.49%
    2002            2,411        1.09 to        1.57        2,737           0.75%       0.90% to     1.95%      (23.17%)to   (2.92%)
    2001(12)        1,552        1.42 to        1.89        2,228           0.16%       0.90% to     1.60%      (15.82%)to   (4.36%)

Fidelity VIP Growth Portfolio - Service Class

    2005           24,590        1.07 to        2.76       40,518           0.38%       0.50% to     1.95%        2.56% to    5.34%
    2004           26,041        1.14 to        2.62       39,498           0.15%       0.50% to     1.95%       (2.21%)to    2.75%
    2003           21,490        1.12 to        2.55       29,795           0.15%       0.50% to     1.95%       10.55% to   32.12%
    2002           13,580        0.93 to        1.93       13,197           0.11%       0.50% to     1.95%      (31.94%)to    8.69%
    2001(18)        6,636        1.35 to        1.84        9,139               -       0.90% to     1.60%      (19.05%)to   24.40%

Lazard Retirement Small Cap Portfolio

    2005(31)        5,103        1.09 to        1.10        5,571               -       0.90% to     1.95%        1.74% to   12.13%
    2004                -           - to           -            -               -           - to         -            - to        -
    2003                -           - to           -            -               -           - to         -            - to        -
    2002                -           - to           -            -               -           - to         -            - to        -
    2001                -           - to           -            -               -           - to         -            - to        -

Lord Abbett Bond-Debenture Portfolio - Class VC

   2005(32)        15,079        1.02 to        1.02       15,385           7.32%       0.90% to     1.95%       (0.01%)to    4.69%
    2004                -           - to           -            -               -           - to         -            - to        -
    2003                -           - to           -            -               -           - to         -            - to        -
    2002                -           - to           -            -               -           - to         -            - to        -
    2001                -           - to           -            -               -           - to         -            - to        -

Lord Abbett Growth and Income Portfolio - Class VC

    2005(30)       91,874        1.04 to        1.05       96,321           1.57%       0.90% to     1.95%        2.04% to    8.58%
    2004                -           - to           -            -               -           - to         -            - to        -
    2003                -           - to           -            -               -           - to         -            - to        -
    2002                -           - to           -            -               -           - to         -            - to        -
    2001                -           - to           -            -               -           - to         -            - to        -

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2005(30)       19,997        1.07 to        1.09       21,620           0.67%       0.90% to     1.95%       (0.79%)to   13.48%
    2004                -           - to           -            -               -           - to         -            - to        -
    2003                -           - to           -            -               -           - to         -            - to        -
    2002                -           - to           -            -               -           - to         -            - to        -
    2001                -           - to           -            -               -           - to         -            - to        -

Mutual Shares Securities Fund - Class 2

    2005           13,894        1.08 to        3.16       35,252           0.84%       0.90% to     1.95%        5.11% to    9.56%
    2004           11,370        1.24 to        2.89       26,137           0.80%       0.75% to     1.95%        2.50% to   11.62%
    2003            9,655        1.12 to        2.59       19,488           1.03%       0.75% to     1.95%        8.60% to   25.57%
    2002            7,046        1.11 to        2.09       10,992           0.94%       0.90% to     1.95%      (15.15%)to   (8.05%)
    2001(11)        5,691        1.28 to        2.40        9,038           1.52%       0.90% to     1.60%       (4.52%)to    6.08%

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                        Unit                 Net       Investment           Expense                    Total
                Units                Fair Value            Assets        Income            Ratio (2)                 Return (3)
               (000's)           (Lowest to Highest)       (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix Mid-Cap Growth Series

    2005           12,410        1.05 to        2.16       20,151               -       0.90% to     1.95%       (0.87%)to     3.24%
    2004           18,284        1.12 to        2.10       29,040               -       0.90% to     1.95%        4.64% to    5.76%
    2003           19,554        1.07 to        1.99       28,900               -       0.90% to     1.95%        2.47% to   27.67%
    2002(20)       19,237        0.87 to        1.57       22,341               -       0.90% to     1.95%      (33.58%)to   (2.98%)
    2001           18,717        1.31 to        2.36       32,556               -       0.90% to     1.60%      (26.49%)to  (13.48%)

Phoenix Strategic Theme Series

    2005           15,442        0.96 to        1.87       22,266               -       0.90% to     1.95%       (0.79%)to    0.27%
    2004           21,326        0.97 to        1.87       30,869               -       0.90% to     1.95%        3.38% to    4.49%
    2003           26,730        0.93 to        1.80       37,149               -       0.90% to     1.95%        3.77% to   37.82%
    2002(21)       28,993        0.69 to        1.32       30,201               -       0.90% to     1.95%      (36.02%)to  (12.17%)
    2001           37,323        1.08 to        1.70       61,179               -       0.90% to     1.60%      (28.53%)to  (17.70%)

Phoenix-Aberdeen International Series

    2005           28,619        1.19 to        3.59       63,545           4.47%       0.50% to     1.95%        6.72% to   17.98%
    2004           29,312        1.40 to        3.05       53,620           2.92%       0.50% to     1.95%       15.17% to   20.18%
    2003           25,479        1.18 to        2.53       38,468           1.92%       0.50% to     1.95%       10.60% to   41.66%
    2002           23,100        1.06 to        1.73       26,490           1.04%       0.90% to     1.95%      (19.73%)to   12.13%
    2001(12)       33,763        1.27 to        1.83       36,886               -       0.90% to     1.60%      (25.27%)to   (3.97%)

Phoenix-AIM Growth Series

    2005           27,857        1.14 to        1.91       38,664               -       0.90% to     1.95%        6.74% to    7.87%
    2004           34,114        1.07 to        1.77       43,484           0.10%       0.75% to     1.95%       (0.55%)to    3.27%
    2003           34,476        1.04 to        2.35       40,890               -       0.75% to     1.95%        4.11% to   19.74%
    2002           30,570        0.88 to        1.44       29,050               -       0.90% to     1.95%      (29.98%)to    8.68%
    2001(13)       26,738        1.25 to        1.75       35,883               -       0.90% to     1.60%      (25.07%)to  (10.52%)

Phoenix-Alger Small-Cap Growth Series

    2005            4,478        1.16 to        3.56       15,539               -       0.75% to     1.95%       (2.25%)to   16.43%
    2004            4,344        1.15 to        3.10       13,185               -       0.75% to     1.95%       (9.64%)to    1.36%
    2003            2,544        1.15 to        3.06        7,643               -       0.75% to     1.95%       (3.45%)to   53.14%
    2002(23)          151        2.00 to        2.01          304               -       0.90% to     1.80%       (9.32%)to   (0.36%)
    2001                -           - to           -            -               -           - to         -            - to        -

Phoenix-Alliance/Bernstein Enhanced Index Series

    2005           28,548        1.22 to        2.13       49,041           1.22%       0.90% to     2.25%       (4.47%)to    2.76%
    2004           35,053        1.20 to        2.08       58,129           1.47%       0.90% to     2.25%        3.40% to    8.85%
    2003           34,336        1.11 to        1.91       51,046           1.17%       0.90% to     2.25%       10.77% to   25.09%
    2002           28,730        0.91 to        1.53       31,487           0.94%       0.90% to     2.25%      (25.40%)to   (0.72%)
    2001(10)       28,053        1.20 to        1.89       37,678           0.74%       0.90% to     2.25%      (13.32%)to   (5.11%)

Phoenix-Duff & Phelps Real Estate Securities Series

    2005           15,797        1.10 to        6.81       76,155           1.74%       0.50% to     1.95%        0.03% to   14.52%
    2004           15,493        1.55 to        5.97       66,800           2.50%       0.50% to     1.95%       27.28% to   34.02%
    2003           14,497        1.17 to        4.47       47,159           3.40%       0.50% to     1.95%       14.00% to   39.52%
    2002           14,061        2.00 to        3.26       33,487           3.99%       0.50% to     1.95%       (3.09%)to   11.07%
    2001(16)        9,094        1.81 to        2.94       18,646           4.16%       0.90% to     1.60%       (3.42%)to    5.66%

                                     SA-52

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                        Unit                 Net       Investment           Expense                    Total
                Units                Fair Value            Assets        Income            Ratio (2)                 Return (3)
               (000's)           (Lowest to Highest)       (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Engemann Capital Growth Series

    2005           70,294        1.01 to        2.00       86,963           0.06%       0.90% to     1.95%        1.70% to    2.78%
    2004           93,245        0.99 to        1.95      112,519           0.81%       0.90% to     1.95%        2.92% to    4.03%
    2003          112,105        0.95 to        1.88      129,578           0.10%       0.90% to     1.95%        3.31% to   25.35%
    2002          127,831        0.77 to        1.50      117,024               -       0.90% to     1.95%      (26.02%)to    6.51%
    2001(12)      152,112        1.04 to        1.74      187,430           0.06%       0.90% to     1.60%      (35.64%)to  (14.56%)

Phoenix-Engemann Growth and Income Series

    2005           48,900        1.03 to        2.80       90,058           1.08%       0.75% to     1.95%       (0.36%)to    4.55%
    2004           52,223        1.20 to        2.69       87,702           1.31%       0.75% to     1.95%        8.32% to    9.65%
    2003           42,548        1.10 to        2.45       61,415           1.17%       0.75% to     1.95%        2.21% to   26.32%
    2002           40,508        0.88 to        1.56       43,496           0.76%       0.90% to     1.95%      (23.75%)to   10.65%
    2001(12)       47,574        1.15 to        1.90      103,197           0.58%       0.90% to     1.60%       (9.64%)to   (4.85%)

Phoenix-Engemann Small-Cap Growth Series

    2005            6,332        1.10 to        2.52        9,439               -       0.90% to     1.95%       (8.02%)to    8.36%
    2004            8,003        1.16 to        2.33       10,927               -       0.90% to     1.95%        7.56% to    8.71%
    2003            8,749        1.07 to        2.15       10,811               -       0.90% to     1.95%        0.93% to   45.10%
    2002            6,715        0.74 to        1.48        5,407               -       0.90% to     1.95%      (29.95%)to   24.41%
    2001(15)        6,124        1.06 to        1.77        6,851           0.05%       0.90% to     1.60%      (27.91%)to   (0.28%)

Phoenix-Engemann Strategic Allocation Series

    2005           44,235        1.14 to        2.58       91,736           2.28%       0.75% to     1.95%       (1.80%)to    1.03%
    2004           56,804        1.14 to        2.55      116,772           2.58%       0.75% to     1.95%        5.36% to    6.65%
    2003           64,416        1.08 to        2.39      123,911           2.66%       0.75% to     1.95%        4.65% to   18.79%
    2002           68,375        1.52 to        1.93      110,311           2.78%       0.90% to     1.95%      (12.99%)to    3.07%
    2001(10)       41,448        1.74 to        2.20       74,551           2.53%       0.90% to     1.60%       (0.72%)to    0.95%

Phoenix-Engemann Value Equity Series

    2005           24,577        1.24 to        2.91       53,686           1.10%       0.50% to     1.95%       (1.86%)to    4.90%
    2004           34,361        1.20 to        2.79       70,474           0.97%       0.50% to     1.95%       10.71% to   11.90%
    2003           26,606        1.08 to        2.49       48,713           0.94%       0.90% to     1.95%        4.39% to   22.76%
    2002           22,753        1.09 to        2.03       34,335           0.93%       0.90% to     1.95%      (23.18%)to    8.62%
    2001(10)       20,486        1.42 to        2.62       39,476           0.93%       0.90% to     1.60%      (19.28%)to   (9.02%)

Phoenix-Goodwin Money Market Series

    2005           31,115        1.00 to        2.24       56,230           2.53%       0.75% to     1.95%        0.00% to    1.81%
    2004           36,553        0.99 to        2.20       61,979           0.77%       0.75% to     2.25%       (1.47%)to    0.04%
    2003           41,970        1.00 to        2.20       77,573           0.68%       0.75% to     2.25%       (1.58%)to   (0.07%)
    2002           48,747        1.25 to        2.21       85,897           1.41%       0.75% to     2.25%       (0.86%)to    0.51%
    2001(7)        55,676        1.25 to        2.20       95,939           3.58%       0.90% to     2.25%       (0.36%)to    2.88%

Phoenix-Goodwin Multi-Sector Fixed Income Series

    2005           46,104        1.01 to        3.02      109,741           4.82%       0.50% to     1.95%       (0.40%)to    1.28%
    2004(29)       48,826        1.11 to        2.99      112,833           6.18%       0.50% to     1.95%        3.49% to    6.17%
    2003           39,784        1.06 to        2.83       82,061           6.72%       0.75% to     1.95%        0.25% to   13.72%
    2002           39,381        1.50 to        2.49       68,574           7.14%       0.75% to     1.95%        2.05% to    9.01%
    2001           41,376        1.38 to        2.28       63,376           8.09%       0.90% to     1.60%        2.60% to    5.13%

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                        Unit                 Net       Investment           Expense                    Total
                Units                Fair Value            Assets        Income            Ratio (2)                 Return (3)
               (000's)           (Lowest to Highest)       (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Series

    2005           32,571        1.01 to        1.07       34,440           3.73%       0.90% to     1.95%       (0.87%)to    0.45%
    2004           28,678        1.04 to        1.07       30,379           4.41%       0.75% to     1.95%        2.04% to    4.39%
    2003(27)       17,461        1.02 to        1.03       17,859           5.05%       0.75% to     1.95%        0.12% to    5.00%
    2002                -           - to           -            -               -           - to         -            - to        -
    2001                -           - to           -            -               -           - to         -            - to        -

Phoenix-Kayne Rising Dividends Series

    2005            4,149        1.00 to        2.33        9,411           1.18%       0.90% to     1.95%       (2.84%)to    1.34%
    2004            6,057        1.11 to        2.37       14,134           1.48%       0.90% to     1.95%        1.19% to    4.31%
    2003            4,686        1.08 to        2.27       10,544           1.01%       0.90% to     1.95%        4.94% to   18.02%
    2002(22)          474        1.92 to        1.92          909           1.00%       0.90% to     1.95%       (8.15%)to    6.16%
    2001                -           - to           -            -               -           - to         -            - to        -

Phoenix-Kayne Small-Cap Quality Value Series

    2005            2,475        1.09 to        3.23        7,795           1.59%       0.90% to     1.95%       (1.17%)to    9.31%
    2004            2,068        1.37 to        2.99        5,922           1.23%       0.90% to     1.95%       23.24% to   24.55%
    2003            1,172        2.36 to        2.40        2,796           1.70%       0.90% to     1.95%        7.87% to   24.92%
    2002(22)          127        2.01 to        2.01          254           3.73%       0.90% to     1.85%       (2.43%)to    8.26%
    2001                -           - to           -            -               -           - to         -            - to        -
Phoenix-Lazard International Equity Select Series

    2005           33,680        1.09 to        3.04       99,743           1.37%       0.90% to     1.95%        3.83% to    7.68%
    2004           20,672        1.34 to        2.82       57,496           2.13%       0.50% to     1.95%        8.25% to   14.81%
    2003            9,846        1.18 to        2.47       24,034           1.29%       0.50% to     1.95%        4.87% to   35.50%
    2002(24)          774        1.90 to        1.91        1,475               -       0.90% to     1.80%       (5.44%)to    9.17%
    2001                -           - to           -            -               -           - to         -            - to        -


Phoenix-Northern Dow 30 Series

    2005            5,463        1.16 to        2.24       11,159           1.62%       0.90% to     1.95%       (0.92%)to    0.14%
    2004            7,589        1.16 to        2.24       15,438           1.68%       0.90% to     1.95%        2.45% to    3.73%
    2003            7,053        1.13 to        2.16       13,695           1.70%       0.90% to     1.95%        6.67% to   26.26%
    2002            5,850        1.45 to        1.71        8,783           1.35%       0.90% to     1.95%      (19.52%)to   (2.61%)
    2001(8)         4,713        1.74 to        1.88        8,366           1.36%       0.90% to     1.60%       (7.49%)to   (0.73%)

Phoenix-Northern Nasdaq-100 Index(R) Series

    2005           10,684        0.74 to        1.99       11,670               -       0.90% to     1.95%       (0.72%)to    0.34%
    2004           12,769        0.74 to        1.99       14,027           0.59%       0.75% to     1.95%       (6.97%)to    9.05%
    2003           12,892        0.69 to        3.09       11,934               -       0.75% to     1.95%        8.77% to   48.81%
    2002            5,540        0.47 to        1.24        3,276               -       0.90% to     1.95%      (38.58%)to    7.13%
    2001(11)        3,050        0.76 to        1.87        2,649               -       0.90% to     1.60%      (34.14%)to   (6.34%)

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2005           20,477        1.06 to        4.87       65,289           0.11%       0.50% to     1.95%       (1.55%)to    7.19%
    2004           20,613        1.42 to        4.58       61,042           0.18%       0.50% to     1.95%       18.06% to   19.80%
    2003           18,073        1.20 to        3.85       42,763           0.21%       0.50% to     1.95%       16.68% to   40.27%
    2002           17,309        0.98 to        2.77       28,275           0.97%       0.50% to     1.95%      (19.45%)to    6.91%
    2001(11)       11,623        1.08 to        3.06       19,805           1.70%       0.90% to     1.60%        6.86% to   21.88%

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                        Unit                 Net       Investment           Expense                    Total
                Units                Fair Value            Assets        Income            Ratio (2)                 Return (3)
               (000's)           (Lowest to Highest)       (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Sanford Bernstein Small-Cap Value Series

    2005           10,407        1.07 to        4.15       38,467               -       0.90% to     1.95%        0.56% to    6.50%
    2004           10,631        1.48 to        3.90       37,411               -       0.75% to     1.95%       10.85% to   21.57%
    2003            8,866        1.23 to        3.21       26,107               -       0.90% to     1.95%       20.19% to   42.57%
    2002            8,376        1.91 to        2.25       17,766           0.60%       0.90% to     1.95%      (20.21%)to    4.51%
   2001(4)          3,196        2.12 to        2.48        7,583           1.36%       0.90% to     1.60%        1.04% to   14.71%

Rydex Variable Trust Juno Fund

    2005            8,410        0.77 to        0.88        7,228               -       0.90% to     1.95%       (7.08%)to   (6.09%)
    2004            9,679        0.83 to        0.93        8,918               -       0.90% to     1.95%      (12.41%)to   (7.00%)
    2003(28)        5,403        0.94 to        1.05        5,669               -       0.90% to     1.95%       (5.81%)to    9.53%
    2002                -           - to           -            -               -           - to         -            - to        -
    2001                -           - to           -            -               -           - to         -            - to        -

Rydex Variable Trust Nova Fund

    2005            3,727        1.35 to        1.43        5,223           0.37%       0.90% to     1.95%        1.95% to    6.03%
    2004            3,860        1.32 to        1.38        5,278           0.05%       0.90% to     1.95%       10.83% to   13.59%
    2003(26)        2,921        1.17 to        1.22        3,545               -       0.90% to     1.85%        2.37% to   20.71%
    2002                -           - to           -            -               -           - to         -            - to        -
    2001                -           - to           -            -               -           - to         -            - to        -

Rydex Variable Trust Sector Rotation Fund

    2005            5,931        1.35 to        1.43        8,350               -       0.90% to     1.95%       11.50% to   12.69%
    2004            2,414        1.20 to        1.27        3,034               -       0.90% to     1.95%        5.09% to   12.91%
    2003(26)        2,363        1.10 to        1.16        2,724               -       0.90% to     1.80%        0.46% to   16.17%
    2002                -           - to           -            -               -           - to         -            - to        -
    2001                -           - to           -            -               -           - to         -            - to        -

Scudder VIT Equity 500 Index Fund - Class A

    2005           25,950        1.04 to        2.37       56,171           1.42%       0.90% to     2.25%        0.27% to    5.20%
    2004           20,589        1.08 to        2.28       43,545           1.02%       0.50% to     2.25%       (0.16%)to    9.60%
    2003           13,216        1.11 to        2.49       26,642           0.65%       0.50% to     1.95%        7.47% to   27.00%
    2002            4,057        1.55 to        1.64        6,550           2.74%       0.90% to     1.95%      (23.56%)to   (8.91%)
    2001(19)          166        2.11 to        2.11          349               -       0.90% to     1.60%        0.20% to    4.87%

Technology Portfolio - Class I

    2005            9,279        0.45 to        1.42        5,329               -       0.90% to     1.95%       (2.22%)to   (1.17%)
    2004           12,117        0.46 to        1.44        7,004               -       0.75% to     1.95%      (18.43%)to   (2.53%)
    2003           13,989        0.47 to        2.97        8,198               -       0.75% to     1.95%        2.19% to   46.45%
    2002           10,952        0.33 to        1.01        4,226               -       0.90% to     1.95%      (49.79%)to    0.76%
    2001(11)       13,554        0.65 to        1.79       10,300               -       0.90% to     1.60%      (50.05%)to   (8.16%)

Templeton Developing Markets Securities Fund - Class 2

    2005            2,588        1.09 to        3.50        3,634           1.30%       0.90% to     1.60%       25.40% to   26.28%
    2004            3,214        0.87 to        2.77        3,557           1.81%       0.90% to     1.60%        5.78% to   23.59%
    2003            4,064        0.70 to        2.77        3,591           1.17%       0.90% to     1.60%       50.55% to   51.62%
    2002            5,087        0.47 to        1.83        2,935           1.41%       0.90% to     1.60%       (1.74%)to   (1.05%)
   2001(15)         6,525        0.47 to        1.86        3,843           0.82%       0.90% to     1.60%       (9.56%)to   (0.89%)

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                        Unit                 Net       Investment           Expense                    Total
                Units                Fair Value            Assets        Income            Ratio (2)                 Return (3)
               (000's)           (Lowest to Highest)       (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Foreign Securities Fund - Class 2

    2005           16,296        1.11 to        3.19       35,750           1.19%       0.50% to     1.95%        4.77% to    9.62%
    2004           16,494        1.36 to        2.91       31,997           1.06%       0.50% to     1.95%       11.51% to   17.94%
    2003           14,981        1.16 to        2.46       23,427           1.68%       0.50% to     1.95%        8.87% to   32.63%
    2002           14,553        0.91 to        1.87       16,461           1.72%       0.50% to     1.95%      (22.10%)to   (0.22%)
    2001(15)       14,513        1.13 to        1.83       18,883           2.55%       0.90% to     1.60%      (17.35%)to   (7.19%)

Templeton Global Asset Allocation Fund - Class 2

    2005            2,840        1.69 to        2.84        4,982           3.68%       0.90% to     1.60%        1.90% to    2.63%
    2004            3,504        1.65 to        2.77        6,030           2.82%       0.90% to     1.60%       13.87% to   14.68%
    2003            4,340        1.45 to        2.42        6,504           2.58%       0.90% to     1.60%       29.84% to   30.77%
    2002            5,013        1.11 to        1.85        5,861           1.78%       0.90% to     1.60%       (5.92%)to   (5.25%)
    2001            6,646        1.18 to        1.95        8,328           1.33%       0.90% to     1.60%      (11.39%)to  (10.76%)

Templeton Growth Securities Fund - Class 2

    2005           17,788        1.41 to        3.12       40,604           1.15%       0.75% to     1.95%        2.80% to    8.05%
    2004           19,028        1.32 to        2.90       39,699           1.22%       0.75% to     1.95%       13.76% to   15.16%
    2003           19,585        1.15 to        2.53       35,681           1.50%       0.75% to     1.95%        8.13% to   33.82%
    2002           20,477        1.09 to        1.94       25,439           2.30%       0.90% to     1.95%      (21.64%)to   (0.71%)
    2001(15)       18,994        1.36 to        2.41       27,754          14.80%       0.90% to     1.60%       (2.89%)to    3.07%

Wanger International Select

    2005            5,340        1.16 to        3.63       14,782           1.97%       0.90% to     1.95%        8.99% to   16.12%
    2004            5,295        1.83 to        3.15       12,223           0.33%       0.90% to     1.95%        2.86% to   24.94%
    2003            5,475        1.49 to        2.55       10,408           0.29%       0.75% to     1.95%       12.89% to   39.97%
    2002            3,877        1.07 to        1.95        5,404               -       0.75% to     1.80%      (16.65%)to    0.25%
    2001(11)        3,944        1.29 to        2.17        6,604           0.13%       0.90% to     1.60%      (27.80%)to   (6.97%)

Wanger International Small Cap

    2005           32,777        1.17 to        4.38      111,676           1.04%       0.50% to     1.95%        4.90% to   20.92%
    2004           35,956        1.59 to        3.62      103,180           0.70%       0.50% to     1.95%       19.04% to   29.62%
    2003           37,064        1.24 to        2.79       83,580           0.30%       0.50% to     1.95%       11.28% to   48.12%
    2002           32,650        0.97 to        1.89       51,249               -       0.50% to     1.95%      (21.57%)to   11.84%
    2001(14)       36,010        1.15 to        1.95       67,195               -       0.90% to     1.60%      (22.44%)to   (7.86%)

Wanger Select

    2005            6,650        1.13 to        4.13       20,910               -       0.90% to     1.95%        8.34% to   10.01%
    2004            6,883        1.25 to        3.78       19,854               -       0.75% to     1.95%        7.50% to   18.23%
    2003            5,538        1.06 to        3.21       13,348               -       0.90% to     1.95%        2.89% to   29.55%
    2002            3,854        1.44 to        2.49        7,096               -       0.75% to     1.95%       (9.10%)to    3.47%
    2001(16)        3,649        1.58 to        2.74        7,292               -       0.90% to     1.60%        7.34% to    8.60%

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                        Unit                 Net       Investment           Expense                    Total
                Units                Fair Value            Assets        Income            Ratio (2)                 Return (3)
               (000's)           (Lowest to Highest)       (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Wanger U.S. Smaller Companies

    2005           38,624        1.09 to        3.86      131,368               -       0.50% to     1.95%        4.99% to    10.70%
    2004           46,105        1.34 to        3.49      143,130               -       0.50% to     1.95%       12.12% to    17.74%
    2003           50,151        1.15 to        2.96      133,745               -       0.50% to     1.95%        9.31% to    45.47%
    2002           53,871        1.66 to        2.08      102,127               -       0.50% to     1.95%      (20.44%)to     2.48%
    2001(11)       64,806        2.02 to        2.37      149,913           0.10%       0.90% to     1.60%        2.20% to    10.38%



(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the subaccount. While the subaccount may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that subaccount to deviate outside the range of the expense ratios presented.

(4) From inception January 5, 2001 to December 31, 2001.            (19) From inception October 18, 2001 to December 31, 2001.
(5) From inception April 12, 2001 to December 31, 2001.             (20) From inception February 14, 2002 to December 31, 2002.
(6) From inception April 17, 2001 to December 31, 2001.             (21) From inception February 15, 2002 to December 31, 2002.
(7) From inception May 10, 2001 to December 31, 2001.               (22) From inception August 19, 2002 to December 31, 2002.
(8) From inception June 12, 2001 to December 31, 2001.              (23) From inception August 20, 2002 to December 31, 2002.
(9) From inception June 22, 2001 to December 31, 2001.              (24) From inception August 22, 2002 to December 31, 2002.
(10) From inception June 25, 2001 to December 31, 2001.             (25) From inception November 13, 2002 to December 31, 2002.
(11) From inception July 19, 2001 to December 31, 2001.             (26) From inception June 3, 2003 to December 31, 2003.
(12) From inception July 23, 2001 to December 31, 2001.             (27) From inception June 4, 2003 to December 31, 2003.
(13) From inception August 3, 2001 to December 31, 2001.            (28) From inception June 5, 2003 to December 31, 2003.
(14) From inception August 10, 2001 to December 31, 2001.           (29) From inception June 22, 2004 to December 31, 2004.
(15) From inception August 17, 2001 to December 31, 2001.           (30) From inception April 22, 2005 to December 31, 2005.
(16) From inception August 24, 2001 to December 31, 2001.           (31) From inception April 28, 2005 to December 31, 2005.
(17) From inception September 5, 2001 to December 31, 2001.         (32) From inception April 29, 2005 to December 31, 2005.
(18) From inception September 24, 2001 to December 31, 2001.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled 'Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $4,085,428 and $3,463,912 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

         Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

         Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

         Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled 'Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 2.25% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled 'Mortality and Expense Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2005, is $26,846,199. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 9--LIQUIDATIONS AND MERGERS
On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond-Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 12 - OTHER
On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[LOGO] PricewaterhouseCoopers

To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 24, 2006

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                               TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                              -----------------

Report of Independent Registered Public Accounting Firm...................................................          F-3

Balance Sheet as of December 31, 2005 and 2004............................................................          F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2005, 2004 and 2003....................................................          F-5

Statement of Cash Flows for the years ended December 31, 2005, 2004 and 2003..............................          F-6

Notes to Financial Statements.............................................................................       F-7 - F-20

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM






To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 22, 2006

                                         PHL VARIABLE INSURANCE COMPANY
                                                 BALANCE SHEET
                                      ($ in thousands, except share data)
                                           DECEMBER 31, 2005 AND 2004

                                                                                                  2005            2004
                                                                                             --------------- ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   2,789,491   $   3,075,379
Available-for-sale equity securities, at fair value.......................................              --             261
Policy loans, at unpaid principal balances................................................           8,171           2,486
Other invested assets.....................................................................           1,129           4,393
                                                                                              -------------- ---------------
Total investments.........................................................................       2,798,791       3,082,519
Cash and cash equivalents.................................................................          25,818          39,598
Accrued investment income.................................................................          30,837          27,353
Deferred policy acquisition costs.........................................................         529,315         433,458
Receivable from related parties...........................................................          31,119           1,559
Other general account assets..............................................................          25,354          37,653
Separate account assets...................................................................       2,537,685       2,413,571
                                                                                             --------------- ---------------
TOTAL ASSETS..............................................................................   $   5,978,919   $   6,035,711
                                                                                             =============== ===============

LIABILITIES:
Policyholder deposit funds................................................................   $   2,256,129   $   2,627,920
Policy liabilities and accruals...........................................................         487,573         350,851
Deferred income taxes.....................................................................          73,356          63,402
Payable to related parties................................................................          71,629          11,722
Other general account liabilities.........................................................          10,284          19,884
Separate account liabilities..............................................................       2,537,685       2,413,571
                                                                                             --------------- ---------------
TOTAL LIABILITIES.........................................................................       5,436,656       5,487,350
                                                                                             --------------- ---------------

CONTINGENT LIABILITIES (NOTE 11)..........................................................

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................           2,500           2,500
Additional paid-in capital................................................................         503,234         503,234
Retained earnings.........................................................................          37,134          32,911
Accumulated other comprehensive income (loss).............................................            (605)          9,716
                                                                                             --------------- ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................         542,263         548,361
                                                                                             --------------- ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $   5,978,919   $   6,035,711
                                                                                             =============== ===============

The accompanying notes are an integral part of these financial statements.

                                         PHL VARIABLE INSURANCE COMPANY
                  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                                ($ in thousands)
                                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                 2005             2004             2003
                                                                            ---------------  ---------------  ---------------

 REVENUES:
 Premiums.................................................................  $       9,521    $       7,367    $       5,829
 Insurance and investment product fees....................................        109,270           83,300           65,529
 Investment income, net of expenses.......................................        154,374          143,862          133,531
 Net realized investment gains (losses)...................................        (10,569)           5,121              768
                                                                            ---------------  ---------------  ---------------
 TOTAL REVENUES...........................................................        262,596          239,650          205,657
                                                                            ---------------  ---------------  ---------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................        130,279          136,760          127,311
 Policy acquisition cost amortization.....................................         80,402           45,027           20,040
 Other operating expenses.................................................         50,493           35,683           35,288
                                                                            ---------------  ---------------  ---------------
 TOTAL BENEFITS AND EXPENSES..............................................        261,174          217,470          182,639
                                                                            ---------------  ---------------  ---------------
 Income before income taxes...............................................          1,422           22,180           23,018
 Applicable income taxes (benefit)........................................         (2,801)           5,465            8,369
                                                                            ---------------   --------------   --------------
 NET INCOME...............................................................  $       4,223    $      16,715    $      14,649
                                                                            ===============  ===============  ===============

 FEES PAID TO RELATED PARTIES (NOTE 6)

 COMPREHENSIVE INCOME:
 NET INCOME...............................................................  $       4,223    $      16,715    $      14,649
                                                                            ---------------  ---------------  ---------------
 Net unrealized investment gains (losses).................................         (9,986)         (14,802)           2,561
 Net unrealized derivative instruments losses.............................           (335)            (336)            (335)
                                                                            ---------------  ---------------  ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)........................................        (10,321)         (15,138)           2,226
                                                                            ---------------  ---------------  ---------------
 COMPREHENSIVE INCOME (LOSS)..............................................  $      (6,098)   $       1,577    $      16,875
                                                                            ===============  ===============  ===============

 ADDITIONAL PAID-IN  CAPITAL:
 Capital contributions from parent........................................  $          --    $      19,000    $      40,000

 RETAINED EARNINGS:
 Net income...............................................................          4,223           16,715           14,649

 ACCUMULATED OTHER COMPREHENSIVE INCOME:
 Other comprehensive income (loss)........................................        (10,321)         (15,138)           2,226
                                                                            ---------------  ---------------  ---------------

 CHANGE IN STOCKHOLDER'S EQUITY...........................................         (6,098)          20,577           56,875
 Stockholder's equity, beginning of year..................................        548,361          527,784          470,909
                                                                            ---------------  ---------------  ---------------
 STOCKHOLDER'S EQUITY, END OF YEAR........................................  $     542,263    $     548,361    $     527,784
                                                                            ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                                         PHL VARIABLE INSURANCE COMPANY
                                            STATEMENT OF CASH FLOWS
                                                ($ in thousands)
                                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                2005              2004              2003
                                                                          ----------------  ----------------  ----------------

 OPERATING ACTIVITIES:
 Net income.............................................................  $        4,223    $       16,715    $       14,649
 Net realized investment (gains) losses.................................          10,569            (5,121)             (768)
 Investment (gains) losses..............................................         (15,293)           (5,634)            6,876
 Deferred income taxes..................................................          15,512            15,627            15,734
 Increase in deferred policy acquisition costs..........................         (56,634)          (61,761)         (100,542)
 Increase in policy liabilities and accruals............................         155,315           135,384           126,059
 Other assets and other liabilities change..............................          34,725           (19,262)           32,352
                                                                          ----------------  ----------------  ----------------
 CASH FROM OPERATING ACTIVITIES.........................................         148,417            75,948            94,360
                                                                          ----------------  ----------------  ----------------

 INVESTING ACTIVITIES:
 Investment purchases...................................................      (1,148,093)       (1,506,835)       (2,068,268)
 Investment sales, repayments and maturities............................       1,357,687         1,503,161         1,338,495
                                                                          ----------------  ----------------  ----------------
 CASH FROM (FOR) INVESTING ACTIVITIES...................................         209,594            (3,674)         (729,773)
                                                                          ----------------  ----------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund deposits.....................................         236,099           365,166           928,973
 Policyholder deposit fund withdrawals..................................        (607,890)         (497,814)         (725,834)
 Capital contributions from parent......................................              --            19,000            40,000
                                                                          ----------------  ----------------  ----------------
 CASH FROM (FOR) FINANCING ACTIVITIES...................................        (371,791)         (113,648)          243,139
                                                                          ----------------  ----------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS....................................         (13,780)          (41,374)         (392,274)
 Cash and cash equivalents, beginning of year...........................          39,598            80,972           473,246
                                                                          ----------------  ----------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR.................................  $       25,818    $        39,598    $       80,972
                                                                          ================  ================  ================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company. We have reclassified certain amounts for 2004 and 2003 to conform with 2005 presentation.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities, and accruals for deferred taxes. Significant accounting policies are presented throughout these notes.

NEW ACCOUNTING PRONOUNCEMENTS

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our financial statements.


2.   OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we regularly evaluate the financial condition of our reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.
     o We reinsure 100% of the excess death benefits for most variable annuity policies issued through December 31, 1999, including subsequent deposits.

DIRECT BUSINESS AND REINSURANCE:                                                        YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Direct premiums..........................................................   $      55,277    $      43,348    $      30,404
Premiums ceded to reinsurers.............................................         (45,756)         (35,981)         (24,575)
                                                                            ---------------  ---------------  ---------------
PREMIUMS.................................................................   $       9,521    $       7,367    $       5,829
                                                                            ===============  ===============  ===============

Direct policy benefits incurred..........................................   $      15,538    $      37,846    $      19,031
Policy benefits assumed from reinsureds..................................             381              286              160
Policy benefits ceded to reinsurers......................................          (9,572)         (26,767)         (12,829)
                                                                            ---------------  ---------------  ---------------
POLICY BENEFITS..........................................................   $       6,347    $      11,365    $       6,362
                                                                            ===============  ===============  ===============

Direct life insurance in-force...........................................   $  41,566,483    $  30,623,344    $  20,518,533
Life insurance in-force assumed from reinsureds..........................         135,447          155,964          168,788
Life insurance in-force ceded to reinsurers..............................     (30,459,568)     (23,057,775)     (15,544,504)
                                                                            ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................   $  11,242,362    $   7,721,533    $   5,142,817
                                                                            ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................           1.20%            2.02%            3.28%
                                                                            ===============  ===============  ===============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $123.9 million, $125.4 million and $121.0 million, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003, respectively.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

During 2005, amortization of DAC was increased by an adjustment, or "unlocking" of assumptions. The unlocking was driven by revised assumptions regarding mortality experience offset by interest rate and spread adjustments for annuities.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                          YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions................   $     137,036    $     106,788    $     120,582
Recurring costs amortized to expense.....................................         (86,608)         (45,027)         (20,040)
Credit related to investment gains or losses.............................           6,206               --               --
Offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3)........................          39,223             (912)          16,390
                                                                            ---------------  ---------------  ---------------
Change in deferred policy acquisition costs..............................          95,857           60,849          116,932
Deferred policy acquisition costs, beginning of year.....................         433,458          372,609          255,677
                                                                            ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...........................   $     529,315    $     433,458    $     372,609
                                                                            ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.00% to 5.25% as of December 31, 2005, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2005 and 2004, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $74.9 million and $114.9 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $9.8 million and $7.8 million, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 10.0%, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.


3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

FAIR VALUE AND COST OF DEBT SECURITIES:                                           AS OF DECEMBER 31,
($ in thousands)                                           ------------------------------------------------------------------
                                                                         2005                              2004
                                                           --------------------------------  --------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE          COST
                                                           ---------------  ---------------  ---------------  ---------------

U.S. government and agency...............................  $    124,552     $    125,673     $     65,485     $     64,850
State and political subdivision..........................        28,585           28,934           45,028           44,717
Foreign government.......................................        73,412           69,275           73,572           69,137
Corporate................................................     1,490,696        1,510,681        1,674,157        1,657,987
Mortgage-backed..........................................       648,124          649,346          665,778          652,781
Other asset-backed.......................................       424,122          425,634          551,359          551,368
                                                           ---------------  ---------------  ---------------  ---------------
DEBT SECURITIES..........................................  $  2,789,491     $  2,809,543     $  3,075,379     $  3,040,840
                                                           ===============  ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2005 or 2004.

FAIR VALUE AND COST OF EQUITY SECURITIES:                                         AS OF DECEMBER 31,
($ in thousands)                                           ------------------------------------------------------------------
                                                                         2005                              2004
                                                           --------------------------------  --------------------------------
                                                             FAIR VALUE          COST          FAIR VALUE          COST
                                                           ---------------  ---------------  ---------------  ---------------

Mutual fund seed investments.............................  $         --     $         --     $         63     $         39
Other equity securities..................................            --               --              198              227
                                                           ---------------  ---------------  ---------------  ---------------
EQUITY SECURITIES........................................  $         --     $         --     $        261     $        266
                                                           ===============  ===============  ===============  ===============


GROSS AND NET UNREALIZED GAINS (LOSSES) FROM                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                                ------------------------------------------------------------------
($ in thousands)                                                         2005                              2004
                                                           --------------------------------  --------------------------------
                                                                GAINS            LOSSES           GAINS           LOSSES
                                                           ---------------  ---------------  ---------------  ---------------

U.S. government and agency...............................  $         369    $      (1,490)   $         878    $        (243)
State and political subdivision..........................            239             (588)             721             (410)
Foreign government.......................................          4,539             (402)           4,565             (130)
Corporate................................................         10,796          (30,781)          30,610          (14,440)
Mortgage-backed..........................................          6,141           (7,363)          14,805           (1,808)
Other asset-backed.......................................          2,052           (3,564)           4,660           (4,669)
                                                           ---------------  ---------------   --------------  ---------------
Debt securities gains and losses.........................  $      24,136    $     (44,188)   $      56,239    $     (21,700)
                                                           ===============  ===============  ===============  ===============
Equity securities gains and losses.......................  $          --    $          --    $          24    $         (29)
                                                           ===============  ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS (LOSSES)............  $     (20,052)                    $      34,534
                                                           ===============                   ===============


AGING OF TEMPORARILY IMPAIRED GENERAL                                   AS OF DECEMBER 31, 2005
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------
($ in thousands)                                 LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR        UNREALIZED     FAIR        UNREALIZED     FAIR        UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................  $     62,372  $      (714)  $    33,369  $      (776)  $    95,741  $    (1,490)
State and political subdivision...........         7,854          (15)       16,067         (573)       23,921         (588)
Foreign government........................        14,877         (269)        4,834         (133)       19,711         (402)
Corporate.................................       651,536      (18,520)      340,112      (12,261)      991,648      (30,781)
Mortgage-backed...........................       245,240       (3,751)      165,412       (3,612)      410,652       (7,363)
Other asset-backed........................       140,801       (1,797)      101,004       (1,767)      241,805       (3,564)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................  $  1,122,680  $   (25,066)  $   660,798  $   (19,122)  $ 1,783,478  $   (44,188)
COMMON STOCK..............................            --           --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $  1,122,680  $   (25,066)  $   660,798  $   (19,122)  $ 1,783,478  $   (44,188)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................  $     72,000  $    (2,888)  $    40,186  $    (2,667)  $   112,186  $    (5,555)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (469)               $      (305)               $      (774)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.


AGING OF TEMPORARILY IMPAIRED GENERAL                                   AS OF DECEMBER 31, 2004
ACCOUNT DEBT AND EQUITY SECURITIES:         ---------------------------------------------------------------------------------
($ amounts in thousands)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR        UNREALIZED     FAIR        UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................  $     29,470  $      (243)  $        --  $        --   $    29,470  $      (243)
State and political subdivision...........        12,280         (227)        4,151         (183)       16,431         (410)
Foreign government........................            --           --         4,833         (130)        4,833         (130)
Corporate.................................       484,913      (11,468)       76,796       (2,972)      561,709      (14,440)
Mortgage-backed...........................       242,502       (1,689)       18,780         (119)      261,282       (1,808)
Other asset-backed........................       259,871       (2,355)        9,853       (2,314)      269,724       (4,669)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................  $  1,029,036  $   (15,982)  $   114,413  $    (5,718)  $ 1,143,449  $   (21,700)
COMMON STOCK..............................            --           --            --          (29)           --          (29)
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....  $  1,029,036  $   (15,982)  $   114,413  $    (5,747)  $ 1,143,449  $   (21,729)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................  $     36,729  $      (953)  $    10,934  $    (2,325)  $    47,663  $    (3,278)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS
  FOR DEFERRED ACQUISITION COST
  ADJUSTMENT AND TAXES....................                $      (355)               $      (455)               $      (810)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2005 and 2004, we had on deposit securities with a fair value of $8.4 million and $7.3 million, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in first-out basis and when declines in the fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

SOURCES OF NET INVESTMENT INCOME:                                                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Debt securities..........................................................   $     154,607    $     145,354    $     132,101
Equity securities........................................................               2               44              478
Other investments........................................................             183              178              931
Policy loans.............................................................             479              122              140
Cash and cash equivalents................................................           1,061            1,000            2,679
                                                                            ---------------  ---------------  ---------------
Total investment income..................................................         156,332          146,698          136,329
  Less:  Investment expenses.............................................           1,958            2,836            2,798
                                                                            ---------------  ---------------  ---------------
NET INVESTMENT INCOME....................................................   $     154,374    $     143,862    $     133,531
                                                                            ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004            2003
                                                                            ---------------  ---------------  ---------------
DEBT SECURITY IMPAIRMENTS................................................   $      (2,651)   $          --    $      (8,113)
                                                                            ---------------  ---------------  ---------------
Debt security transaction gains..........................................           1,764            6,015            9,615
Debt security transaction losses.........................................          (9,254)          (3,581)          (2,411)
Equity security transaction gains........................................              26            2,286            3,993
Equity security transaction losses.......................................             (13)              --           (1,354)
Other investment transaction gains (losses)..............................            (441)             402             (960)
Cash equivalent transaction losses.......................................              --               (1)              (2)
                                                                            ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)...........................................          (7,918)           5,121            8,881
                                                                            ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................   $     (10,569)   $       5,121    $         768
                                                                            ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Debt securities..........................................................   $     (54,591)   $     (19,782)   $     (11,311)
Equity securities........................................................               5           (1,953)             695
Other investments........................................................              --             (125)          (1,833)
                                                                            ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)......................   $     (54,586)   $     (21,860)   $     (12,449)
                                                                            ===============  ===============  ===============

Net unrealized investment losses.........................................   $     (54,586)   $     (21,860)   $     (12,449)
                                                                            ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)....................         (39,223)             912          (16,390)
Applicable deferred income taxes (benefit)...............................          (5,377)          (7,970)           1,380
                                                                            ---------------  ---------------  ---------------
Offsets to net unrealized investment losses..............................         (44,600)          (7,058)         (15,010)
                                                                            ---------------  ---------------  ---------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN
  OTHER COMPREHENSIVE INCOME.............................................   $      (9,986)   $     (14,802)   $       2,561
                                                                            ===============  ===============  ===============

INVESTING CASH FLOWS

Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less.

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                 YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Debt security purchases..................................................   $  (1,139,974)   $  (1,505,651)   $  (2,050,231)
Equity security purchases................................................              --              (40)          (8,619)
Other invested asset purchases...........................................          (2,434)            (411)          (9,000)
Policy loan advances, net................................................          (5,685)            (733)            (418)
                                                                            ---------------  ---------------  ---------------
INVESTMENT PURCHASES.....................................................   $  (1,148,093)   $  (1,506,835)   $  (2,068,268)
                                                                            ===============  ===============  ===============

Debt securities sales....................................................   $     873,995    $     886,091    $     484,329
Debt securities maturities and repayments................................         477,568          591,962          817,792
Equity security sales....................................................             279            8,798           36,374
Other invested asset sales...............................................           5,845           16,310               --
                                                                            ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................   $   1,357,687    $   1,503,161    $   1,338,495
                                                                            ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

COST AND FAIR VALUE OF DEBT SECURITIES BY MATURITY:                                                COST         FAIR VALUE
($ in thousands)                                                                                  AS OF           AS OF
                                                                                               DEC 31, 2005    DEC 31, 2005
                                                                                             --------------- ---------------

Due in one year or less...................................................................   $     174,223   $     173,578
Due after one year through five years.....................................................         988,445         975,839
Due after five years through ten years....................................................         541,851         538,591
Due after ten years.......................................................................       1,105,024       1,101,483
                                                                                             --------------- ---------------
TOTAL.....................................................................................   $   2,809,543   $   2,789,491
                                                                                             =============== ===============


4.   SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

ALLOCATION OF INCOME TAXES:                                                               YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Income tax expense (benefit) attributable to:
  Current................................................................   $     (18,313)   $     (10,162)   $      (7,366)
  Deferred...............................................................          15,512           15,627           15,735
                                                                            ---------------  ---------------  ---------------
NET INCOME (LOSS)........................................................          (2,801)           5,465            8,369
Other comprehensive income (loss)........................................          (5,558)          (8,151)           1,199
                                                                            ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS)..............................................   $      (8,359)   $      (2,686)   $       9,568
                                                                            ===============  ===============  ===============

INCOME TAXES RECOVERED...................................................   $     (14,288)   $      (3,450)   $     (51,107)
                                                                            ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                              YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------
Income before income taxes...............................................   $       1,422    $      22,180    $      23,018
                                                                            ---------------  ---------------  ---------------
Income taxes at statutory rate of 35.0%..................................             498            7,763            8,056
Tax (benefit) attributable to tax-advantaged investment income...........          (2,924)          (2,264)             360
Tax interest.............................................................            (378)              --               --
Other, net...............................................................               3              (34)             (47)
                                                                            ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT)........................................   $      (2,801)   $       5,465    $       8,369
                                                                            ===============  ===============  ===============
Effective income tax (benefit) rates.....................................        (197.0)%            24.6%            36.4%
                                                                            ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                     AS OF DECEMBER 31,
($ in thousands)                                                                             --------------------------------
                                                                                                   2005             2004
                                                                                             ---------------  ---------------
Deferred income tax assets:
Future policyholder benefits..............................................................   $      63,793    $      48,756
Unearned premiums/deferred revenues.......................................................           7,482            5,983
Net operating loss carryover benefits.....................................................           7,970           23,618
Other.....................................................................................           1,137            1,041
                                                                                             ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          80,382           79,398
                                                                                             ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................         150,281          133,372
Employee benefits.........................................................................           1,907               --
Investments...............................................................................           1,550            9,428
                                                                                             ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         153,738          142,800
                                                                                             ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $      73,356    $      63,402
                                                                                             ===============  ===============

We are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2005, we had net operating loss carryforwards of $22.8 million for federal income tax purposes, which expire in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2005 and 2004 will be realized.

As of December 31, 2005, we had current taxes payable of $819 thousand.


6.   RELATED PARTY TRANSACTIONS

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $108,701 thousand, $82,050 thousand and $86,499 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts payable to Phoenix Life were $40,838 thousand and $5,432 thousand as of December 31, 2005 and 2004, respectively.

We provide premium processing services for Phoenix Life, wherein we receive premium payments on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. In connection with this service, at December 31, 2005 and 2004, we had premiums due to Phoenix Life of $16,468 thousand and $62 thousand, respectively. We do not charge any fees for this service.

We also provide premium processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive premium payments on certain Phoenix Life and Annuity contracts, and forward those payments to Phoenix Life and Annuity. In connection with this service, at December 31, 2005 and 2004, we had amounts due to Phoenix Life and Annuity of $1,235 thousand and $374 thousand, respectively. We do not charge any fees for this service.

Phoenix Life provides payment processing services to us for life insurance policies. In connection with this service, at December 31, 2005 and 2004, we had policy-related receivables of $31,119 thousand and $1,559 thousand, respectively. Phoenix Life does not charge us for these services.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2,993 thousand, $2,810 thousand and $2,798 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0 thousand and $67 thousand, as of December 31, 2005 and 2004, respectively. Variable product separate account fees were $697 thousand, $1,120 thousand and $1,661 thousand for 2005, 2004 and 2003, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners Ltd., is the principal underwriter of our annuity contracts. Until May 31, 2004, contracts could be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith). Other outside broker-dealers are licensed to sell our annuity contracts as well. We incurred commissions for contracts underwritten by PEPCO of $35,422 thousand, $39,491 thousand and $36,247 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts payable to PEPCO were $1,981 thousand and $2,735 thousand as of December 31, 2005 and 2004, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $54,927 thousand, $28,962 thousand and $33,795 thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Amounts receivable from Phoenix Life were $11,108 thousand and $3,119 thousand as of December 31, 2005 and 2004, respectively.

Until May 31, 2004, Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sold certain of our non-participating life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $96 thousand for the five months ended May 31, 2004 and $429 thousand for the year ended December 31, 2003.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

7.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.   OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ in thousands)                             -------------------------------------------------------------------------------
                                                         2005                      2004                      2003
                                             --------------------------- ------------------------- -------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                             ------------- ------------- ------------ ------------ ------------ ------------

Unrealized gains (losses) on
  investments..............................  $    (64,713) $    (16,569) $   (17,140) $   (11,734) $    (2,606) $     8,959
Net realized investment losses on
  available-for-sale securities included
  in net income............................        10,127         6,583       (4,720)      (3,068)      (9,843)      (6,398)
                                             ------------- ------------- ------------ ------------ ------------ ------------
Net unrealized investment gains (losses)...       (54,586)       (9,986)     (21,860)     (14,802)     (12,449)       2,561
Net unrealized derivative instruments
  losses...................................          (516)         (335)        (517)        (336)        (516)        (335)
                                             ------------- ------------- ------------ ------------ ------------ ------------
Other comprehensive income (loss)..........       (55,102) $    (10,321)     (22,377) $   (15,138)     (12,965) $     2,226
                                             ------------- ============= ------------ ============ ------------ ============
Applicable deferred policy acquisition
  cost amortization........................       (39,223)                       912                   (16,390)
Applicable deferred income taxes
  (benefit)................................        (5,558)                    (8,151)                    1,199
                                             -------------               ------------              ------------
Offsets to other comprehensive income......       (44,781)                    (7,239)                  (15,191)
                                             -------------               ------------              ------------
OTHER COMPREHENSIVE INCOME (LOSS)..........  $    (10,321)               $   (15,138)              $     2,226
                                             ==============              ============              =============


COMPONENTS OF ACCUMULATED                                                           AS OF DECEMBER 31,
OTHER COMPREHENSIVE INCOME:                                ------------------------------------------------------------------
($ in thousands)                                                         2005                              2004
                                                           --------------------------------  --------------------------------
                                                                GROSS             NET             GROSS             NET
                                                           ---------------  ---------------  ---------------  ---------------

Unrealized gains (losses) on investments.................  $     (17,550)   $      (1,412)   $      37,036    $       8,573
Unrealized gains on derivative instruments...............          1,241              807            1,757            1,143
                                                           ---------------  ---------------  ---------------  ---------------
Accumulated other comprehensive income...................        (16,309)   $        (605)          38,793    $       9,716
                                                           ---------------  ===============  ---------------  ===============
Applicable deferred policy acquisition costs.............        (15,378)                           23,845
Applicable deferred income taxes.........................           (326)                            5,232
                                                           ---------------                   ---------------
Offsets to other comprehensive income....................        (15,704)                           29,077
                                                           ---------------                   ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...................  $        (605)                    $       9,716
                                                           ===============                   ===============


9.   FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES                                        AS OF DECEMBER 31,
OF FINANCIAL INSTRUMENTS:                                  ------------------------------------------------------------------
($ in thousands)                                                         2005                               2004
                                                           --------------------------------  --------------------------------
                                                             CARRYING           FAIR           CARRYING           FAIR
                                                               VALUE            VALUE            VALUE            VALUE
                                                           ---------------  ---------------  ---------------  ---------------

Cash and cash equivalents................................  $      25,818    $      25,818    $      39,598    $      39,598
Debt securities..........................................      2,789,491        2,789,491        3,075,379        3,075,379
Equity securities........................................             --               --              261              261
Policy loans.............................................          8,171            8,171            2,486            2,486
                                                           ---------------  ---------------  ---------------  ---------------
FINANCIAL ASSETS.........................................  $   2,823,480    $   2,823,480    $   3,117,724    $   3,117,724
                                                           ===============  ===============  ===============  ===============

Investment contracts.....................................  $   2,256,129    $   2,250,695    $   2,627,920    $   2,644,127
                                                           ---------------  ---------------  ---------------  ---------------
FINANCIAL LIABILITIES....................................  $   2,256,129    $   2,250,695    $   2,627,501    $   2,643,708
                                                           ===============  ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax loss of $0.3 million, $0.3 million and $0.3 million for the years ended December 31, 2005, 2004 and 2003 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2005, 2004 and 2003, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2005 and 2004.


10.  STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2005, 2004 and 2003. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA:                                                        AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ in thousands)                                                            -------------------------------------------------
                                                                                  2005             2004             2003
                                                                            ---------------  ---------------  ---------------

Statutory capital and surplus............................................   $     264,825    $     245,831    $     240,750
Asset valuation reserve..................................................           5,575            7,370            1,249
                                                                            ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE...................   $     270,400    $     253,201    $     241,999
                                                                            ===============  ===============  ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS....................................   $      12,251    $      (2,574)   $     (37,237)
                                                                            ===============  ===============  ===============
STATUTORY NET INCOME (LOSS)..............................................   $      12,749    $      (3,254)   $     (37,387)
                                                                            ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2006 without prior approval.


11.  CONTINGENT LIABILITIES

We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

For example, during 2003 and 2004, the SEC conducted examinations of certain Company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the Company that it was asserting violations of trade reporting rules by the affiliate of the Company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Company with securities and other laws and regulations affecting its registered products. The Company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the Company in preparing the analysis. Based on the analysis, the Company advised the SEC that it does not believe that reimbursement is appropriate.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition, or consideration of available insurance and reinsurance and the provision made in our financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.


12.  OTHER COMMITMENTS

During the normal course of business, we enter into agreements to purchase private placement investments. As of December 31, 2005, we had committed $14,591 thousand under such investments, all of which is expected to be disbursed by December 31, 2006.

                                     PART C

                                     PART C

                                OTHER INFORMATION


    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (11) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.


    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

    (a) Financial Statements


        (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2005; Statement of Operations for the year ended December 31, 2005; Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004; and Notes to Financial Statements.

        (2) The financial statements and schedules of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include:
            Balance Sheet as of December 31, 2005 and 2004; Statement of Income, Comprehensive Income and Changes in Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003; Statement of Cash Flows for the years ended December 31, 2005, 2004 and 2003; and Notes to Financial Statements.

    (b) Exhibits

        (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.


        (2)  Not Applicable.

        (3)  Distribution of Policies


            (a) Master Service and Distribution Compliance Agreement between
                Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No.033-87376). Post-effective Amendment No. 17, filed via EDGAR on April 30, 2002.


            (b) Form of Broker Dealer Supervisory and Service Agreement among
                Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Registrant's Form N-4 (File No. 333-123040 and 811-08914)) filed via EDGAR on February 28, 2005.


        (4) (a) Form of Variable Annuity Contract Form No. D617 (Phoenix DimensionsSM), filed via EDGAR with Initial Registration Statement Form N-4/A (File No. 333-123040) on June 20, 2005.

            (b) Guaranteed Minimum Income Benefit Rider, Form No. DR87, filed via EDGAR with Initial Registration Statement Form N-4/A (File No. 333-123040) on June 20, 2005.

            (c) Guaranteed Minimum Accumulation Benefit Rider, Form No. DR83,
                filed via EDGAR with Initial Registration Statement Form N-4/A (File No. 333-123040) on June 20, 2005.

            (d) Guaranteed Minimum Withdrawal Benefit Rider, Form No. DR93.1
                filed via EDGAR on Registration Form N-4 (File No. 333-123040) on Post-Effective Amendment No. 2 on November 9, 2005.

        (5) Form of Application (Form No. OL4157.1) filed via EDGAR on Registration Form N-4 (File No. 333-123040) on Post-Effective Amendment No. 2 on November 9, 2005.

        (6) (a) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

            (b) Bylaws of PHL Variable Insurance Company, as amended and restated effective May 16, 2002 are incorporated by reference to Registrant's Form N-4 (File No. 033-87376) filed via EDGAR on April 30, 2004.


        (7)  Not Applicable.

        (8)  Participation Agreements.


             (1)(a) Participation Agreement dated February 23, 1995 between PHL
                    Variable Insurance Company ("PHLVIC") and Wanger Advisors Trust ("Wanger") is incorporated by reference to EDGAR filing on Form S-6 (File No. 333-65823) on October 16, 1998.

             (1)(b) Amendment No. 1 to the Participation Agreement dated
                    December 16, 1996 between PHLVIC and Wanger is incorporated by reference to EDGAR filing on Form S-6 (File No. 333-65823) on October 16, 1998.

             (1)(c) Amendment No. 2 to the Participation Agreement dated
                    December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Post Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

             (2)(a) Participation Agreement as of May 1, 2000 among Franklin
                    Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company, is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 333-81458) on April 30, 2004.

             (2)(b) Amendment to Participation Agreement as of May 1, 2000 among
                    Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHL Variable Insurance Company, is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 333-81458) on April 30, 2004.

             (2)(c) Amendment to Participation Agreement as of May 3, 2004 by
                    and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is filed herein.

        (3) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

        (4) (a) Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHLVIC is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

        (4) (b) Amendment No. 1 to the Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

        (4) (c) Amendment No. 2 to the Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

        (5) Participation Agreement dated December 17, 1999 among PHL Variable Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc. and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

        (6) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

        (7) (a) Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

        (8) Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.

        (9) Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 033-06799) on April 30, 2004, with Post-Effective Amendment No. 26.

        (10) Participation Agreement dated April 25, 2005 among PHL Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., filed herewith.

        (11) Participation Agreement dated April 14, 2005 among PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Series Distributor LLC, filed herewith.

         (9) Written Opinion and Consent of Kathleen A. McGah, Esq., is filed herewith.


             (10)   (a) Consent of PricewaterhouseCoopers LLP, is filed
                        herewith.

                    (b) Consent of Brian A. Giantonio, Esq., is filed herewith.

             (11) Not Applicable.

             (12) Not Applicable.


             (99) Power of Attorney is filed herewith.


ITEM 25.            DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR.

NAME                             POSITION
----                             --------

Michael E. Haylon*               Director, Executive Vice President and Chief
                                   Financial Officer
Mitchell R. Katcher*             Director and Senior Vice President
Philip K. Polkinghorn*           Director and President
James D. Wehr**                  Director, Executive Vice President and Chief
                                   Investment Officer
John H. Beers*                   Vice President and Secretary
John R. Flores*                  Vice President and Chief Compliance Officer
Daniel J. Moskey*                Vice President and Treasurer
Tracy L. Rich*                   Executive Vice President and Assistant
                                   Secretary
Christopher M. Wilkos**          Senior Vice President and Corporate Portfolio
                                   Manager

* The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                                [GRAPHIC OMITTED]

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant


ITEM 27.  NUMBER OF CONTRACT OWNERS.


    As of February 28, 2006, there were -71 qualified and 26 nonqualified contract owners.


ITEM 28.  INDEMNIFICATION.

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI. Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER.

1.  Phoenix Equity Planning Corporation ("PEPCO").

    (a) PEPCO serves as the principal underwriter for the following entities:


        Phoenix Adviser Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix PHOLIOsSM, Phoenix Portfolios, Phoenix Opportunities Trust, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, Phoenix Life Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


    (b) Directors and Executive Officers of PEPCO.

        NAME                         POSITION
        ----                         --------

        George R. Aylward, Jr. **    Director and Executive Vice President
        Daniel T. Geraci**           Director, Chairman of the Board and
                                       President
        Michael E. Haylon*           Director
        James D. Wehr**              Director
        John H. Beers*               Vice President and Secretary
        John R. Flores*              Vice President and Anti-Money Laundering
                                       Officer
        David C. Martin*             Vice President and Chief Compliance Officer
        Glenn H. Pease**             Vice President, Finance and Treasurer
        Francis G. Waltman**         Senior Vice President

        * The business address of this individual is One American Row, Hartford, CT 06103-2899.

        ** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.


    (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:


       (1)                  (2)                 (3)              (4)              (5)
     Name of          Net Underwriting
    Principal          Discounts and       Compensation       Brokerage
   Underwriter          Commissions        on Redemption     Commissions      Compensation
------------------- --------------------- ---------------- ----------------- ----------------
  PEPCO               $0                   $0                $0               $0
------------------- --------------------- ---------------- ----------------- ----------------


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.


    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, CT 06103-2899.


ITEM 31.  MANAGEMENT SERVICES.

    Not applicable.

ITEM 32.  UNDERTAKINGS.

    (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

    (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;


    (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and.


    (d) PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 27th day of April, 2006.


                        PHL Variable Accumulation Account
                                  (Registrant)

                        By: ____________________________
                             * Philip K. Polkinghorn
                               Director and President

                         PHL Variable Insurance Company
                                   (Depositor)

                        By: ____________________________
                             * Philip K. Polkinghorn
                               Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       SIGNATURE                              TITLE
       ---------                              -----

____________________________                  Director and Executive Vice
* Michael E. Haylon                           President



____________________________                  Director and Senior
* Mitchell R. Katcher                         Vice President



____________________________                  Director and President
* Philip K. Polkinghorn

By:/s/ John H. Beers

*John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, filed herein.
April 27, 2006

                                      S-1